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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08934
                                     ---------

                    ING Strategic Allocation Portfolios, Inc.
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

     The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    --------------

Date of fiscal year end:   December 31
                           -----------

Date of reporting period:  January 1, 2003 to June 30, 2003
                           --------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT


SEMI-ANNUAL REPORT


(PHOTO OF COMPASS)

June 30, 2003


Classes R and S

DOMESTIC EQUITY INDEX PORTFOLIOS

ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio

STRATEGIC ALLOCATION PORTFOLIOS

ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Balanced Portfolio
ING VP Strategic Allocation Income Portfolio


                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter......................................    1
Portfolio Managers' Reports:
  Domestic Equity Index Portfolios......................    2
  Strategic Allocation Portfolios.......................    8
Index Descriptions......................................   13
Statements of Assets and Liabilities....................   14
Statements of Operations................................   15
Statements of Changes in Net Assets.....................   16
Financial Highlights....................................   19
Notes to Financial Statements...........................   25
Portfolios of Investments...............................   33
Director and Officer Information........................   69

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]

JAMES M. HENNESSY

Dear Shareholder:

It would be an understatement to refer to this past year as a challenging one for investors. In the past twelve months, there have been a number of events on the geopolitical front and numerous economic setbacks that have tested investor resilience.

We are now in the third year of one of the longest economic downturns in U.S. history. And although few of us will take much comfort in the fact that we have coped through a particularly challenging time, perhaps we should.

We at ING Funds remain optimistic about the future. We acknowledge the recent difficulties, but we also prefer to look at the positives that have emerged in the wake of those difficulties. For instance, the quick actions on the part of the financial industry and government regulators following a string of recent corporate scandals may have helped regain investor trust as well as introduce new accounting standards that may bring permanent improvements to our industry.

Although I do not wish to overstate my enthusiasm, I do believe that the gradual market upturn of recent months supports our long-held philosophy that it is important for investors to remain focused on their long-term goals and maintain reasonable expectations.

We remain committed to providing quality service and innovative products to help meet the needs of our investors, and we are excited and optimistic about the future.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James M. Hennessy
Jim Hennessy
President
ING Funds
August 15, 2003

ING VP INDEX PLUS LARGECAP PORTFOLIO                  PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan Sr., Portfolio Manager, Doug Cote, Portfolio Manager, Aeltus Investment Management, Inc., the Sub-Adviser.

GOAL: The ING VP Index Plus LargeCap Portfolio (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500, with the Index increasing 11.77% for the six months ended June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income securities through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a return of 10.32%, compared to the S&P 500, which returned 11.77%.

PORTFOLIO SPECIFICS: Performance benefited in the first quarter from good security selection in the health care, consumer staples, and financials sectors. The largest relative contributors in these sectors were an underweight in Baxter International in health care, an overweight of Procter & Gamble within consumer staples, and an underweight of Fifth Third Bancorp within financials. However, performance was hurt by underweighted positions in Comcast and Wal-Mart within the consumer discretionary sector and an underweight in AT&T Wireless within the telecommunications sector.

For the second half of the reporting period, the largest positive contributors to performance came from our underweights in ExxonMobil and Texas Instruments and our overweights in Ford and EMC Corporation. An underweight in health care was also positive. The largest detractors from performance were our overweight in Procter & Gamble and underweights in Citigroup, Bristol-Meyers Squibb, and AIG. Among the technology names that contributed to performance were Digital Insight and UTStarcom while many of the consumer related restaurant stocks, including Applebees, underperformed.

MARKET OUTLOOK: Because the stock characteristics associated with strong performance in the second quarter are contrary to those normally associated with market leadership, the rally can be described as speculative. The historical lack of success of the traits that were successful suggests that this kind of leadership is unlikely to continue.

The current characteristics of the Portfolio include a slightly above-benchmark historical earnings growth rate, but a modest discount to the benchmark based on price to earnings and price to cash flow ratios. The bottom two deciles of our model are comprised disproportionately of the smallest stocks in the S&P 500, so the Portfolio has a large-cap tilt. This is a result of the second-quarter rally when many small stocks experienced sharp price increases without a corresponding increase in earnings or cash flows. The Portfolio is modestly overweight in industrials and financials sectors and underweight in health care and consumer discretionary sectors.

PORTFOLIO MANAGERS' REPORT                  ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

                                                AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                               --------------------------------------------------------------------------------------------------
                                                                                 SINCE INCEPTION                  SINCE INCEPTION
                                                                                   OF CLASS R                       OF CLASS S
                               1 YEAR                   5 YEAR                       9/16/96                          7/16/01
                               ------                   ------                       -------                          -------
Class R                         -1.16%                   -1.36%                       7.43%                                --
Class S                         -1.42%                       --                          --                            -9.51%
S&P 500 Index                    0.25%                   -1.61%                       6.89%(1)                         -9.24%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Plus LargeCap Portfolio against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 10/01/96.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

                See accompanying index descriptions on page 13.

ING VP INDEX PLUS MIDCAP PORTFOLIO                    PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan Sr., Portfolio Manager, Doug Cote, Portfolio Manager, Aeltus Investment Management, Inc., the Sub-Adviser.

GOAL: The ING VP Index Plus MidCap Portfolio (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 400, with the Index increasing 12.42% for the six months ended June 30, 2003. The positive first half performance was led by a blistering 17.64% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a return of 11.38%, compared to the S&P 400, which returned 12.42%.

PORTFOLIO SPECIFICS: At the beginning of the reporting period, we benefited from good security selection in the industrials and consumer discretionary sectors. The largest relative contributors in these sectors were our underweight in Fastenal in industrials and our overweight of Abercrombie & Fitch within the consumer discretionary sector. Results were more disappointing within the energy sector due to an underweight in Valero Energy and an overweight in Energy East Corp. within the utilities sector.

The largest positive contributors to performance in the second quarter came from our overweights in E*Trade, Oxford Health Plans and SanDisk Corp. and our overweight in Expeditors International. The largest detractors from performance were our overweight in Abercrombie & Fitch and our underweights in Millennium Pharmaceutical, CarMax Inc., and D.R. Horton. Sector allocation also contributed modestly to performance due primarily to an underweight in the energy sector.

MARKET OUTLOOK: Because the stock characteristics associated with strong performance in the second quarter are contrary to those normally associated with market leadership, the rally can be described as speculative. The historical lack of success of the traits that were successful suggests that this kind of leadership is unlikely to continue. The current characteristics of the Portfolio include slightly above-benchmark expected and historical earnings growth rates, but a modest discount to the benchmark on the basis of price to earnings and price to cash flow ratios. The Portfolio is modestly overweight in the consumer staples and financials sectors and underweight in the energy and consumer discretionary sectors. However, our overall sector exposures are by design quite close to the S&P 400, so nearly all of our relative performance is driven by individual stock selection.

PORTFOLIO MANAGERS' REPORT                    ING VP INDEX PLUS MIDCAP PORTFOLIO
--------------------------------------------------------------------------------

                                                AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                -------------------------------------------------------------------------------------------------
                                                                                 SINCE INCEPTION                  SINCE INCEPTION
                                                                                   OF CLASS R                       OF CLASS S
                                1 YEAR                   5 YEAR                     12/16/97                          7/16/01
                                ------                   ------                     --------                          -------
Class R                          -0.84%                   8.76%                      10.35%                               --
Class S                          -1.15%                      --                          --                           -0.78%
S&P MidCap 400 Index             -0.71%                   7.14%                       8.09%(1)                        -2.09%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Plus MidCap Portfolio against the S&P MidCap 400 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/98.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Investing in stocks of mid-sized companies may entail greater price volatility and less liquidity than investing in stocks of large companies.

                See accompanying index descriptions on page 13.

ING VP INDEX PLUS SMALLCAP PORTFOLIO                  PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan Sr., Portfolio Manager, Doug Cote, Portfolio Manager, Aeltus Investment Management, Inc., the Sub-Adviser.

GOAL: The ING VP Index Plus SmallCap Portfolio (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 600, with the Index increasing 12.94% for the six months ended June 30, 2003. The positive first half performance was led by a blistering 19.87% increase in the second quarter as small-cap stocks continued to outperform their large-cap brethren. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a return of 11.96%, compared to the S&P 600, which returned 12.94%.

PORTFOLIO SPECIFICS: The Portfolio outperformed the Index during the first quarter due to successful individual security selection in the health care and financials sectors. The largest relative contributors in these sectors were our overweight in Mid Atlantic Medical Services and our underweight in Raymond James. Security selection was less effective within the utilities sector where we were underweight in Philadelphia Suburban and also within the energy sector due to an underweight in Carbo Ceramics.

During the second half of the reporting period where the Portfolio underperformed the Index, the largest positive contributors were underweights in Cerner and Haemonetics and overweights in Flagstar Bancorp and New Century Financial. Sector allocation was positively impacted by an underweight in consumer staples and negatively impacted by an underweight in consumer discretionary. The largest detractors were underweights in M.D.C. Holdings, Children's Place Retail Stores and Photronics and overweights in Mercury Computer Systems, Benchmark Electronics, and Valmont Industries.

MARKET OUTLOOK: Because the stock characteristics associated with strong performance in the recent market environment are contrary to those normally associated with market leadership, the rally can be described as speculative. The historical lack of success of the traits that were successful suggests that this kind of leadership is unlikely to continue.

The current characteristics of the Portfolio include a slightly above-benchmark historical earnings growth rate, but a modest discount to the benchmark based on price to earnings and price to cash flow ratios. The bottom two deciles of our model are comprised disproportionately of the smallest stocks in the S&P 600, so the Portfolio has a large-cap tilt. This is a result of the second-quarter rally when many small stocks experienced sharp price increases without a corresponding increase in earnings or cash flows. The Portfolio is modestly overweight in industrials and information technology sectors and underweight in consumer discretionary and consumer staples sectors.

PORTFOLIO MANAGERS' REPORT                  ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

                                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                 ------------------------------------------------------------------------------------------------
                                                                                 SINCE INCEPTION                  SINCE INCEPTION
                                                                                   OF CLASS R                       OF CLASS S
                                 1 YEAR                  5 YEAR                     12/19/97                          7/16/01
                                 ------                  ------                     --------                          -------
Class R                          -3.33%                  2.70%                        4.05%                               --
Class S                          -3.59%                     --                           --                           -0.44%
S&P SmallCap 600 Index           -3.57%                  3.73%                        4.50%(1)                        -0.87%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Plus SmallCap Portfolio against the S&P SmallCap 600 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/98.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Investing in stocks of smaller companies may entail greater price volatility and less liquidity than investing in stocks of larger companies.

                See accompanying index descriptions on page 13.

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO          PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Mary Ann Fernandez, Senior Vice President, Aeltus Investment Management, Inc., the Sub-Adviser.

GOAL: The ING VP Strategic Allocation Growth Portfolio ("VP Strategic Allocation Growth") seeks to provide capital appreciation. The VP Strategic Allocation Balanced Portfolio ("VP Strategic Allocation Balanced") seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The ING VP Strategic Allocation Income Portfolio ("VP Strategic Allocation Income") seeks to provide total return consistent with preservation of capital.

VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income are asset allocation funds that have been designed for investors with different investment goals:

- VP Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

- VP Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

- VP Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500, with the index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

Despite the uncertainties surrounding the war in Iraq, all credit sensitive sectors rallied significantly in the first half of 2003; yields on the Treasury curve dropped as well. By the second quarter strong buying from Asian central banks and mortgage hedgers propelled the ten-year Treasury from 3.80% to a low 3.10% only to see it retreat to 3.45% by quarter-end. China was reported to have been buying up to $600 million a day of short U. S. government paper, and their foreign reserves ballooned to $340 billion during. As summer approached incipient signs of domestic economic stability, improving financial conditions, a firmer dollar, and positive equity markets resulted in rising rates for investment grade bonds. Nevertheless, the Lehman Aggregate Index printed another positive quarter of 2.50% which brings the year-to-date tally to 3.93%.

The Federal Reserve sent an unequivocal message to the markets with the release of its May policy statement: "the probability of an unwelcome substantial fall in inflation, though minor, exceeds that of a pickup in inflation from its already low level." Subsequent comments from Fed officials reiterated their concern about the tepid recovery and "corrosive deflation." The Fed concerns coupled with mediocre economic numbers and no signs of core inflation fueled a strong rally in bonds in May. However, the governors presented a more sanguine economic outlook by the June FOMC meeting. While the Fed did drop overnight rates to 1.00%, the bond market backed off as many participants had hoped for a larger ease of 50 basis points.

PERFORMANCE: For six months ended June 30, 2003, the Class R shares of VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income Portfolios, excluding any charges, provided total returns of 10.45%, 8.84% and 6.49%, respectively, compared to their benchmarks, the Russell 3000 Index (VP Strategic Allocation Growth and VP Strategic Allocation Balanced) and the Lehman Brothers Aggregate Bond Index (VP Strategic Allocation Income) which returned 12.71% and 3.93%, respectively.

PORTFOLIO SPECIFICS: Stocks rallied during the first half of the year, with equities outperforming fixed income by a wide margin and domestic stocks outpacing foreign. On an asset allocation level, performance was driven by an overweight in domestic equities and an underweight in fixed income securities. The domestic equity segment outperformed its sub-benchmark, the Russell 3000 Index, primarily due to strong sector allocation. The small- to mid-cap component benefited from an overweight in technology stocks and an underweight in materials, while an underweight in telecom stocks added to performance in the large-cap segment. A slight underweight in small- to mid-cap energy stocks detracted from performance. Security selection was strong across all market caps in the health care sector and in small- to mid-cap financials. It was unfavorable in large-cap consumer discretionary and small- to mid-cap technology and utility stocks.

                                    ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
                                  ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
PORTFOLIO MANAGERS' REPORT          ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                  ASSET ALLOCATION AS A
                                                PERCENTAGE OF INVESTMENTS
                                           ------------------------------------
                                           DOMESTIC     FOREIGN
                                            EQUITY      EQUITY     FIXED INCOME
                         PERIOD ENDED      COMPONENT   COMPONENT    COMPONENT
                       -----------------   ---------   ---------   ------------
VP Strategic
 Allocation Growth...  December 31, 2002     72.42%      10.10%       17.48%
                           June 30, 2003     76.36%       5.82%       17.82%
VP Strategic
 Allocation
 Balanced............  December 31, 2002     55.14%       4.99%       39.87%
                           June 30, 2003     61.31%       3.14%       35.55%
VP Strategic
 Allocation Income...  December 31, 2002     33.10%       0.19%       66.71%
                           June 30, 2003     44.22%       0.56%       55.22%

The international component underperformed its sub-benchmark, the MSCI EAFE Index, primarily due to adverse security selection. While sector and country allocations, particularly an overweight in continental Europe, helped performance, security selection in Japan and in sectors such as manufacturing and consumer goods hurt results. The fixed income component modestly underperformed its sub-benchmark, the Lehman Aggregate Bond Index. The Portfolio's short duration at the end of the reporting period hurt performance. Duration measures a portfolio's sensitivity to interest rate changes and is expressed in years. So by being short duration our portfolio rose in value by less than the benchmark as interest rates fell. This drag on performance was offset by our overweighting in credit sectors, which boosted relative returns as all credit sectors have posted positive excess returns year-to-date. Credit sectors are those with higher credit risks than Treasuries. They do well during periods when investors lower the extra return they demand for the risk involved. The utilities sector was the biggest winner, with 5.82% of excess returns; industrials returned 3.73%; and financials were up 3.40%. Commercial mortgages returned 1.59%, and asset-backed securities, which tend to be shorter in duration, posted 1.26% of excess returns. Positive contributors to performance also included an underweight in mortgages, which are facing a perilous environment: 95% of the outstanding paper is refinanceable. With the average dollar price over $104, the prospect of receiving a large portion of your mortgage portfolio back at $100 is not a happy one. The sector produced 0.46% of excess return. An overall yield advantage to the benchmark contributed positively to overall results.

MARKET OUTLOOK: Despite all the negative events, which weighed on the economy and markets for the past 12 months, the market appears to have bottomed in March 2003. There are currently a significant number of market and economic supports in place. Interest rates are at a 40-year low, with the Federal Reserve indicating it has no interest in raising rates until economic growth is firmly entrenched. Fiscal policy is also very accommodative, with the recent $350 billion tax cut front-loaded to stimulate the economy in 2003 and 2004. The dollar, which declined from multiyear highs, will give US firms pricing advantage in overseas markets and enhance large cap multinational profitability. Consumer confidence is rising rapidly after the end of the Iraqi conflict, as it did in 1991. Record mortgage refinancing and recent tax relief have left the consumer with a great deal of liquidity, to invest or spend. Funds have recently begun to flow from very low yielding money market mutual funds back into equities. For the first quarter of 2003, corporate profitability rose above analyst estimates, but due more to increased efficiency and productivity than from a general rise in demand. Manufacturing inventories are at record low levels. Any demand created by a very accommodative monetary and fiscal policy will have to translate into increased production and employment. Technology capital replacement has already been in evidence for several quarters, which has in turn helped support the Nasdaq relative to other indexes. We look for the current gradual recovery in the economy and the markets to continue and build momentum through the third and fourth quarters of this year.

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO          PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                         -----------------------------------------------------------------
                                                                                           SINCE INCEPTION
                                                                                             OF CLASS R
                                         1 YEAR                   5 YEAR                       7/5/95
                                         ------                   ------                       ------
Class R                                   -1.26%                   -1.85%                       6.34%
Russell 3000 Index                         0.77%                   -1.13%                       9.07%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Strategic Allocation Growth Portfolio against the Russell 3000 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities. International investing involves special risks, including currency fluctuations, lower liquidity, political and economic uncertainties and differences in accounting standards. The value of high-yield bonds is more sensitive to economic and market conditions than other bonds.

                See accompanying index descriptions on page 13.

PORTFOLIO MANAGERS' REPORT        ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                            -----------------------------------------------------------------
                                                                                             SINCE INCEPTION
                                                                                                OF CLASS R
                                            1 YEAR                  5 YEAR                        7/5/95
                                            ------                  ------                        ------
Class R                                     0.67%                   -0.17%                        6.38%
Russell 3000 Index                          0.77%                   -1.13%                        9.07%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Strategic Allocation Balanced Portfolio against the Russell 3000 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities. International investing involves special risks, including currency fluctuations, lower liquidity, political and economic uncertainties and differences in accounting standards. The value of high-yield bonds is more sensitive to economic and market conditions than other bonds.

                See accompanying index descriptions on page 13.

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO          PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                                 -----------------------------------------------------------------
                                                                                                  SINCE INCEPTION
                                                                                                    OF CLASS R
                                                  1 YEAR                  5 YEAR                      7/5/95
                                                  ------                  ------                      ------
Class R                                             2.46%                  2.30%                       6.79%
Lehman Brothers Aggregate Bond Index               10.40%                  7.55%                       7.67%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Strategic Allocation Income Portfolio against the Lehman Brothers Aggregate Bond Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities. International investing involves special risks, including currency fluctuations, lower liquidity, political and economic uncertainties and differences in accounting standards. The value of high-yield bonds is more sensitive to economic and market conditions other than bonds.

                See accompanying index descriptions on page 13.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The LEHMAN BROTHERS AGGREGATE BOND (LBAB) INDEX is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgaged-backed and corporate debt securities.

The MSCI EAFE INDEX is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

The RUSSELL 3000 INDEX is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

The S&P 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets.

The S&P MIDCAP 400 INDEX is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The S&P SMALLCAP 600 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $820 million.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

      STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                                        ING VP          ING VP          ING VP
                                       ING VP           ING VP          ING VP        STRATEGIC       STRATEGIC       STRATEGIC
                                     INDEX PLUS       INDEX PLUS      INDEX PLUS      ALLOCATION      ALLOCATION      ALLOCATION
                                      LARGECAP          MIDCAP         SMALLCAP         GROWTH         BALANCED         INCOME
                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ---------        ---------       ---------       ---------       ---------       ---------
ASSETS:
Investments in securities at
 value*                            $1,153,589,974    $319,316,653    $113,748,857    $180,956,249    $171,585,820    $122,434,012
Short-term investments at
 amortized cost                        17,929,000       3,658,000       2,032,000      11,311,839      13,501,410      11,215,535
Cash                                      136,451             590             619         109,374              --           1,464
Foreign currencies at value**                  --              --              --         180,122         137,296             490
Receivables:
 Investment securities sold            27,552,898         921,668              --       7,475,504      12,480,815      13,166,918
 Dividends and interest                 1,421,459         189,892          70,545         447,543         621,929         632,367
Prepaid expenses                           12,583          10,460           4,448           1,702           1,615           1,192
Reimbursement due from manager                 --              --              --             997           7,843          12,527
                                   --------------    ------------    ------------    ------------    ------------    ------------
 Total assets                       1,200,642,365     324,097,263     115,856,469     200,483,330     198,336,728     147,464,505
                                   --------------    ------------    ------------    ------------    ------------    ------------
LIABILITIES:
Payable for investment securities
 purchased                             38,693,840       2,226,118       1,150,409      12,688,541      19,478,440      20,197,910
Payable to custodian                           --              --              --              --             118              --
Payable to affiliates                     378,304         116,949          41,680          98,336          93,602          66,991
Payable for director fees                  17,696           9,665           1,916           3,076             859           2,443
Other accrued expenses and
 liabilities                              166,646          67,196          48,680          95,002          93,917          63,527
                                   --------------    ------------    ------------    ------------    ------------    ------------
 Total liabilities                     39,256,486       2,419,928       1,242,685      12,884,955      19,666,936      20,330,871
                                   --------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS                         $1,161,385,879    $321,677,335    $114,613,784    $187,598,375    $178,669,792    $127,133,634
                                   ==============    ============    ============    ============    ============    ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                    $1,608,277,532    $331,091,562    $117,169,774    $210,726,319    $190,564,524    $127,762,384
Accumulated net investment income      19,788,336       2,415,558         394,677       2,979,001       4,223,675       4,315,773
Accumulated net realized loss on
 investments, foreign forward
 currency exchange contracts and
 foreign currencies                  (509,358,121)    (34,901,485)    (12,810,146)    (41,340,965)    (29,880,721)    (12,631,923)
Net unrealized appreciation of
 investments, foreign forward
 currency exchange contracts and
 foreign currencies                    42,678,132      23,071,700       9,859,479      15,234,020      13,762,314       7,687,400
                                   --------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS                         $1,161,385,879    $321,677,335    $114,613,784    $187,598,375    $178,669,792    $127,133,634
                                   ==============    ============    ============    ============    ============    ============
------------------
*  Cost of investments in
 securities                        $1,110,911,842    $296,244,953    $103,889,378    $165,726,858    $157,907,638    $114,747,677
** Cost of foreign currencies      $           --    $         --    $         --    $    182,680    $     55,968    $        489

CLASS R:
Net assets                         $1,146,733,471    $313,435,763    $108,407,308    $187,598,375    $178,669,792    $127,133,634
 Shares authorized                    200,000,000     100,000,000     100,000,000     100,000,000     100,000,000     100,000,000
 Par value                         $        0.001    $      0.001    $      0.001    $      0.001    $      0.001    $      0.001
 Shares outstanding                    95,825,257      23,731,914       9,727,963      15,713,466      15,115,174      10,765,566
 Net asset value and redemption
   price per share                 $        11.97    $      13.21    $      11.14    $      11.94    $      11.82    $      11.81
CLASS S:
 Net assets                        $   14,652,408    $  8,241,572    $  6,206,476             n/a             n/a             n/a
 Shares authorized                    100,000,000     100,000,000     100,000,000             n/a             n/a             n/a
 Par value                         $        0.001    $      0.001    $      0.001             n/a             n/a             n/a
 Shares outstanding                     1,228,114         626,537         559,415             n/a             n/a             n/a
 Net asset value and redemption
   price per share                 $        11.93    $      13.15    $      11.09             n/a             n/a             n/a

                 See Accompanying Notes to Financial Statements

   STATEMENT OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           ING VP         ING VP         ING VP
                                             ING VP          ING VP         ING VP        STRATEGIC      STRATEGIC     STRATEGIC
                                           INDEX PLUS      INDEX PLUS     INDEX PLUS     ALLOCATION     ALLOCATION     ALLOCATION
                                            LARGECAP         MIDCAP        SMALLCAP        GROWTH        BALANCED        INCOME
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                           ---------       ---------       ---------      ---------      ---------     ---------
INVESTMENT INCOME:
 Dividends, net of foreign taxes
   withheld*                              $  9,322,300    $  1,700,480    $   453,548    $ 1,447,937    $ 1,065,522    $  459,095
 Interest                                      257,400          33,090          7,218        415,127        987,915     1,262,821
                                          ------------    ------------    -----------    -----------    -----------    ----------
   Total investment income                   9,579,700       1,733,570        460,766      1,863,064      2,053,437     1,721,916
                                          ------------    ------------    -----------    -----------    -----------    ----------
EXPENSES:
 Investment management fees                  1,779,962         541,876        187,567        508,475        485,206       361,100
 Distribution and service fees:
   Class S                                       8,204           8,200          5,694             --             --            --
 Transfer agent fees                             5,400           5,400          5,400          2,150          2,150         2,150
 Administrative and service fees               279,708          74,508         25,790         46,610         44,477        33,101
 Shareholder reporting expense                  37,699          12,915          5,567         12,811         10,680         5,983
 Registration and filing fees                      898           2,434          1,077             --             --            --
 Professional fees                              23,764          14,660         12,919         14,577         14,964        15,090
 Custody and accounting fees                   105,066          39,268         32,814         59,681         60,219        43,460
 Directors' fees                                27,524          10,627          2,411          4,749          2,938         3,357
 Miscellaneous expense                          27,451           9,229          3,716          7,492          5,771         5,393
                                          ------------    ------------    -----------    -----------    -----------    ----------
   Total expenses                            2,295,676         719,117        282,955        656,545        626,405       469,634
Less:
 Net waived and reimbursed fees                     --              --             --         17,539         57,932        75,060
                                          ------------    ------------    -----------    -----------    -----------    ----------
   Net expenses                              2,295,676         719,117        282,955        639,006        568,473       394,574
                                          ------------    ------------    -----------    -----------    -----------    ----------
 Net investment income                       7,284,024       1,014,453        177,811      1,224,058      1,484,964     1,327,342
                                          ------------    ------------    -----------    -----------    -----------    ----------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS, FUTURES AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments                               (49,922,329)    (10,074,948)    (4,063,921)    (1,928,508)      (785,726)      762,889
 Futures and forward foreign currency
   exchange contracts                       (1,121,319)        (25,144)            --          2,892          2,123            --
 Foreign currency related transactions              --              --             --        177,471         13,302           327
                                          ------------    ------------    -----------    -----------    -----------    ----------
 Net realized gain (loss) on
   investments, futures and foreign
   currencies                              (51,043,648)    (10,100,092)    (4,063,921)    (1,748,145)      (770,301)      763,216
                                          ------------    ------------    -----------    -----------    -----------    ----------
Net change in unrealized appreciation
 (depreciation) on:
 Investments                               150,566,273      41,040,359     15,826,541     18,167,455     13,423,223     5,615,505
 Futures and forward foreign currency
   exchange contracts                               --              --             --          2,805             17            68
 Foreign currency related transactions              --              --             --        (85,335)        34,806            (1)
                                          ------------    ------------    -----------    -----------    -----------    ----------
 Net change in unrealized appreciation
   on investments, futures and foreign
   currencies                              150,566,273      41,040,359     15,826,541     18,084,925     13,458,046     5,615,572
                                          ------------    ------------    -----------    -----------    -----------    ----------
   Net realized and unrealized gain on
     investments, futures and foreign
     currencies                             99,522,625      30,940,267     11,762,620     16,336,780     12,687,745     6,378,788
                                          ------------    ------------    -----------    -----------    -----------    ----------
 INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $106,806,649    $ 31,954,720    $11,940,431    $17,560,838    $14,172,709    $7,706,130
                                          ============    ============    ===========    ===========    ===========    ==========
------------------
* Foreign taxes withheld                  $         --    $         --    $       256    $    32,843    $    15,816    $       --

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      ING VP INDEX PLUS MIDCAP
                                                            ING VP INDEX PLUS LARGECAP PORTFOLIO              PORTFOLIO
                                                            ------------------------------------    -----------------------------
                                                               SIX MONTHS          YEAR ENDED        SIX MONTHS       YEAR ENDED
                                                                 ENDED            DECEMBER 31,          ENDED        DECEMBER 31,
                                                             JUNE 30, 2003            2002          JUNE 30, 2003        2002
                                                             -------------      ----------------    -------------    ------------
FROM OPERATIONS:
Net investment income                                        $    7,284,024      $   12,536,155     $  1,014,453     $  1,423,770
Net realized loss on investments and futures                    (51,043,648)       (177,517,198)     (10,100,092)     (15,137,316)
Net change in unrealized appreciation (depreciation) of
  investments and futures                                       150,566,273        (100,806,324)      41,040,359      (25,159,575)
                                                             --------------      --------------     ------------     ------------
Net increase (decrease) in net assets resulting from
  operations                                                    106,806,649        (265,787,367)      31,954,720      (38,873,121)
                                                             --------------      --------------     ------------     ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                                --          (2,550,540)              --         (919,552)
  Class S                                                                --              (3,645)              --          (11,496)
                                                             --------------      --------------     ------------     ------------
Total distributions                                                      --          (2,554,185)              --         (931,048)
                                                             --------------      --------------     ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                158,142,093         178,297,057       47,643,064      154,563,617
Dividends reinvested                                                     --           2,554,185               --          931,048
Cost of shares redeemed                                         (51,679,721)       (131,106,867)     (15,511,948)     (20,592,268)
                                                             --------------      --------------     ------------     ------------
Net increase in net assets resulting from capital share
  transactions                                                  106,462,372          49,744,375       32,131,116      134,902,397
                                                             --------------      --------------     ------------     ------------
Net increase (decrease) in net assets                           213,269,021        (218,597,177)      64,085,836       95,098,228
NET ASSETS:
Beginning of period                                             948,116,858       1,166,714,035      257,591,499      162,493,271
                                                             --------------      --------------     ------------     ------------
End of period                                                $1,161,385,879      $  948,116,858     $321,677,335     $257,591,499
                                                             ==============      ==============     ============     ============
Accumulated net investment income at end of period           $   19,788,336      $   12,504,312     $  2,415,558     $  1,401,105
                                                             ==============      ==============     ============     ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                               ING VP INDEX PLUS SMALLCAP       ING VP STRATEGIC ALLOCATION
                                                                        PORTFOLIO                    GROWTH PORTFOLIO
                                                              -----------------------------    -----------------------------
                                                               SIX MONTHS       YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                                  ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                              JUNE 30, 2003        2001        JUNE 30, 2003        2002
                                                              -------------    ------------    -------------    ------------
FROM OPERATIONS:
Net investment income                                         $    177,811     $    226,803    $  1,224,058     $  2,103,647
Net realized loss on investments, futures and foreign
  currencies                                                    (4,063,921)      (6,987,835)     (1,748,145)     (14,609,511)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                   15,826,541       (8,584,061)     18,084,925      (15,179,052)
                                                              ------------     ------------    ------------     ------------
Net increase (decrease) in net assets resulting from
  operations                                                    11,940,431      (15,345,093)     17,560,838      (27,684,916)
                                                              ------------     ------------    ------------     ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                               --         (115,216)             --       (3,207,413)
  Class S                                                               --           (1,248)             --               --
Net realized gain from investments:
  Class R                                                               --         (931,920)             --               --
  Class S                                                               --          (30,280)             --               --
                                                              ------------     ------------    ------------     ------------
Total distributions                                                     --       (1,078,664)             --       (3,207,413)
                                                              ------------     ------------    ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                23,552,509       75,976,064      10,387,072       13,874,644
Dividends reinvested                                                    --        1,078,664              --        3,207,413
Cost of shares redeemed                                        (11,387,492)     (17,359,620)     (6,082,152)     (17,494,782)
                                                              ------------     ------------    ------------     ------------
Net increase (decrease) in net assets resulting from capital
  share transactions                                            12,165,017       59,695,108       4,304,920         (412,725)
                                                              ------------     ------------    ------------     ------------
Net increase (decrease) in net assets                           24,105,448       43,271,351      21,865,758      (31,305,054)
NET ASSETS:
Beginning of period                                             90,508,336       47,236,985     165,732,617      197,037,671
                                                              ------------     ------------    ------------     ------------
End of period                                                 $114,613,784     $ 90,508,336    $187,598,375     $165,732,617
                                                              ============     ============    ============     ============
Accumulated net investment income at end of period            $    394,677     $    216,866    $  2,979,001     $  1,754,943
                                                              ============     ============    ============     ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                              ING VP STRATEGIC ALLOCATION    ING VP STRATEGIC ALLOCATION
                                                                   BALANCED PORTFOLIO              INCOME PORTFOLIO
                                                              ----------------------------   ----------------------------
                                                               SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                                                  ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                                                              JUNE 30, 2003       2001       JUNE 30, 2003       2002
                                                              -------------   ------------   -------------   ------------
FROM OPERATIONS:
Net investment income                                         $  1,484,964    $  2,955,184   $  1,327,342    $  2,980,392
Net realized gain (loss) on investments, futures and foreign
  currencies                                                      (770,301)    (10,532,189)       763,216      (4,647,565)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                   13,458,046      (9,879,042)     5,615,572      (4,188,434)
                                                              ------------    ------------   ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                    14,172,709     (17,456,047)     7,706,130      (5,855,607)
                                                              ------------    ------------   ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                               --      (4,331,408)            --      (4,243,329)
                                                              ------------    ------------   ------------    ------------
Total distributions                                                     --      (4,331,408)            --      (4,243,329)
                                                              ------------    ------------   ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                14,014,391      16,813,796      9,856,013      16,635,548
Dividends reinvested                                                    --       4,331,408             --       4,243,329
Cost of shares redeemed                                         (7,685,917)    (22,485,434)   (11,043,362)    (20,163,483)
                                                              ------------    ------------   ------------    ------------
Net increase (decrease) in net assets resulting from capital
  share transactions                                             6,328,474      (1,340,230)    (1,187,349)        715,394
                                                              ------------    ------------   ------------    ------------
Net increase (decrease) in net assets                           20,501,183     (23,127,685)     6,518,781      (9,383,542)
NET ASSETS:
Beginning of period                                            158,168,609     181,296,294    120,614,853     129,998,395
                                                              ------------    ------------   ------------    ------------
End of period                                                 $178,669,792    $158,168,609   $127,133,634    $120,614,853
                                                              ============    ============   ============    ============
Accumulated net investment income at end of period            $  4,223,675    $  2,738,711   $  4,315,773    $  2,988,431
                                                              ============    ============   ============    ============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS            ING VP INDEX PLUS LARGECAP PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS R                                   CLASS S
                                            -------------------------------------------------------------------   -----------
                                            SIX MONTHS                                                            SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,                     ENDED
                                             JUNE 30,     -----------------------------------------------------    JUNE 30,
                                               2003        2002       2001        2000        1999       1998        2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $       10.85      13.86       16.73       20.87       17.59     14.02      10.83
 Income from investment operations:
 Net investment income (loss)            $        0.06       0.14        0.15        0.13        0.12      0.12      (0.06)
 Net realized and unrealized gain
 (loss) on investments                   $        1.06      (3.12)      (2.40)      (1.99)       4.09      4.30       1.16
 Total from investment operations        $        1.12      (2.98)      (2.25)      (1.86)       4.21      4.42       1.10
 Less distributions from:
 Net investment income                   $          --       0.03        0.13        0.14        0.10      0.12         --
 Net realized gain on investments        $          --         --        0.49        2.14        0.83      0.73         --
 Total distributions                     $          --       0.03        0.62        2.28        0.93      0.85         --
 Net asset value, end of period          $       11.97      10.85       13.86       16.73       20.87     17.59      11.93
 TOTAL RETURN(2):                        %       10.32     (21.53)     (13.62)      (9.41)      24.30     31.60      10.16
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $   1,146,733    943,520   1,165,893   1,248,768   1,162,472   496,059     14,652
 Ratios to average net assets:
 Expenses(3)                             %        0.45       0.45        0.45        0.44        0.45      0.46       0.69
 Net investment income(3)                %        1.42       1.18        1.05        0.73        0.78      1.07       1.17
 Portfolio turnover rate                 %          50        139         125         111          88        99         50
-----------------------------------------------------------------------------------------------------------------------------

                                                 CLASS S
                                       ---------------------------
                                           YEAR         JULY 16,
                                          ENDED        2001(1) TO
                                       DECEMBER 31,   DECEMBER 31,
                                           2002           2001
-------------------------------------  ---------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      13.86         14.80
 Income from investment operations:
 Net investment income (loss)               0.12            --
 Net realized and unrealized gain
 (loss) on investments                     (3.13)        (0.83)*
 Total from investment operations          (3.01)        (0.83)
 Less distributions from:
 Net investment income                      0.02          0.11
 Net realized gain on investments             --            --
 Total distributions                        0.02          0.11
 Net asset value, end of period            10.83         13.86
 TOTAL RETURN(2):                         (21.74)        (5.56)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         4,597           821
 Ratios to average net assets:
 Expenses(3)                                0.71          0.69
 Net investment income(3)                   0.93          0.80
 Portfolio turnover rate                     139           125
-------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP INDEX PLUS MIDCAP PORTFOLIO (UNAUDITED)              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      CLASS R                                     CLASS S
                                             ---------------------------------------------------------   --------------------------
                                             SIX MONTHS                                                  SIX MONTHS        YEAR
                                                ENDED                YEAR ENDED DECEMBER 31,                ENDED         ENDED
                                              JUNE 30,     -------------------------------------------    JUNE 30,     DECEMBER 31,
                                                2003        2002      2001      2000     1999    1998       2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $       11.86       13.54     14.67    12.40    12.20   10.34      11.83          13.52
 Income from investment operations:
 Net investment income                   $        0.04        0.04      0.07     0.04     0.06    0.07       0.01           0.01
 Net realized and unrealized gain
 (loss) on investments                   $        1.31       (1.67)    (0.26)    2.43     1.76    2.42       1.31          (1.66)
 Total from investment operations        $        1.35       (1.63)    (0.19)    2.47     1.82    2.49       1.32          (1.65)
 Less distributions from:
 Net investment income                   $          --        0.05      0.03       --     0.06    0.07         --           0.04
 Net realized gain on investments        $          --          --      0.91     0.20     1.56    0.56         --             --
 Total distributions                     $          --        0.05      0.94     0.20     1.62    0.63         --           0.04
 Net asset value, end of period          $       13.21       11.86     13.54    14.67    12.40   12.20      13.15          11.83
 TOTAL RETURN(2):                        %       11.38      (12.09)    (1.32)   19.91    15.81   24.30      11.18         (12.26)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $     313,436     251,674   161,663   94,727   19,244   9,923      8,242          5,917
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                     %        0.52        0.53      0.55     0.58     0.60    0.60       0.77           0.78
 Gross expenses prior to expense
 reimbursement(3)                        %        0.52        0.53      0.55     0.62     0.80    0.82       0.77           0.78
 Net investment income after expense
 reimbursement(3)(4)                     %        0.75        0.61      0.77     0.66     0.68    0.68       0.51           0.37
 Portfolio turnover rate                 %          82         139       189      154      143     166         82            139
-----------------------------------------------------------------------------------------------------------------------------------

                                         CLASS S
                                       ------------
                                         JULY 16,
                                        2001(1) TO
                                       DECEMBER 31,
                                           2001
-------------------------------------  ------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     13.58
 Income from investment operations:
 Net investment income                       --
 Net realized and unrealized gain
 (loss) on investments                    (0.06)
 Total from investment operations         (0.06)
 Less distributions from:
 Net investment income                       --
 Net realized gain on investments            --
 Total distributions                         --
 Net asset value, end of period           13.52
 TOTAL RETURN(2):                         (0.44)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          830
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       0.80
 Gross expenses prior to expense
 reimbursement(3)                          0.80
 Net investment income after expense
 reimbursement(3)(4)                       0.51
 Portfolio turnover rate                    189
---------------------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS            ING VP INDEX PLUS SMALLCAP PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      CLASS R                                     CLASS S
                                              --------------------------------------------------------   --------------------------
                                              SIX MONTHS                                                 SIX MONTHS        YEAR
                                                 ENDED               YEAR ENDED DECEMBER 31,                ENDED         ENDED
                                               JUNE 30,     ------------------------------------------    JUNE 30,     DECEMBER 31,
                                                 2003        2002     2001     2000     1999     1998       2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $       9.95      11.60    11.97    10.90     9.86    10.42       9.92          11.58
 Income from investment operations:
 Net investment income                     $       0.02       0.01     0.02     0.02     0.02     0.04       0.00*          0.00*
 Net realized and unrealized gain
 (loss) on investments                     $       1.17      (1.53)    0.25     1.05     1.04    (0.19)      1.17          (1.53)
 Total from investment operations          $       1.19      (1.52)    0.27     1.07     1.06    (0.15)      1.17          (1.53)
 Less distributions from:
 Net investment income                     $         --       0.01     0.02       --     0.02     0.04         --           0.01
 Net realized gain on investments          $         --       0.12     0.62       --       --     0.37         --           0.12
 Total distributions                       $         --       0.13     0.64       --     0.02     0.41         --           0.13
 Net asset value, end of period            $      11.14       9.95    11.60    11.97    10.90     9.86      11.09           9.92
 TOTAL RETURN(2):                          %      11.96     (13.21)    2.41     9.82    10.79    (1.35)     11.79         (13.39)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $    108,407     86,494   46,547   20,484   12,484    7,599      6,206          4,014
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       %       0.59       0.58     0.60     0.60     0.60     0.60       0.83           0.84
 Gross expenses prior to expense
 reimbursement(3)                          %       0.59       0.63     0.71     0.86     0.90     0.87       0.83           0.88
 Net investment income after expense
 reimbursement(3)(4)                       %       0.39       0.30     0.35     0.28     0.28     0.38       0.15           0.05
 Portfolio turnover rate                   %         80        134      134      142      107      142         80            134
-----------------------------------------------------------------------------------------------------------------------------------

                                           CLASS S
                                         ------------
                                           JULY 16,
                                          2001(1) TO
                                         DECEMBER 31,
                                             2001
---------------------------------------  ------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       11.40
 Income from investment operations:
 Net investment income                         --
 Net realized and unrealized gain
 (loss) on investments                       0.18
 Total from investment operations            0.18
 Less distributions from:
 Net investment income                         --
 Net realized gain on investments              --
 Total distributions                           --
 Net asset value, end of period             11.58
 TOTAL RETURN(2):                            1.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            690
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                         0.85
 Gross expenses prior to expense
 reimbursement(3)                            0.96
 Net investment income after expense
 reimbursement(3)(4)                         0.10
 Portfolio turnover rate                      134
----------------------------------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*   Amount represents less than $0.01.

                 See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (UNAUDITED)    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS R
                                                                    -------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED                  YEAR ENDED DECEMBER 31,
                                                                     JUNE 30,     -----------------------------------------------
                                                                       2003        2002      2001      2000      1999      1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       10.81       12.75     14.65     14.92     14.02     14.12
 Income from investment operations:
 Net investment income                                          $        0.08        0.13      0.20      0.23      0.39      0.33
 Net realized and unrealized gain (loss) on investments         $        1.05       (1.87)    (1.88)    (0.32)     1.56      0.27
 Total from investment operations                               $        1.13       (1.74)    (1.68)    (0.09)     1.95      0.60
 Less distributions from:
 Net investment income                                          $          --        0.20      0.22      0.06      0.33      0.35
 Net realized gain on investments                               $          --          --        --      0.12      0.72      0.35
 Total distributions                                            $          --        0.20      0.22      0.18      1.05      0.70
 Net asset value, end of period                                 $       11.94       10.81     12.75     14.65     14.92     14.02
 TOTAL RETURN(1):                                               %       10.45      (13.76)   (11.54)    (0.67)    14.35      4.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $     187,598     165,733   197,038   216,319   214,412   207,596
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)                 $        0.75        0.75      0.74      0.75      0.74      0.75
 Gross expenses prior to expense reimbursement (2)              $        0.77        0.77      0.74      0.75      0.74      0.75
 Net investment income after expense reimbursement(2)(3)        $        1.44        1.14      1.58      1.59      2.31      2.59
 Portfolio turnover rate                                        %         118         271       247       215       135       104
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(2) Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS R
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
                                                      JUNE 30,        -----------------------------------------------------------
                                                        2003           2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $        10.86          12.31        13.58        13.77        13.32        13.09
 Income from investment operations:
 Net investment income                          $         0.09           0.20         0.29         0.35         0.45         0.38
 Net realized and unrealized gain (loss) on
 investments                                    $         0.87          (1.36)       (1.23)       (0.29)        0.87         0.39
 Total from investment operations               $         0.96          (1.16)       (0.94)        0.06         1.32         0.77
 Less distributions from:
 Net investment income                          $           --           0.29         0.33         0.09         0.36         0.41
 Net realized gain on investments               $           --             --           --         0.16         0.51         0.13
 Total distributions                            $           --           0.29         0.33         0.25         0.87         0.54
 Net asset value, end of period                 $        11.82          10.86        12.31        13.58        13.77        13.32
 TOTAL RETURN(1):                               %         8.84          (9.54)       (6.99)        0.41        10.22         5.91
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $      178,670        158,169      181,296      189,109      197,702      193,562
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                            %         0.70           0.70         0.70         0.70         0.74         0.75
 Gross expenses prior to expense
 reimbursement(2)                               %         0.77           0.77         0.74         0.75         0.74         0.75
 Net investment income after expense
 reimbursement(2)(3)                            %         1.82           1.71         2.39         2.53         3.05         3.17
 Portfolio turnover rate                        %          127            267          195          213          142          103
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(2) Annualized for periods less than one year.

(3) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO (UNAUDITED)    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS R
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
                                                      JUNE 30,        -----------------------------------------------------------
                                                        2003           2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $        11.09          11.99        12.84        12.49        12.37        12.10
 Income from investment operations:
 Net investment income                          $         0.13           0.27         0.38         0.49         0.52         0.41
 Net realized and unrealized gain (loss) on
 investments                                    $         0.59          (0.78)       (0.68)        0.11         0.34         0.43
 Total from investment operations               $         0.72          (0.51)       (0.30)        0.60         0.86         0.84
 Less distributions from:
 Net investment income                          $           --           0.39         0.46         0.11         0.41         0.41
 Net realized gain on investments               $           --             --         0.09         0.14         0.33         0.16
 Total distributions                            $           --           0.39         0.55         0.25         0.74         0.57
 Net asset value, end of period                 $        11.81          11.09        11.99        12.84        12.49        12.37
 TOTAL RETURN(1):                               %         6.49          (4.34)       (2.37)        4.81         7.10         6.94
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $      127,134        120,615      129,998      128,379      131,207      148,526
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                            %         0.65           0.65         0.65         0.65         0.75         0.76
 Gross expenses prior to expense
 reimbursement(2)                               %         0.78           0.77         0.76         0.76         0.75         0.76
 Net investment income after expense
 reimbursement(2)(3)                            %         2.19           2.36         3.30         3.81         3.75         3.81
 Portfolio turnover rate                        %          139            248          155          180          140          104
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Organization. The ING Variable Portfolios, Inc. and the ING Strategic Allocation Portfolios, Inc., are each registered under the Investment Company Act of 1940 as an open-end management investment company.

The ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are four separate investment portfolios, which comprise the ING Variable Portfolios. The three portfolios (each a "Portfolio", collectively the "Portfolios") that are in this report are: ING VP Index Plus LargeCap Portfolio ("VP Index Plus LargeCap"), ING VP Index Plus MidCap Portfolio ("VP Index Plus MidCap") and ING VP Index Plus SmallCap Portfolio ("VP Index Plus SmallCap").

The ING Strategic Allocation Portfolios, Inc. is a company incorporated under the laws of Maryland on October 14, 1994. There are three separate investment portfolios (each a "Portfolio", collectively the "Portfolios"), which comprise the ING Strategic Allocation Portfolios, ING VP Strategic Allocation Growth Portfolio ("VP Strategic Allocation Growth), ING VP Strategic Allocation Balanced Portfolio ("VP Strategic Allocation Balanced") and ING VP Strategic Allocation Income Portfolio ("VP Strategic Allocation Income").

Each Portfolio offers Class R shares. VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap also offer Class S. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expense of the Portfolio and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security (ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned

--------------------------------------------------------------------------------

      to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE.

      Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

--------------------------------------------------------------------------------

E. Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Each Portfolio pays dividends and distributes capital gains, if any, annually.

F. Federal Income Taxes. It is the policy of the Portfolios, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Portfolio intends not to be subject to any federal excise tax. The Board intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the agreement at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements plus accrued interest being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Portfolio had the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolios have the right to use collateral to offset losses incurred. There would be potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. No securities were on loan at June 30, 2003.

J.    Swap Contracts. VP Strategic Allocation Growth, VP
      Strategic Allocation Balanced and VP Strategic Allocation Income may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized by marking-to-market the value of the swap.

K. Illiquid and Restricted Securities. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Portfolios will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

L.    Delayed Delivery Transactions. VP Strategic
      Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income Portfolios may

--------------------------------------------------------------------------------

      purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

M. Mortgage Dollar Roll Transactions. In connection with a Portfolio's ability to purchase or sell securities on a when-issued basis, VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, the cost of purchases and the proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

                                  PURCHASES           SALES
                                 ------------      ------------
VP Index Plus LargeCap           $620,873,658      $512,671,164
VP Index Plus MidCap              210,330,288       171,564,069
VP Index Plus SmallCap             88,603,726        76,108,629
VP Strategic Allocation Growth    150,152,785       146,508,741
VP Strategic Allocation
  Balanced                        114,912,057       106,899,438
VP Strategic Allocation Income     61,545,718        49,970,200

U.S. Government Securities not included above were as follows:

                                  PURCHASES           SALES
                                 ------------      ------------
VP Strategic Allocation Growth   $ 47,896,112      $ 49,041,650
VP Strategic Allocation
  Balanced                         94,559,189        93,359,532
VP Strategic Allocation Income    107,732,831       111,226,877

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

VP Index LargeCap                                          0.35%
VP Index MidCap                                            0.40%
VP Index SmallCap                                          0.40%
VP Strategic Allocation Growth                             0.60%
VP Strategic Allocation Balanced                           0.60%
VP Strategic Allocation Income                             0.60%

The Manager entered into a subadvisory agreement with Aeltus Investment Management, Inc. (Aeltus), a wholly owned subsidiary of ING Groep N.V. effective March 1, 2002. Subject to such policies as the Board or the Manager may determine, Aeltus manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

Pursuant to the Administrative Services Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 5.5 basis points on the first $5 billion of daily net assets and 3.0 basis points thereafter.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each Class S share of the Portfolios has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of the Portfolio's Class S shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of the Portfolio's S shares, including expenses incurred in printing prospectuses and reports used for sales

--------------------------------------------------------------------------------

purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S of the Portfolios pays the Distributor a combined Distribution and Service Fee at a rate of 0.25% based on average daily net assets.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED
AND RELATED PARTIES

At June 30, 2003, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                       ACCRUED
                        ACCRUED                      SHAREHOLDER
                       INVESTMENT      ACCRUED       SERVICES AND
                       MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                          FEES           FEES            FEES        TOTAL
                       ----------   --------------   ------------   --------
VP Index Plus
  LargeCap              $324,812       $51,042          $2,450      $378,304
VP Index Plus MidCap     101,450        13,949           1,550       116,949
VP Index Plus
  SmallCap                35,628         4,899           1,153        41,680
VP Strategic
  Allocation Growth       90,079         8,257              --        98,336
VP Strategic
  Allocation Balanced     85,742         7,860              --        93,602
VP Strategic
  Allocation Income       61,366         5,625              --        66,991

The Portfolio has adopted a Retirement Policy covering all independent directors of the Portfolio who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 -- EXPENSE LIMITATIONS

For the following Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                               CLASS R    CLASS S
                                               -------    -------
VP Index Plus LargeCap                          0.55%      0.80%
VP Index Plus MidCap                            0.60%      0.85%
VP Index Plus SmallCap                          0.60%      0.85%
VP Strategic Allocation Growth                  0.75%       n/a
VP Strategic Allocation Balanced                0.70%       n/a
VP Strategic Allocation Income                  0.65%       n/a

The Investment Manager will, at a later date, recoup from each Portfolio expenses waived during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2003, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

VP Index Plus SmallCap                                $ 26,169
VP Strategic Allocation Growth                          44,276
VP Strategic Allocation Balanced                       161,545
VP Strategic Allocation Income                         194,026

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other Portfolios managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Portfolios Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At June 30, 2003, the Portfolios did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transaction in capital shares and dollars were as follows:

                                                                      CLASS R SHARES                 CLASS S SHARES
                                                              ------------------------------   --------------------------
                                                                SIX MONTHS                     SIX MONTHS
                                                                  ENDED         YEAR ENDED        ENDED       YEAR ENDED
                                                                 JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                   2003            2002           2003           2002
                                                                ----------     ------------    ----------    ------------
VP INDEX PLUS LARGECAP (NUMBER OF SHARES)
Shares sold                                                      13,057,970       13,826,220     1,390,411       607,236
Shares issued as reinvestment of dividends                               --          215,054            --           308
Shares redeemed                                                  (4,205,376)     (11,171,498)     (586,791)     (242,287)
                                                               ------------    -------------   -----------   -----------
Net increase in shares outstanding                                8,852,594        2,869,776       803,620       365,257
                                                               ============    =============   ===========   ===========
VP INDEX PLUS LARGECAP($)
Shares sold                                                    $142,242,452    $ 171,222,224   $15,899,641   $ 7,074,833
Shares issued as reinvestment of dividends                               --        2,550,540            --         3,645
Shares redeemed                                                 (45,286,141)    (128,415,786)   (6,393,580)   (2,691,081)
                                                               ------------    -------------   -----------   -----------
Net increase                                                   $ 96,956,311    $  45,356,978   $ 9,506,061   $ 4,387,397
                                                               ============    =============   ===========   ===========

                                                                     CLASS R SHARES                CLASS S SHARES
                                                              ----------------------------   ---------------------------
                                                               SIX MONTHS                     SIX MONTHS
                                                                 ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                                  2003           2002            2003           2002
                                                               ----------    ------------     ----------    ------------
VP INDEX PLUS MIDCAP (NUMBER OF SHARES)
Shares sold                                                      3,440,841      10,654,062       495,689        723,970
Shares issued as reinvestment of dividends                              --          70,572            --            884
Shares redeemed                                                   (926,905)     (1,447,104)     (369,430)      (285,975)
                                                              ------------   -------------   -----------    -----------
Net increase in shares outstanding                               2,513,936       9,277,530       126,259        438,879
                                                              ============   =============   ===========    ===========
VP INDEX PLUS MIDCAP($)
Shares sold                                                   $ 41,795,413   $ 145,334,427   $ 5,847,651    $ 9,229,190
Shares issued as reinvestment of dividends                              --         919,552            --         11,496
Shares redeemed                                                (11,236,433)    (17,125,858)   (4,275,515)    (3,466,410)
                                                              ------------   -------------   -----------    -----------
Net increase                                                  $ 30,558,980   $ 129,128,121   $ 1,572,136    $ 5,774,276
                                                              ============   =============   ===========    ===========

                                                                     CLASS R SHARES                CLASS S SHARES
                                                              ----------------------------   --------------------------
                                                               SIX MONTHS                    SIX MONTHS
                                                                 ENDED        YEAR ENDED        ENDED       YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                  2003           2002           2003           2002
                                                               ----------    ------------    ----------    ------------
VP INDEX PLUS SMALLCAP (NUMBER OF SHARES)
Shares sold                                                      1,866,217       5,786,072       451,457       822,304
Shares issued as reinvestment of dividends                              --          92,996            --         2,805
Shares redeemed                                                   (834,050)     (1,197,075)     (296,763)     (480,010)
                                                              ------------   -------------   -----------   -----------
Net increase in shares outstanding                               1,032,167       4,681,993       154,694       345,099
                                                              ============   =============   ===========   ===========
VP INDEX PLUS SMALLCAP($)
Shares sold                                                   $ 19,068,889   $  67,293,482   $ 4,483,620   $ 8,682,582
Shares issued as reinvestment of dividends                              --       1,047,136            --        31,528
Shares redeemed                                                 (8,495,969)    (12,477,096)   (2,891,523)   (4,882,524)
                                                              ------------   -------------   -----------   -----------
Net increase                                                  $ 10,572,920   $  55,863,522   $ 1,592,097   $ 3,831,586
                                                              ============   =============   ===========   ===========

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                    CLASS R SHARES
                                                              ---------------------------
                                                               SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2003           2002
                                                               ----------    ------------
VP STRATEGIC ALLOCATION GROWTH (NUMBER OF SHARES)
Shares sold                                                        937,501      1,140,817
Shares issued as reinvestment of dividends                              --        269,531
Shares redeemed                                                   (559,261)    (1,523,423)
                                                              ------------   ------------
Net increase (decrease) in shares outstanding                      378,240       (113,075)
                                                              ============   ============
VP STRATEGIC ALLOCATION GROWTH($)
Shares sold                                                   $ 10,387,072   $ 13,874,644
Shares issued as reinvestment of dividends                              --      3,207,413
Shares redeemed                                                 (6,082,152)   (17,494,782)
                                                              ------------   ------------
Net increase (decrease)                                       $  4,304,920   $   (412,725)
                                                              ============   ============


                                                                    CLASS R SHARES
                                                              ---------------------------
                                                               SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2003           2002
                                                               ----------    ------------
VP STRATEGIC ALLOCATION BALANCED (NUMBER OF SHARES)
Shares sold                                                      1,249,038      1,444,418
Shares issued as reinvestment of dividends                              --        373,719
Shares redeemed                                                   (694,654)    (1,982,213)
                                                              ------------   ------------
Net increase (decrease) in shares outstanding                      554,384       (164,076)
                                                              ============   ============
VP STRATEGIC ALLOCATION BALANCED($)
Shares sold                                                   $ 14,014,391   $ 16,813,796
Shares issued as reinvestment of dividends                              --      4,331,408
Shares redeemed                                                 (7,685,917)   (22,485,434)
                                                              ------------   ------------
Net increase (decrease)                                       $  6,328,474   $ (1,340,230)
                                                              ============   ============


                                                                    CLASS R SHARES
                                                              ---------------------------
                                                               SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2003           2002
                                                               ----------    ------------
VP STRATEGIC ALLOCATION INCOME (NUMBER OF SHARES)
Shares sold                                                        863,132      1,437,200
Shares issued as reinvestment of dividends                              --        371,570
Shares redeemed                                                   (976,762)    (1,772,699)
                                                              ------------   ------------
Net increase (decrease) in shares outstanding                     (113,630)        36,071
                                                              ============   ============
VP STRATEGIC ALLOCATION INCOME($)
Shares sold                                                   $  9,856,013   $ 16,635,548
Shares issued as reinvestment of dividends                              --      4,243,329
Shares redeemed                                                (11,043,362)   (20,163,483)
                                                              ------------   ------------
Net increase (decrease)                                       $ (1,187,349)  $    715,394
                                                              ============   ============


NOTE 10 -- FEDERAL INCOME TAXES

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. There were no distributions for the six months ended June 30, 2003.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these

--------------------------------------------------------------------------------

NOTE 10 -- FEDERAL INCOME TAXES (CONTINUED)


differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

                                      AMOUNT      EXPIRATION DATE
                                   ------------   ----------------
VP Index Plus LargeCap             $317,889,950          2009-2010
VP Index Plus MidCap                 11,919,727          2009-2010
VP Index Plus SmallCap                3,493,813               2010
VP Strategic Allocation Growth       35,629,434          2008-2010
VP Strategic Allocation Balanced     25,184,428          2008-2010
VP Strategic Allocation Income       11,718,611          2009-2010

ING
VP INDEX PLUS
LARGECAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                          Value
----------------------------------------------------------------------------
COMMON STOCK: 99.3%
                     ADVERTISING: 0.2%
     54,850          Interpublic Group of Cos., Inc.          $      733,893
     21,850          Omnicom Group                                 1,566,645
                                                              --------------
                                                                   2,300,538
                                                              --------------
                     AEROSPACE/DEFENSE: 1.4%
     99,300          Boeing Co.                                    3,407,976
     26,950          General Dynamics Corp.                        1,953,875
     89,800          Lockheed Martin Corp.                         4,271,786
     48,350          Raytheon Co.                                  1,587,814
     35,050          Rockwell Collins, Inc.                          863,282
     54,150          United Technologies Corp.                     3,835,445
                                                              --------------
                                                                  15,920,178
                                                              --------------
                     AGRICULTURE: 1.1%
    243,900          Altria Group, Inc.                           11,082,816
     57,200          Monsanto Co.                                  1,237,808
                                                              --------------
                                                                  12,320,624
                                                              --------------
                     AIRLINES: 0.1%
     87,400          Southwest Airlines Co.                        1,503,280
                                                              --------------
                                                                   1,503,280
                                                              --------------
                     APPAREL: 0.4%
     14,500    @     Jones Apparel Group, Inc.                       424,270
     25,200          Liz Claiborne, Inc.                             888,300
     53,500          Nike, Inc.                                    2,861,715
      9,700    @     Reebok Intl. Ltd.                               326,211
     12,300          VF Corp.                                        418,815
                                                              --------------
                                                                   4,919,311
                                                              --------------
                     AUTO MANUFACTURERS: 0.8%
    524,250          Ford Motor Co.                                5,761,507
     25,850          General Motors Corp.                            930,600
     34,225          Paccar, Inc.                                  2,312,241
                                                              --------------
                                                                   9,004,348
                                                              --------------
                     AUTO PARTS & EQUIPMENT: 0.2%
     28,400          Cooper Tire & Rubber Co.                        499,556
     15,400          Dana Corp.                                      178,024
     67,050          Delphi Corp.                                    578,641
     12,700          Johnson Controls, Inc.                        1,087,120
                                                              --------------
                                                                   2,343,341
                                                              --------------

  Shares                                                          Value
----------------------------------------------------------------------------
                     BANKS: 6.6%
     47,750          AmSouth Bancorp                          $    1,042,860
    226,500          Bank of America Corp.                        17,900,295
     86,600          Bank of New York Co., Inc.                    2,489,750
    142,550          Bank One Corp.                                5,300,009
     58,650          BB&T Corp.                                    2,011,695
     26,615          Charter One Financial, Inc.                     829,856
     20,600          Comerica, Inc.                                  957,900
     13,400          First Tennessee National Corp.                  588,394
    120,100          FleetBoston Financial Corp.                   3,568,171
     25,060          Huntington Bancshares, Inc.                     489,171
     50,550          KeyCorp.                                      1,277,399
     25,000          Marshall & Ilsley Corp.                         764,500
     48,700          Mellon Financial Corp.                        1,351,425
    173,800          National City Corp.                           5,684,998
      7,100          North Fork Bancorporation, Inc.                 241,826
     12,850          PNC Financial Services Group, Inc.              627,209
     26,250          Regions Financial Corp.                         886,725
     38,650          SouthTrust Corp.                              1,051,280
     43,650          State Street Corp.                            1,719,810
     37,000          SunTrust Banks, Inc.                          2,195,580
     26,800          Union Planters Corp.                            831,604
    220,447          US Bancorp                                    5,400,952
    235,250          Wachovia Corp.                                9,400,590
    196,800          Wells Fargo & Co.                             9,918,720
     12,650          Zions Bancorporation                            640,217
                                                              --------------
                                                                  77,170,936
                                                              --------------
                     BEVERAGES: 2.6%
     96,850          Anheuser-Busch Cos., Inc.                     4,944,192
      9,100          Brown-Forman Corp.                              715,442
    284,450          Coca-Cola Co.                                13,201,324
     48,800          Coca-Cola Enterprises, Inc.                     885,720
      6,400          Coors (Adolph)                                  313,472
     43,500          Pepsi Bottling Group, Inc.                      870,870
    203,650          PepsiCo, Inc.                                 9,062,425
                                                              --------------
                                                                  29,993,445
                                                              --------------
                     BIOTECHNOLOGY: 1.1%
    149,240    @     Amgen, Inc.                                   9,915,506
     17,850    @     Biogen, Inc.                                    678,300
     37,750    @     Chiron Corp.                                  1,650,430
     25,100    @     Genzyme Corp.-Genl Division                   1,049,180
                                                              --------------
                                                                  13,293,416
                                                              --------------
                     BUILDING MATERIALS: 0.2%
      9,300    @     American Standard Cos., Inc.                    687,549
     55,250          Masco Corp.                                   1,317,713
     13,050          Vulcan Materials Co.                            483,764
                                                              --------------
                                                                   2,489,026
                                                              --------------
                     CHEMICALS: 1.5%
     31,750          Air Products & Chemicals, Inc.                1,320,800
    123,600          Dow Chemical Co.                              3,826,656
    127,100          Du Pont EI de Nemours & Co.                   5,292,444
      9,700          Eastman Chemical Co.                            307,199
     42,900          Ecolab, Inc.                                  1,098,240
     18,150          Engelhard Corp.                                 449,575
     11,300          Great Lakes Chemical Corp.                      230,520
      9,200          International Flavors & Fragrances,
                      Inc.                                           293,756
     24,900          PPG Industries, Inc.                          1,263,426
     23,600          Praxair, Inc.                                 1,418,360
     28,400          Rohm & Haas Co.                                 881,252
     18,950          Sherwin-Williams Co.                            509,376
      9,600          Sigma-Aldrich Corp.                             520,128
                                                              --------------
                                                                  17,411,732
                                                              --------------
                     COMMERCIAL SERVICES: 0.9%
     20,900    @     Apollo Group, Inc.                            1,290,784
     59,950    @     Concord EFS, Inc.                               882,464
     27,550    @     Convergys Corp.                                 440,800
      3,000          Deluxe Corp.                                    134,400
     18,000          Equifax, Inc.                                   468,000
     49,700          H&R Block, Inc.                               2,149,525
     43,650          McKesson Corp.                                1,560,051
     17,800          Moody's Corp.                                   938,238
     42,800          Paychex, Inc.                                 1,254,468
     26,700    @     Quintiles Transnational Corp.                   378,873
     21,100    @     Robert Half Intl., Inc.                         399,634
     14,650          RR Donnelley & Sons Co.                         382,951
                                                              --------------
                                                                  10,280,188
                                                              --------------
                     COMPUTERS: 4.7%
     74,250    @     Apple Computer, Inc.                          1,419,660
     21,250    @     Computer Sciences Corp.                         810,050
    524,100    @     Dell Computer Corp.                          16,750,236
     21,200          Electronic Data Systems Corp.                   454,740
    438,050    @     EMC Corp.                                     4,586,383
    352,518          Hewlett-Packard Co.                           7,508,633
    199,850          International Business Machines Corp.        16,487,625
     35,950    @     Lexmark Intl., Inc.                           2,544,182
     36,700    @     Network Appliance, Inc.                         594,907
    432,750    @     Sun Microsystems, Inc.                        1,990,650

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
LARGECAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
----------------------------------------------------------------------------
                     COMPUTERS (CONTINUED)
     43,300    @     Sungard Data Systems, Inc.               $    1,121,903
     45,250    @     Unisys Corp.                                    555,670
                                                              --------------
                                                                  54,824,639
                                                              --------------
                     COSMETICS/PERSONAL CARE: 3.6%
      8,700          Alberto-Culver Co.                              444,570
     26,950          Avon Products, Inc.                           1,676,290
    104,100          Colgate-Palmolive Co.                         6,032,595
    281,350          Gillette Co.                                  8,963,811
     58,550          Kimberly-Clark Corp.                          3,052,797
    239,500          Procter & Gamble Co.                         21,358,610
                                                              --------------
                                                                  41,528,673
                                                              --------------
                     DIVERSIFIED FINANCIAL SERVICES: 8.6%
    151,750          American Express Co.                          6,344,667
     26,900          Bear Stearns Cos., Inc.                       1,948,098
     40,550          Capital One Financial Corp.                   1,994,249
     62,450          Charles Schwab Corp.                            630,121
    597,650          Citigroup, Inc.                              25,579,420
     36,350          Countrywide Financial Corp.                   2,528,869
    213,150          Fannie Mae                                   14,374,836
     29,350          Franklin Resources, Inc.                      1,146,704
    132,550          Freddie Mac                                   6,729,563
     58,250          Goldman Sachs Group, Inc.                     4,878,437
    235,850          JP Morgan Chase & Co.                         8,061,353
     67,300          Lehman Brothers Holdings, Inc.                4,474,104
    245,475          MBNA Corp.                                    5,115,699
    168,600          Merrill Lynch & Co., Inc.                     7,870,248
    124,000          Morgan Stanley                                5,301,000
     33,400    @     Providian Financial Corp.                       309,284
     52,650          SLM Corp.                                     2,062,301
     15,450          T Rowe Price Group, Inc.                        583,238
                                                              --------------
                                                                  99,932,191
                                                              --------------
                     ELECTRIC: 2.8%
     68,800    @     AES Corp.                                       436,880
     20,450          Ameren Corp.                                    901,845
     45,500          American Electric Power Co., Inc.             1,357,265
     67,450          Centerpoint Energy, Inc.                        549,717
     19,650          Cinergy Corp.                                   722,923
     24,800          Consolidated Edison, Inc.                     1,073,344
     20,200          Constellation Energy Group, Inc.                692,860
     34,650          Dominion Resources, Inc.                      2,226,955
      7,400          DTE Energy Co.                                  285,936
    103,500          Duke Energy Corp.                             2,064,825
     36,200    @     Edison Intl.                                    594,766
     25,100          Entergy Corp.                                 1,324,778
     93,250          Exelon Corp.                                  5,577,282
     38,800          FirstEnergy Corp.                             1,491,860
     21,850          FPL Group, Inc.                               1,460,672
     23,500          NiSource, Inc.                                  446,500
     83,600    @     PG&E Corp.                                    1,768,140
      4,900          Pinnacle West Capital Corp.                     183,505
     49,450          PPL Corp.                                     2,126,350
     26,650          Progress Energy, Inc.                         1,169,935
     29,250          Public Service Enterprise Group, Inc.         1,235,813
     91,250          Southern Co.                                  2,843,350
     36,000          TXU Corp.                                       808,200
     47,700          Xcel Energy, Inc.                               717,408
                                                              --------------
                                                                  32,061,109
                                                              --------------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 0.4%
     70,050          American Power Conversion                     1,092,079
     54,500          Emerson Electric Co.                          2,784,950
     19,150          Molex, Inc.                                     516,859
                                                              --------------
                                                                   4,393,888
                                                              --------------
                     ELECTRONICS: 0.3%
     27,000          Applera Corp. -- Applied Biosystems
                      Group                                          513,810
     21,850    @     Jabil Circuit, Inc.                             482,885
     75,200    @     Sanmina-SCI Corp.                               474,512
     29,500          Symbol Technologies, Inc.                       383,795
     18,300    @     Thermo Electron Corp.                           384,666
     34,850    @     Waters Corp.                                  1,015,181
                                                              --------------
                                                                   3,254,849
                                                              --------------

  Shares                                                          Value
----------------------------------------------------------------------------
                     ENGINEERING & CONSTRUCTION: 0.0%
     14,050          Fluor Corp.                              $      472,642
                                                              --------------
                                                                     472,642
                                                              --------------
                     ENTERTAINMENT: 0.1%
     13,450          International Game Technology                 1,376,339
                                                              --------------
                                                                   1,376,339
                                                              --------------
                     ENVIRONMENTAL CONTROL: 0.2%
     52,500    @     Allied Waste Industries, Inc.                   527,625
     77,050          Waste Management, Inc.                        1,856,135
                                                              --------------
                                                                   2,383,760
                                                              --------------
                     FOOD: 1.8%
     17,050          Albertson's, Inc.                               327,360
     76,577          Archer-Daniels-Midland Co.                      985,546
     49,650          Campbell Soup Co.                             1,216,425
     67,450          ConAgra Foods, Inc.                           1,591,820
     46,850          General Mills, Inc.                           2,221,158
     20,100          Hershey Foods Corp.                           1,400,166
     94,350          HJ Heinz Co.                                  3,111,663
     47,000          Kellogg Co.                                   1,615,390
    104,550    @     Kroger Co.                                    1,743,894
     15,900          McCormick & Co., Inc.                           432,480
    106,500          Sara Lee Corp.                                2,003,265
     10,250          Supervalu, Inc.                                 218,530
     75,000          Sysco Corp.                                   2,253,000
     19,000          Winn-Dixie Stores, Inc.                         233,890
     26,100          WM Wrigley Jr Co.                             1,467,603
                                                              --------------
                                                                  20,822,190
                                                              --------------
                     FOREST PRODUCTS & PAPER: 0.2%
      5,000          Boise Cascade Corp.                             119,500
     54,800          International Paper Co.                       1,958,004
                                                              --------------
                                                                   2,077,504
                                                              --------------
                     GAS: 0.2%
     24,700          KeySpan Corp.                                   875,615
      7,900          Nicor, Inc.                                     293,169
     12,600          Peoples Energy Corp.                            540,414
     23,600          Sempra Energy                                   673,308
                                                              --------------
                                                                   2,382,506
                                                              --------------
                     HAND/MACHINE TOOLS: 0.1%
      9,900          Black & Decker Corp.                            430,155
      5,100          Snap-On, Inc.                                   148,053
      8,500          Stanley Works                                   234,600
                                                              --------------
                                                                     812,808
                                                              --------------
                     HEALTHCARE-PRODUCTS: 3.3%
      6,300          Bausch & Lomb, Inc.                             236,250
     34,100          Becton Dickinson & Co.                        1,324,785
     28,750          Biomet, Inc.                                    823,975
     47,500    @     Boston Scientific Corp.                       2,902,250
     10,800          CR Bard, Inc.                                   770,148
     91,150          Guidant Corp.                                 4,046,149
    346,500          Johnson & Johnson                            17,914,050
    142,250          Medtronic, Inc.                               6,823,733
     24,500    @     St. Jude Medical, Inc.                        1,408,750

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
LARGECAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
----------------------------------------------------------------------------
                     HEALTHCARE-PRODUCTS (CONTINUED)
     23,150          Stryker Corp.                            $    1,605,916
     21,450    @     Zimmer Holdings, Inc.                           966,323
                                                              --------------
                                                                  38,822,329
                                                              --------------
                     HEALTHCARE-SERVICES: 1.4%
     29,800    A     Aetna, Inc.                                   1,793,960
     40,800    @     Anthem, Inc.                                  3,147,720
     23,050          HCA, Inc.                                       738,522
     23,450    @     Humana, Inc.                                    354,095
    119,000          UnitedHealth Group, Inc.                      5,979,750
     43,600    @     WellPoint Health Networks                     3,675,480
                                                              --------------
                                                                  15,689,527
                                                              --------------
                     HOME BUILDERS: 0.1%
      7,800          Centex Corp.                                    606,762
      6,000          KB Home                                         371,880
                                                              --------------
                                                                     978,642
                                                              --------------
                     HOME FURNISHINGS: 0.1%
     22,900          Leggett & Platt, Inc.                           469,450
     11,800          Whirlpool Corp.                                 751,660
                                                              --------------
                                                                   1,221,110
                                                              --------------
                     HOUSEHOLD PRODUCTS/WARES: 0.2%
      5,200          Avery Dennison Corp.                            261,040
     25,850          Clorox Co.                                    1,102,502
     17,650          Fortune Brands, Inc.                            921,330
                                                              --------------
                                                                   2,284,872
                                                              --------------
                     HOUSEWARES: 0.0%
     12,150          Newell Rubbermaid, Inc.                         340,200
                                                              --------------
                                                                     340,200
                                                              --------------
                     INSURANCE: 5.0%
     50,550    @@    ACE Ltd.                                      1,733,360
    102,650          Aflac, Inc.                                   3,156,487
    136,800          Allstate Corp.                                4,876,920
     12,700          AMBAC Financial Group, Inc.                     841,375
    303,124          American Intl. Group                         16,726,382
     42,000          AON Corp.                                     1,011,360
     22,300          Chubb Corp.                                   1,338,000
     19,250          Cigna Corp.                                     903,595
     19,450          Cincinnati Financial Corp.                      721,400
     19,025          Jefferson-Pilot Corp.                           788,777
     35,750          John Hancock Financial Services, Inc.         1,098,598
     20,900          Lincoln National Corp.                          744,667
     20,150          Loews Corp.                                     952,894
     67,450          Marsh & McLennan Cos., Inc.                   3,444,672
     18,600          MBIA, Inc.                                      906,750
     83,000          Metlife, Inc.                                 2,350,560
     13,050          MGIC Investment Corp.                           608,652
     89,700          Principal Financial Group                     2,892,825
     62,500          Progressive Corp.                             4,568,750
     64,400          Prudential Financial, Inc.                    2,167,060
     40,750          Safeco Corp.                                  1,437,660
     18,700          Torchmark Corp.                                 696,575
    123,222          Travelers Property Casualty Corp.             1,943,211
     41,150          UnumProvident Corp.                             551,822
     25,400    @@    XL Capital Ltd.                               2,108,200
                                                              --------------
                                                                  58,570,552
                                                              --------------
                     INTERNET: 0.9%
     61,000    @     eBay, Inc.                                    6,354,980
     44,750    @     Symantec Corp.                                1,962,735
     65,900    @     Yahoo!, Inc.                                  2,158,884
                                                              --------------
                                                                  10,476,599
                                                              --------------

  Shares                                                          Value
----------------------------------------------------------------------------
                     LEISURE TIME: 0.2%
     17,600          Brunswick Corp.                          $      440,352
     28,900          Carnival Corp.                                  939,539
     35,250          Harley-Davidson, Inc.                         1,405,065
                                                              --------------
                                                                   2,784,956
                                                              --------------
                     LODGING: 0.2%
     11,900    @     Harrah's Entertainment, Inc.                    478,856
     32,700          Hilton Hotels Corp.                             418,233
     22,250          Marriott Intl., Inc.                            854,845
                                                              --------------
                                                                   1,751,934
                                                              --------------
                     MACHINERY-CONSTRUCTION & MINING: 0.2%
     39,500          Caterpillar, Inc.                             2,198,570
                                                              --------------
                                                                   2,198,570
                                                              --------------
                     MACHINERY-DIVERSIFIED: 0.4%
     46,550          Deere & Co.                                   2,127,335
     23,600          Dover Corp.                                     707,056
     54,650          Rockwell Automation, Inc.                     1,302,856
                                                              --------------
                                                                   4,137,247
                                                              --------------
                     MEDIA: 3.6%
    518,100    @     AOL Time Warner, Inc.                         8,336,229
     69,300    @     Clear Channel Communications, Inc.            2,937,627
    269,200    @     Comcast Corp.                                 8,124,456
     32,450          Gannett Co., Inc.                             2,492,484
     10,400          Knight-Ridder, Inc.                             716,872
     22,050          McGraw-Hill Cos., Inc.                        1,367,100
     10,000          Meredith Corp.                                  440,000
     17,350          New York Times Co.                              789,425
     60,950          Tribune Co.                                   2,943,885
    204,850    @     Viacom, Inc.                                  8,943,751
    237,000          Walt Disney Co.                               4,680,750
                                                              --------------
                                                                  41,772,579
                                                              --------------
                     METAL FABRICATE/HARDWARE: 0.0%
     19,400          Worthington Industries                          259,960
                                                              --------------
                                                                     259,960
                                                              --------------
                     MINING: 0.3%
     41,400          Alcoa, Inc.                                   1,055,700
     19,700          Freeport-McMoRan Copper & Gold, Inc.            482,650
     53,200          Newmont Mining Corp.                          1,726,872
     12,400    @     Phelps Dodge Corp.                              475,416
                                                              --------------
                                                                   3,740,638
                                                              --------------
                     MISCELLANEOUS MANUFACTURING: 5.8%
     45,000          3M Co.                                        5,804,100
     10,350          Cooper Industries Ltd.                          427,455
      6,200          Crane Co.                                       140,306
     19,000          Danaher Corp.                                 1,292,950
     78,100          Eastman Kodak Co.                             2,136,035
     11,750          Eaton Corp.                                     923,667
  1,533,550          General Electric Co.                         43,982,214
     99,200          Honeywell Intl., Inc.                         2,663,520
     38,550          Illinois Tool Works, Inc.                     2,538,518
     19,750    @@    Ingersoll-Rand Co.                              934,570
     10,100          ITT Industries, Inc.                            661,146
     16,200          Pall Corp.                                      364,500
     17,750          Textron, Inc.                                   692,605
    225,750    @@    Tyco Intl. Ltd.                               4,284,735
                                                              --------------
                                                                  66,846,321
                                                              --------------
                     OFFICE/BUSINESS EQUIPMENT: 0.2%
     29,100          Pitney Bowes, Inc.                            1,117,731
     85,200    @     Xerox Corp.                                     902,268
                                                              --------------
                                                                   2,019,999
                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
LARGECAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
----------------------------------------------------------------------------
                     OIL & GAS: 5.0%
     15,200          Amerada Hess Corp.                       $      747,536
     47,600          Anadarko Petroleum Corp.                      2,116,772
     19,052          Apache Corp.                                  1,239,523
     25,250          Burlington Resources, Inc.                    1,365,267
    124,800          ChevronTexaco Corp.                           9,010,560
     78,844          ConocoPhillips                                4,320,651
     26,350          Devon Energy Corp.                            1,407,090
      5,350          EOG Resources, Inc.                             223,844
    772,250          Exxon Mobil Corp.                            27,731,497
     10,600          Kerr-McGee Corp.                                474,880
     83,800          Marathon Oil Corp.                            2,208,130
     17,500   @,@@   Nabors Industries Ltd.                          692,125
      7,250    @     Noble Corp.                                     248,675
    107,800          Occidental Petroleum Corp.                    3,616,690
     14,200    @     Rowan Cos., Inc.                                318,080
     14,400          Sunoco, Inc.                                    543,456
     38,650    @     Transocean, Inc.                                849,140
     53,100          Unocal Corp.                                  1,523,439
                                                              --------------
                                                                  58,637,355
                                                              --------------
                     OIL & GAS SERVICES: 0.1%
     51,650          Halliburton Co.                               1,187,950
                                                              --------------
                                                                   1,187,950
                                                              --------------
                     PACKAGING & CONTAINERS: 0.2%
     15,200          Ball Corp.                                      691,752
      5,900          Bemis Co.                                       276,120
     28,450    @     Pactiv Corp.                                    560,750
     10,300    @     Sealed Air Corp.                                490,898
                                                              --------------
                                                                   2,019,520
                                                              --------------
                     PHARMACEUTICALS: 7.7%
    182,150          Abbott Laboratories                           7,970,884
      5,900          Allergan, Inc.                                  454,890
     89,000          Bristol-Myers Squibb Co.                      2,416,350
     56,000          Cardinal Health, Inc.                         3,600,800
    129,300          Eli Lilly & Co.                               8,917,821
     42,750    @     Forest Laboratories, Inc.                     2,340,562
     40,716    @     King Pharmaceuticals, Inc.                      600,968
     32,500    @     Medimmune, Inc.                               1,182,025
    328,550          Merck & Co., Inc.                            19,893,703
    915,700          Pfizer, Inc.                                 31,271,155
    173,600          Schering-Plough Corp.                         3,228,960
     21,250    @     Watson Pharmaceuticals, Inc.                    857,863
    154,300          Wyeth                                         7,028,365
                                                              --------------
                                                                  89,764,346
                                                              --------------
                     PIPELINES: 0.1%
     16,050          Kinder Morgan, Inc.                             877,133
                                                              --------------
                                                                     877,133
                                                              --------------
                     REITS: 0.3%
     45,750          Equity Office Properties Trust                1,235,707
     32,450          Equity Residential                              842,077
     21,400          Simon Property Group, Inc.                      835,242
                                                              --------------
                                                                   2,913,026
                                                              --------------

  Shares                                                          Value
----------------------------------------------------------------------------
                     RETAIL: 6.2%
     43,000    @     Autonation, Inc.                         $      675,960
      4,700    @     Autozone, Inc.                                  357,059
     34,250    @     Bed Bath & Beyond, Inc.                       1,329,242
     36,350    @     Best Buy Co., Inc.                            1,596,492
     15,600    @     Big Lots, Inc.                                  234,624
     52,550    @     Costco Wholesale Corp.                        1,923,330
     51,700          CVS Corp.                                     1,449,151
     20,250          Darden Restaurants, Inc.                        384,345
      9,300          Dillard's, Inc.                                 125,271
     39,750          Dollar General Corp.                            725,835
     20,500          Family Dollar Stores                            782,075
     54,750          Federated Department Stores                   2,017,537
    102,900          Gap, Inc.                                     1,930,404
    271,700          Home Depot, Inc.                              8,998,704
     42,750          JC Penney Co., Inc.                             720,338
     90,400          Lowe's Cos., Inc.                             3,882,680
     65,850          Ltd. Brands                                   1,020,675
     15,900          May Department Stores Co.                       353,934
    148,200          McDonald's Corp.                              3,269,292
     37,050    @     Office Depot, Inc.                              537,596
     20,800          RadioShack Corp.                                547,248
    139,400    @     Staples, Inc.                                 2,557,990
     53,800    @     Starbucks Corp.                               1,319,176
     61,400          TJX Cos., Inc.                                1,156,776
    197,100          Walgreen Co.                                  5,932,710
    505,290          Wal-Mart Stores, Inc.                        27,118,914
     14,650          Wendy's Intl., Inc.                             424,411
     35,800    @     Yum! Brands, Inc.                             1,058,248
                                                              --------------
                                                                  72,430,017
                                                              --------------
                     SAVINGS & LOANS: 0.7%
     18,550          Golden West Financial Corp.                   1,484,185
    173,900          Washington Mutual, Inc.                       7,182,070
                                                              --------------
                                                                   8,666,255
                                                              --------------
                     SEMICONDUCTORS: 2.1%
     59,500    @     Altera Corp.                                    975,800
     48,300    @     Analog Devices, Inc.                          1,681,806
     76,450    @     Applied Materials, Inc.                       1,212,497
    755,350          Intel Corp.                                  15,699,194
     39,650          Linear Technology Corp.                       1,277,127
     24,250    @     LSI Logic Corp.                                 171,690
     37,850          Maxim Integrated Products                     1,294,092
     17,650    @     Novellus Systems, Inc.                          646,361
     14,850    @     Nvidia Corp.                                    341,699
     11,100    @     QLogic Corp.                                    536,463
     40,450    @     Xilinx, Inc.                                  1,023,790
                                                              --------------
                                                                  24,860,519
                                                              --------------
                     SOFTWARE: 6.2%
     44,450          Adobe Systems, Inc.                           1,425,511
     10,800          Autodesk, Inc.                                  174,528
     68,850          Automatic Data Processing                     2,331,261
     25,950    @     BMC Software, Inc.                              423,763
     47,600    @     Citrix Systems, Inc.                            969,136
    113,750          Computer Associates Intl., Inc.               2,534,350
     89,300    @     Compuware Corp.                                 515,261
     16,050    @     Electronic Arts, Inc.                         1,187,539
     85,350          First Data Corp.                              3,536,904
     23,100    @     Fiserv, Inc.                                    822,591
     37,900          IMS Health, Inc.                                681,821
     60,800    @     Intuit, Inc.                                  2,707,424
      8,600    @     Mercury Interactive Corp.                       332,046
  1,450,450          Microsoft Corp.                              37,146,025
  1,110,100    @     Oracle Corp.                                 13,343,402
    101,550    @     Siebel Systems, Inc.                            968,787
    121,100    @     Veritas Software Corp.                        3,471,937
                                                              --------------
                                                                  72,572,286
                                                              --------------
                     TELECOMMUNICATIONS: 6.6%
     34,300          Alltel Corp.                                  1,653,946
     10,500    @     Andrew Corp.                                     96,600
     78,960          AT&T Corp.                                    1,519,980
    302,700    @     AT&T Wireless Services, Inc.                  2,485,167
    119,250    @     Avaya, Inc.                                     770,355
    195,900          BellSouth Corp.                               5,216,817
     17,650          CenturyTel, Inc.                                615,102
     80,600    @     Ciena Corp.                                     418,314
  1,048,450    @     Cisco Systems, Inc.                          17,498,630
     39,850    @     Citizens Communications Co.                     513,667
     51,500    @     Comverse Technology, Inc.                       774,045

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
LARGECAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
----------------------------------------------------------------------------
                     TELECOMMUNICATIONS (CONTINUED)
    140,550    @     Corning, Inc.                            $    1,038,664
    267,800    @     JDS Uniphase Corp.                              939,978
    106,600          Motorola, Inc.                                1,005,238
    278,100    @     Nextel Communications, Inc.                   5,028,048
     90,600          Qualcomm, Inc.                                3,238,950
    476,500          SBC Communications, Inc.                     12,174,575
     49,550          Scientific-Atlanta, Inc.                      1,181,272
     99,400          Sprint Corp.-FON Group                        1,431,360
     46,750    @     Tellabs, Inc.                                   307,148
    468,500          Verizon Communications, Inc.                 18,482,325
                                                              --------------
                                                                  76,390,181
                                                              --------------
                     TEXTILES: 0.1%
     22,350          Cintas Corp.                                    792,084
                                                              --------------
                                                                     792,084
                                                              --------------
                     TOYS/GAMES/HOBBIES: 0.3%
     29,300          Hasbro, Inc.                                    512,457
    134,950          Mattel, Inc.                                  2,553,254
                                                              --------------
                                                                   3,065,711
                                                              --------------
                     TRANSPORTATION: 1.7%
     52,500          Burlington Northern Santa Fe Corp.            1,493,100
     33,750          FedEx Corp.                                   2,093,512
     42,500          Norfolk Southern Corp.                          816,000
     11,550          Union Pacific Corp.                             670,131
    232,900          United Parcel Service, Inc.                  14,835,730
                                                              --------------
                                                                  19,908,473
                                                              --------------
                     TRUCKING & LEASING: 0.0%
     13,100          Ryder System, Inc.                              335,622
                                                              --------------
                                                                     335,622
                                                              --------------
                     Total Common Stock
                      (Cost $1,110,911,842)                    1,153,589,974
                                                              --------------
 Principal
  Amount                                                          Value
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.6%
                     REPURCHASE AGREEMENT: 1.6%
$17,929,000          State Street Repurchase Agreement,
                      1.100%, due 07/01/03, $17,929,548 to
                      be received upon repurchase
                      (Collateralized by $18,240,000 FHLB,
                      1.370%, Market Value $18,292,057, due
                      05/03/04)                               $   17,929,000
                                                              --------------
                     Total Short-Term Investments
                      (Cost $17,929,000)                          17,929,000
                                                              --------------


             TOTAL INVESTMENTS IN SECURITIES
              (COST $1,128,840,842)*                  100.9%  $1,171,518,974
             OTHER ASSETS AND LIABILITIES-NET          (0.9)     (10,133,095)
                                                     -------  --------------
             NET ASSETS                               100.0%  $1,161,385,879
                                                     =======  ==============

 @      Non-income producing security
 @@     Foreign Issuer
 A      Related Party
 REITs  Real Estate Investment Trusts
 *      Cost for federal income tax purposes is the same as for
        financial statement purposes. Net unrealized appreciation
        consists of:

       Gross Unrealized Appreciation                             $ 78,266,825
       Gross Unrealized Depreciation                              (35,588,693)
                                                                 ------------
       Net Unrealized Appreciation                               $ 42,678,132
                                                                 ============

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
MIDCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
COMMON STOCK: 99.3%
                    ADVERTISING: 0.3%
    21,700    @     Catalina Marketing Corp.                    $    383,005
    34,150          Harte-Hanks, Inc.                                648,850
                                                                ------------
                                                                   1,031,855
                                                                ------------
                    AEROSPACE/DEFENSE: 0.2%
    14,500    @     L-3 Communications Holdings, Inc.                630,605
     3,100    @     Sequa Corp.                                      106,330
                                                                ------------
                                                                     736,935
                                                                ------------
                    AGRICULTURE: 0.1%
     3,550          Universal Corp.                                  150,165
                                                                ------------
                                                                     150,165
                                                                ------------
                    APPAREL: 1.1%
    51,500    @     Coach, Inc.                                    2,561,610
    13,450    @     Timberland Co.                                   710,967
    55,350    @     Unifi, Inc.                                      343,170
                                                                ------------
                                                                   3,615,747
                                                                ------------
                    AUTO PARTS & EQUIPMENT: 1.0%
    24,800          ArvinMeritor, Inc.                               500,464
    17,000          Bandag, Inc.                                     633,590
     9,950          BorgWarner, Inc.                                 640,780
     9,900    @     Lear Corp.                                       455,598
    29,600          Modine Manufacturing Co.                         573,352
     9,950          Superior Industries Intl.                        414,915
                                                                ------------
                                                                   3,218,699
                                                                ------------
                    BANKS: 5.7%
    28,127          Associated Banc-Corp.                          1,037,324
    22,550          Bank of Hawaii Corp.                             747,532
    61,100          Banknorth Group, Inc.                          1,559,272
    19,750          City National Corp.                              880,060
    47,250          Colonial BancGroup, Inc.                         655,357
    24,100          Commerce Bancorp, Inc                            894,110
    48,550          Compass Bancshares, Inc.                       1,695,851
    25,400          First Virginia Banks, Inc.                     1,095,248
    31,950          FirstMerit Corp.                                 730,377
     7,600          Greater Bay Bancorp                              155,192
    55,950          Hibernia Corp.                                 1,016,052
    24,450          Investors Financial Services Corp.               709,294
    45,050          M&T Bank Corp.                                 3,794,111
    24,150          Mercantile Bankshares Corp.                      951,027
    31,050          National Commerce Financial Corp.                689,000
    30,100          Provident Financial Group, Inc.                  771,463
    15,900    @     Silicon Valley Bancshares                        378,579
    13,600          Westamerica Bancorporation                       585,888
                                                                ------------
                                                                  18,345,737
                                                                ------------
                    BEVERAGES: 0.7%
    35,000    @     Constellation Brands, Inc.                     1,099,000
    92,650          PepsiAmericas, Inc.                            1,163,684
                                                                ------------
                                                                   2,262,684
                                                                ------------
                    BIOTECHNOLOGY: 1.1%
    16,900    @     Charles River Laboratories Intl., Inc.           543,842
    23,400    @     Idec Pharmaceuticals Corp.                       795,600
   111,000    @     Millennium Pharmaceuticals, Inc.               1,746,030
    34,750    @     Protein Design Labs, Inc.                        485,805
                                                                ------------
                                                                   3,571,277
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    BUILDING MATERIALS: 0.3%
     7,400          Martin Marietta Materials, Inc.             $    248,714
    25,950          York Intl. Corp.                                 607,230
                                                                ------------
                                                                     855,944
                                                                ------------
                    CHEMICALS: 2.2%
    46,100          Airgas, Inc.                                     772,175
    15,100          Albemarle Corp.                                  422,347
    40,200          Cabot Corp.                                    1,153,740
    41,500          Crompton Corp.                                   292,575
    24,350    @     Cytec Industries, Inc.                           823,030
    15,650          Ferro Corp.                                      352,594
    13,150    @     FMC Corp.                                        297,584
    31,850          Lubrizol Corp.                                   987,032
    23,900          Lyondell Chemical Co.                            323,367
     7,300          Minerals Technologies, Inc.                      355,218
    43,500          RPM Intl., Inc.                                  598,125
    19,550          Valspar Corp.                                    825,401
                                                                ------------
                                                                   7,203,188
                                                                ------------
                    COAL: 0.4%
    19,900          Arch Coal, Inc.                                  457,302
    20,250          Peabody Energy Corp.                             680,198
                                                                ------------
                                                                   1,137,500
                                                                ------------
                    COMMERCIAL SERVICES: 4.2%
    16,450          Banta Corp.                                      532,486
    18,250    @     Career Education Corp.                         1,248,665
    33,000    @     ChoicePoint, Inc.                              1,139,160
    17,100    @     Corinthian Colleges, Inc.                        830,547
    68,550    @     DeVry, Inc.                                    1,596,529
    13,000    @     Education Management Corp.                       691,340
    35,450    @     First Health Group Corp.                         978,420
    79,500    @     Gartner, Inc.                                    596,250
    12,150          Kelly Services, Inc.                             284,917
    39,600    @     Korn/Ferry Intl                                  320,760
    30,050          Manpower, Inc.                                 1,114,555
    38,400    @     MPS Group, Inc.                                  264,192
    15,800    @     Plexus Corp.                                     182,174
    42,850    @     Quanta Services, Inc.                            304,235
    42,675          Rollins, Inc.                                    804,424
     9,600    @     Sotheby's Holdings                                71,424
     6,300    @     Sylvan Learning Systems, Inc.                    143,892
    19,650    @     Valassis Communications, Inc.                    505,398
    87,000          Viad Corp.                                     1,947,930
                                                                ------------
                                                                  13,557,298
                                                                ------------
                    COMPUTERS: 5.5%
    49,800    @     Affiliated Computer Services, Inc.             2,277,354
    18,200    @     BISYS Group, Inc.                                334,334
    98,150    @     Cadence Design Systems, Inc.                   1,183,689
    57,250    @     Ceridian Corp.                                   971,532
    27,450          Diebold, Inc.                                  1,187,212
    45,100    @     DST Systems, Inc.                              1,713,800
    13,100          Imation Corp.                                    495,442
    23,150    @     InFocus Corp.                                    109,268
    33,700          Jack Henry & Associates, Inc.                    599,523
    45,300    @     McData Corp.                                     664,551
   112,650    @     Quantum Corp.                                    456,233
    27,250          Reynolds & Reynolds Co.                          778,260
    63,250    @     Sandisk Corp.                                  2,552,138
   101,350    @     Storage Technology Corp.                       2,608,749
    27,650    @     Synopsys, Inc.                                 1,710,153
                                                                ------------
                                                                  17,642,238
                                                                ------------
                    DISTRIBUTION/WHOLESALE: 0.4%
    30,400    @     CDW Corp.                                      1,392,320
                                                                ------------
                                                                   1,392,320
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.9%
    29,850          AG Edwards, Inc.                               1,020,870
    57,000    @     AmeriCredit Corp.                                487,350
   229,750    @     E*TRADE Group, Inc.                            1,952,875
    26,600          Eaton Vance Corp.                                840,560
    33,900          IndyMac Bancorp, Inc.                            861,738
     7,150    @     Investment Technology Group, Inc.                132,990
    22,450          LaBranche & Co., Inc.                            464,490
    24,400          Legg Mason, Inc.                               1,584,780

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
MIDCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
    26,050          Neuberger Berman, Inc.                      $  1,039,656
    30,800          Waddell & Reed Financial, Inc.                   790,636
                                                                ------------
                                                                   9,175,945
                                                                ------------
                    ELECTRIC: 5.5%
    33,800          Allete, Inc.                                     897,390
    31,550          Alliant Energy Corp.                             600,396
    10,050          Black Hills Corp.                                308,535
    17,700          DPL, Inc.                                        282,138
    27,800          DQE, Inc.                                        418,946
    52,550          Energy East Corp.                              1,090,938
    64,850          Great Plains Energy, Inc.                      1,872,868
    11,900          Hawaiian Electric Industries                     545,615
    25,500          MDU Resources Group, Inc.                        853,995
    44,650          Northeast Utilities                              747,441
    32,500          NSTAR                                          1,480,375
    46,250          OGE Energy Corp.                                 988,363
    57,150          Pepco Holdings, Inc.                           1,094,994
    23,000          PNM Resources, Inc.                              615,250
    33,100          Puget Energy, Inc.                               790,097
    38,750          SCANA Corp.                                    1,328,350
    40,250    @     Sierra Pacific Resources                         239,085
    23,550          Westar Energy, Inc.                              382,217
    89,200          Wisconsin Energy Corp.                         2,586,800
    12,250          WPS Resources Corp.                              492,450
                                                                ------------
                                                                  17,616,243
                                                                ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 1.2%
    21,200          Ametek, Inc.                                     776,980
    74,750    @     Energizer Holdings, Inc.                       2,347,150
    21,600          Hubbell, Inc.                                    714,960
                                                                ------------
                                                                   3,839,090
                                                                ------------
                    ELECTRONICS: 1.6%
    37,200    @     Arrow Electronics, Inc.                          566,928
   114,150    @     Avnet, Inc.                                    1,447,422
    28,700    @     Gentex Corp.                                     878,507
    31,750    @     Kemet Corp.                                      320,675
    32,950    @     Varian, Inc.                                   1,142,377
    62,350    @     Vishay Intertechnology, Inc.                     823,020
                                                                ------------
                                                                   5,178,929
                                                                ------------
                    ENGINEERING & CONSTRUCTION: 0.4%
    15,300    @     Dycom Industries, Inc.                           249,390
    14,950          Granite Construction, Inc.                       286,442
    20,450    @     Jacobs Engineering Group, Inc.                   861,967
                                                                ------------
                                                                   1,397,799
                                                                ------------
                    ENTERTAINMENT: 1.4%
    54,850          GTECH Holdings Corp.                           2,065,102
    34,450          International Speedway Corp.                   1,361,119
    47,800    @     Macrovision Corp.                                952,176
    14,400    @     Six Flags, Inc.                                   97,632
                                                                ------------
                                                                   4,476,029
                                                                ------------
                    ENVIRONMENTAL CONTROL: 0.6%
    61,500    @     Republic Services, Inc.                        1,394,205
    15,150    @     Stericycle, Inc.                                 582,972
                                                                ------------
                                                                   1,977,177
                                                                ------------
                    FOOD: 3.1%
    48,768    @     Dean Foods Co.                                 1,536,192
    13,450          Dreyer's Grand Ice Cream Holdings, Inc.        1,056,094
    48,700          Hormel Foods Corp.                             1,154,190
    17,900          Interstate Bakeries                              227,330
    30,160          JM Smucker Co.                                 1,203,082
    31,150          Ruddick Corp.                                    489,678
    18,900          Sensient Technologies Corp.                      431,109
    39,350    @     Smithfield Foods, Inc.                           901,902
    18,694          Tootsie Roll Industries, Inc.                    569,980
   125,505          Tyson Foods, Inc.                              1,332,863
    20,900    @     Whole Foods Market, Inc.                         993,377
                                                                ------------
                                                                   9,895,797
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    FOREST PRODUCTS & PAPER: 0.5%
    18,050          Glatfelter                                  $    266,237
    18,950          Longview Fibre Co.                               155,390
    13,000          Potlatch Corp.                                   334,750
    16,650          Rayonier, Inc.                                   549,450
    34,850          Wausau-Mosinee Paper Corp.                       390,320
                                                                ------------
                                                                   1,696,147
                                                                ------------
                    GAS: 0.9%
    22,200          AGL Resources, Inc.                              564,768
    64,450          Oneok, Inc.                                    1,265,154
    24,000          Vectren Corp.                                    601,200
    16,050          WGL Holdings, Inc.                               428,535
                                                                ------------
                                                                   2,859,657
                                                                ------------
                    HAND/MACHINE TOOLS: 0.1%
    13,150          Kennametal, Inc.                                 444,996
                                                                ------------
                                                                     444,996
                                                                ------------
                    HEALTHCARE -- PRODUCTS: 3.8%
    35,900    @     Apogent Technologies, Inc.                       718,000
    24,050          Beckman Coulter, Inc.                            977,392
    45,700    @     Cytyc Corp.                                      480,764
    30,300          Dentsply Intl., Inc.                           1,239,270
    23,950    @     Edwards Lifesciences Corp.                       769,753
    28,050    @     Henry Schein, Inc.                             1,468,137
    23,750          Hillenbrand Industries, Inc.                   1,198,187
    25,800    @     Patterson Dental Co.                           1,170,804
    26,700    @     Steris Corp.                                     616,503
    54,050    @     Varian Medical Systems, Inc.                   3,111,659
    31,800    @     Visx, Inc.                                       551,730
                                                                ------------
                                                                  12,302,199
                                                                ------------
                    HEALTHCARE -- SERVICES: 3.9%
    21,350    @     Apria Healthcare Group, Inc.                     531,188
    14,700    @     Community Health Systems, Inc.                   285,621
    24,150    @     Covance, Inc.                                    437,115
    53,650    @     Coventry Health Care, Inc.                     2,476,484
    94,900    @     Health Net, Inc.                               3,126,955
    65,200    @     Lincare Holdings, Inc.                         2,054,452
    51,200    @     Oxford Health Plans                            2,151,936
    13,150    @     Pacificare Health Systems                        648,690
    21,400    @     Universal Health Services, Inc.                  847,868
                                                                ------------
                                                                  12,560,309
                                                                ------------
                    HOME BUILDERS: 0.5%
    21,100          Clayton Homes, Inc.                              264,805
    21,800          DR Horton, Inc.                                  612,580
    10,650          Lennar Corp.                                     761,475
                                                                ------------
                                                                   1,638,860
                                                                ------------
                    HOME FURNISHINGS: 0.1%
     8,250    @     Furniture Brands Intl., Inc.                     215,325
                                                                ------------
                                                                     215,325
                                                                ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.9%
    29,750          Blyth, Inc.                                      809,200
    14,350          Church & Dwight, Inc.                            469,675
    90,200          Dial Corp.                                     1,754,390
                                                                ------------
                                                                   3,033,265
                                                                ------------
                    INSURANCE: 7.1%
    67,150          American Financial Group, Inc.                 1,531,020
    24,250          AmerUs Group Co.                                 683,607
    13,050          Arthur J Gallagher & Co.                         354,960
    26,050          Brown & Brown, Inc.                              846,625
    42,600    @@    Everest Re Group Ltd.                          3,258,900

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
MIDCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    INSURANCE (CONTINUED)
   103,675          Fidelity National Financial, Inc.           $  3,189,043
    75,500          First American Corp.                           1,989,425
    39,200          HCC Insurance Holdings, Inc.                   1,159,144
     6,050          Horace Mann Educators Corp.                       97,586
    20,450          Leucadia National Corp.                          759,104
     7,150          Mony Group, Inc.                                 192,693
     9,150    @     Ohio Casualty Corp.                              120,597
    70,500          Old Republic Intl. Corp.                       2,416,035
    35,750          PMI Group, Inc.                                  959,530
    26,250          Protective Life Corp.                            702,188
    35,950          Radian Group, Inc.                             1,317,568
    11,000          Stancorp Financial Group, Inc.                   574,420
    49,500          WR Berkley Corp.                               2,608,650
                                                                ------------
                                                                  22,761,095
                                                                ------------
                    INTERNET: 1.3%
    18,900    @     Avocent Corp.                                    565,677
    28,800    @     Checkfree Corp.                                  801,792
    49,650    @     Internet Security Systems                        719,428
    23,100    @     Macromedia, Inc.                                 486,024
    61,250    @     Network Associates, Inc.                         776,650
     9,750    @     Overture Services, Inc.                          176,768
    59,250    @     RSA Security, Inc.                               636,938
                                                                ------------
                                                                   4,163,277
                                                                ------------
                    IRON/STEEL: 0.1%
    43,750    @     AK Steel Holding Corp.                           158,375
    13,000          Carpenter Technology                             202,800
                                                                ------------
                                                                     361,175
                                                                ------------
                    LEISURE TIME: 0.1%
    27,400          Callaway Golf Co.                                362,228
                                                                ------------
                                                                     362,228
                                                                ------------
                    LODGING: 0.7%
    35,000    @     Extended Stay America, Inc.                      472,150
    24,650          Mandalay Resort Group                            785,103
   116,200    @     Park Place Entertainment Corp.                 1,056,258
                                                                ------------
                                                                   2,313,511
                                                                ------------
                    MACHINERY -- DIVERSIFIED: 0.2%
    19,900    @     Flowserve Corp.                                  391,433
    11,450          Nordson Corp.                                    273,083
     2,700          Tecumseh Products Co.                            103,437
                                                                ------------
                                                                     767,953
                                                                ------------
                    MEDIA: 2.9%
    40,350          Belo Corp.                                       902,226
    18,550    @     Entercom Communications Corp.                    909,135
    16,650    @     Hispanic Broadcasting Corp.                      423,742
    17,250          Lee Enterprises, Inc.                            647,393
     8,350          Media General, Inc.                              477,620
    34,100          Reader's Digest Association, Inc.                459,668
    14,700    @     Scholastic Corp.                                 437,766
     5,000          Washington Post                                3,664,500
    37,300    @     Westwood One, Inc.                             1,265,589
                                                                ------------
                                                                   9,187,639
                                                                ------------
                    METAL FABRICATE/HARDWARE: 0.3%
    32,850          Precision Castparts Corp.                      1,021,635
                                                                ------------
                                                                   1,021,635
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING: 1.9%
    20,650          Brink's Co.                                 $    300,870
    28,900          Carlisle Cos., Inc.                            1,218,424
    16,000          Donaldson Co., Inc.                              711,200
    15,850          Harsco Corp.                                     571,392
    21,650          Lancaster Colony Corp.                           836,989
    17,300          Pentair, Inc.                                    675,738
    29,000    @     SPX Corp.                                      1,277,740
     5,850          Teleflex, Inc.                                   248,918
    17,850          Trinity Industries, Inc.                         330,404
                                                                ------------
                                                                   6,171,675
                                                                ------------
                    OFFICE FURNISHINGS: 0.5%
    29,300          Herman Miller, Inc.                              592,153
    37,550          HON Industries, Inc.                           1,145,275
                                                                ------------
                                                                   1,737,428
                                                                ------------
                    OIL & GAS: 3.9%
    24,150    @     Forest Oil Corp.                                 606,648
    25,500          Helmerich & Payne, Inc.                          744,600
    46,300          Murphy Oil Corp.                               2,435,380
    27,550          Noble Energy, Inc.                             1,041,390
    38,900    @     Patterson-UTI Energy, Inc.                     1,260,360
    75,200          Pogo Producing Co.                             3,214,800
    26,750    @     Pride Intl., Inc.                                503,435
    56,450          Valero Energy Corp.                            2,050,829
    35,700          XTO Energy, Inc.                                 717,927
                                                                ------------
                                                                  12,575,369
                                                                ------------
                    OIL & GAS SERVICES: 2.0%
    27,400    @     Cooper Cameron Corp.                           1,380,412
    33,150    @     FMC Technologies, Inc.                           697,807
    58,700    @     Grant Prideco, Inc.                              689,725
    12,300    @     Hanover Compressor Co.                           138,990
    40,150    @     National-Oilwell, Inc.                           883,300
    50,600    @     Smith Intl., Inc.                              1,859,044
    11,500          Tidewater, Inc.                                  337,755
    17,950    @     Varco Intl., Inc.                                351,820
                                                                ------------
                                                                   6,338,853
                                                                ------------
                    PACKAGING & CONTAINERS: 0.5%
    39,850    @     Packaging Corp. of America                       734,436
    36,430          Sonoco Products Co.                              875,049
                                                                ------------
                                                                   1,609,485
                                                                ------------
                    PHARMACEUTICALS: 5.0%
    32,050    @     AdvancePCS                                     1,225,271
    29,250    @     Express Scripts, Inc.                          1,998,360
    73,700    @     Gilead Sciences, Inc.                          4,096,246
    29,750          ICN Pharmaceuticals, Inc.                        498,610
    72,500    @     IVAX Corp.                                     1,294,125
    68,975          Mylan Laboratories                             2,398,261
    38,350          Omnicare, Inc.                                 1,295,847
    70,600          Perrigo Co.                                    1,104,184
    11,750    @     Pharmaceutical Resources, Inc.                   571,755
    31,450    @     Sepracor, Inc.                                   567,044
    45,350    @     SICOR, Inc.                                      922,419
    12,250    @     Vertex Pharmaceuticals, Inc.                     178,850
                                                                ------------
                                                                  16,150,972
                                                                ------------
                    PIPELINES: 1.6%
    21,650          Equitable Resources, Inc.                        882,021
    73,850          National Fuel Gas Co.                          1,923,793
    47,550          Questar Corp.                                  1,591,499
    15,750          Western Gas Resources, Inc.                      623,700
                                                                ------------
                                                                   5,021,013
                                                                ------------
                    REITS: 1.4%
    32,150          AMB Property Corp.                               905,665
     9,250          Hospitality Properties Trust                     289,062
    27,600          Liberty Property Trust                           954,960
    21,050          Mack-Cali Realty Corp.                           765,799
    34,350          New Plan Excel Realty Trust                      733,373
    42,950          United Dominion Realty Trust, Inc.               739,599
                                                                ------------
                                                                   4,388,458
                                                                ------------
                    RETAIL: 6.1%
    25,250    @     99 Cents Only Stores                             866,580
    36,650    @     Abercrombie & Fitch Co.                        1,041,226

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
MIDCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    RETAIL (CONTINUED)
    27,500    @     American Eagle Outfitters                   $    504,350
    21,550          Applebees Intl., Inc.                            677,316
    23,850    @     Barnes & Noble, Inc.                             549,742
    11,800          BOB Evans Farms                                  326,034
    30,500    @     Borders Group, Inc.                              537,105
    36,900    @     Brinker Intl., Inc.                            1,329,138
    17,800          CBRL Group, Inc.                                 691,708
     7,600    @     Cheesecake Factory                               272,764
    33,300    @     Chico's FAS, Inc.                                700,965
    46,800          Claire's Stores, Inc.                          1,186,848
    13,500    @     Copart, Inc.                                     127,575
    44,650    @     Dollar Tree Stores, Inc.                       1,416,744
     8,850    @     Krispy Kreme Doughnuts, Inc.                     364,443
    23,600          Michaels Stores, Inc.                            898,216
    18,650    @     Neiman-Marcus Group, Inc.                        682,590
    28,500          Outback Steakhouse, Inc.                       1,111,500
    10,650    @     Payless Shoesource, Inc.                         133,125
    53,750          Petsmart, Inc.                                   896,013
    36,700          Pier 1 Imports, Inc.                             748,680
    29,100          Ross Stores, Inc.                              1,243,734
    24,350          Ruby Tuesday, Inc.                               602,176
    52,100    @     Saks, Inc.                                       505,370
    68,950    @     Williams-Sonoma, Inc.                          2,013,340
                                                                ------------
                                                                  19,427,282
                                                                ------------
                    SAVINGS & LOANS: 3.2%
    30,800          Astoria Financial Corp.                          860,244
    53,800          Greenpoint Financial Corp.                     2,740,572
    53,350          Independence Community Bank                    1,505,537
    83,800          New York Community Bancorp, Inc.               2,437,742
    27,850          Roslyn Bancorp, Inc.                             598,497
    98,050          Sovereign Bancorp, Inc.                        1,534,483
    17,300          Webster Financial Corp.                          653,940
                                                                ------------
                                                                  10,331,015
                                                                ------------
                    SEMICONDUCTORS: 2.1%
   172,450    @     Atmel Corp.                                      436,298
    26,150    @     Cree, Inc.                                       425,722
    17,400    @     Fairchild Semiconductor Intl., Inc.              222,546
    35,200    @     Integrated Device Technology, Inc.               388,960
    27,300    @     International Rectifier Corp.                    732,186
    20,500    @     Intersil Corp.                                   545,505
    69,650    @     Lattice Semiconductor Corp.                      573,220
    35,400    @     Micrel, Inc.                                     367,806
    76,500          Microchip Technology, Inc.                     1,884,195
    28,700    @     Semtech Corp.                                    408,688
    18,650    @     Silicon Laboratories, Inc.                       496,836
    49,150    @     Triquint Semiconductor, Inc.                     204,464
                                                                ------------
                                                                   6,686,426
                                                                ------------
                    SOFTWARE: 2.4%
    35,400    @     Activision, Inc.                                 457,368
    32,750    @     Acxiom Corp.                                     494,197
    12,350    @     Advent Software, Inc.                            208,838
    23,075    @     Ascential Software Corp.                         379,353
    25,400    @     Certegy, Inc.                                    704,850
    30,900    @     CSG Systems Intl                                 436,617
    26,450    @     D&B Corp.                                      1,087,095
    17,950          Fair Isaac Corp.                                 923,527
    21,500    @     Keane, Inc.                                      293,045
    19,450    @     National Instruments Corp.                       734,821
    37,400          SEI Investments Co.                            1,196,800
    37,450    @     Sybase, Inc.                                     520,930
    26,650    @     Transaction Systems Architects, Inc.             238,784
                                                                ------------
                                                                   7,676,225
                                                                ------------
                    TELECOMMUNICATIONS: 2.8%
   349,050    @     3Com Corp.                                     1,633,554
    36,150    @     Adtran, Inc.                                   1,854,133
    83,950    @     Advanced Fibre Communication                   1,365,866
   101,850    @     Cincinnati Bell, Inc.                            682,395
    21,500    @     CommScope, Inc.                                  204,250
    24,750          Harris Corp.                                     743,737
    14,800    @     Newport Corp.                                    219,040
    17,000    @     Plantronics, Inc.                                368,390
    38,350    @     Polycom, Inc.                                    531,531
    43,300    @     Powerwave Technologies, Inc.                     271,491
    43,150    @     Price Communications Corp.                       557,067
    10,850          Telephone & Data Systems, Inc.                   539,245
                                                                ------------
                                                                   8,970,699
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    TEXTILES: 0.4%
    25,100    @     Mohawk Industries, Inc.                     $  1,393,803
                                                                ------------
                                                                   1,393,803
                                                                ------------
                    TRANSPORTATION: 1.9%
    17,250          Airborne, Inc.                                   360,525
    40,900          Alexander & Baldwin, Inc.                      1,085,077
    29,900          CH Robinson Worldwide, Inc.                    1,063,244
     7,300          CNF, Inc.                                        185,274
    17,550    @     EGL, Inc.                                        266,760
    39,900          Expeditors Intl. Washington, Inc.              1,382,136
    14,400    @     JB Hunt Transport Services, Inc.                 543,600
    17,250          Overseas Shipholding Group                       379,673
    12,300    @     Swift Transportation Co., Inc.                   229,026
    24,300          Werner Enterprises, Inc.                         515,160
                                                                ------------
                                                                   6,010,475
                                                                ------------
                    TRUCKING & LEASING: 0.1%
    18,000          GATX Corp.                                       294,300
                                                                ------------
                                                                     294,300
                                                                ------------
                    WATER: 0.2%
    23,100          Philadelphia Suburban Corp.                      563,178
                                                                ------------
                                                                     563,178
                                                                ------------
                    Total Common Stock
                     (Cost $296,240,542)                         319,314,523
                                                                ------------
WARRANTS: 0.0%
                    SAVINGS & LOANS: 0.0%
    14,200    @     Washington Mutual, Inc.                            2,130
                                                                ------------
                    Total Warrants
                     (Cost $4,411)                                     2,130
                                                                ------------
                    Total Long-Term Investments
                     (Cost $296,244,953)                         319,316,653
                                                                ------------

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
MIDCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.1%
                    REPURCHASE AGREEMENT: 1.1%
$3,658,000          State Street Repurchase Agreement, 1.100%,
                     due 07/01/03, $3,658,112 to be received
                     upon repurchase (Collateralized by
                     $3,730,000 FHLB, 1.350%, Market Value
                     $3,734,774,
                     due 06/02/04)                              $  3,658,000
                                                                ------------
                    Total Short-Term Investments
                     (Cost $3,658,000)                             3,658,000
                                                                ------------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $299,902,953)*                    100.4%  $322,974,653
              OTHER ASSETS AND LIABILITIES-NET          (0.4)    (1,297,318)
                                                      -------  ------------
              NET ASSETS                               100.0%  $321,677,335
                                                      =======  ============

 @      Non-income producing security
 @@     Foreign Issuer
 REITs  Real Estate Investment Trusts
 *      Cost for federal income tax purposes is the same as for
        financial statement purposes. Net unrealized appreciation
        consists of:

        Gross Unrealized Appreciation                              $31,997,259
        Gross Unrealized Depreciation                               (8,925,559)
                                                                   -----------
        Net Unrealized Appreciation                                $23,071,700
                                                                   ===========

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
SMALLCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
COMMON STOCK: 99.2%
                    ADVERTISING: 0.3%
     9,050    @     Advo, Inc.                                  $    401,820
                                                                ------------
                                                                     401,820
                                                                ------------
                    AEROSPACE/DEFENSE: 1.6%
    11,700    @     Alliant Techsystems, Inc.                        607,347
     8,900    @     Armor Holdings, Inc.                             119,260
     3,100          Curtiss-Wright Corp.                             195,920
     6,850    @     DRS Technologies, Inc.                           191,252
     6,050          EDO Corp.                                        107,085
     6,750          Engineered Support Systems, Inc.                 282,487
     6,250    @     Esterline Technologies Corp.                     108,812
     2,850          Kaman Corp.                                       33,316
     9,800    @     Teledyne Technologies, Inc.                      128,380
     1,950    @     Triumph Group, Inc.                               54,932
                                                                ------------
                                                                   1,828,791
                                                                ------------
                    AGRICULTURE: 0.4%
    13,650          Delta & Pine Land Co.                            300,027
    15,700          DIMON, Inc.                                      112,412
                                                                ------------
                                                                     412,439
                                                                ------------
                    AIRLINES: 0.5%
    13,750    @     Atlantic Coast Airlines Holdings, Inc.           185,487
    17,750          Skywest, Inc.                                    338,315
                                                                ------------
                                                                     523,802
                                                                ------------
                    APPAREL: 2.2%
     5,000    @     Ashworth, Inc.                                    35,450
    13,150    @     Gymboree Corp.                                   220,657
     2,600          Haggar Corp.                                      32,500
    12,200          Kellwood Co.                                     385,886
     8,000          K-Swiss, Inc.                                    276,160
    11,150    @     Nautica Enterprises, Inc.                        143,055
     3,850          Oshkosh B'Gosh, Inc.                             103,950
     2,250          Oxford Industries, Inc.                           93,420
    10,550          Phillips-Van Heusen                              143,797
    18,500    @     Quiksilver, Inc.                                 305,065
    18,600          Russell Corp.                                    353,400
    17,500          Stride Rite Corp.                                172,550
    13,900          Wolverine World Wide, Inc.                       267,714
                                                                ------------
                                                                   2,533,604
                                                                ------------
                    AUTO MANUFACTURERS: 0.4%
     5,200          Oshkosh Truck Corp.                              308,464
     8,100    @     Wabash National Corp.                            113,643
                                                                ------------
                                                                     422,107
                                                                ------------
                    AUTO PARTS & EQUIPMENT: 0.1%
    11,200          Standard Motor Products, Inc.                    124,320
                                                                ------------
                                                                     124,320
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    BANKS: 5.4%
     4,700          Chittenden Corp.                            $    128,545
    12,000          Community First Bankshares, Inc.                 327,600
     6,600          Cullen/Frost Bankers, Inc.                       211,860
     7,400          East-West Bancorp, Inc.                          267,436
    12,350          First Bancorp Puerto Rico                        339,007
    14,562          First Midwest Bancorp, Inc.                      419,531
     4,450    @     First Republic Bank                              118,370
    40,600          Fremont General Corp.                            556,220
     1,550          GBC Bancorp                                       59,520
    14,250          Hudson United Bancorp                            486,637
     9,150          Irwin Financial Corp.                            236,985
     7,489          Provident Bankshares Corp.                       190,295
    24,700          Republic Bancorp, Inc.                           331,474
     8,750          Riggs National Corp.                             133,175
    14,800          South Financial Group, Inc.                      345,284
     4,050    @     Southwest Bancorp of Texas, Inc.                 131,666
    12,850          Susquehanna Bancshares, Inc.                     300,048
    23,448          Trustco Bank Corp. NY                            259,804
    13,700          UCBH Holdings, Inc.                              392,916
    13,300          United Bankshares, Inc.                          381,045
    13,225          Whitney Holding Corp.                            422,803
     5,250          Wintrust Financial Corp.                         155,400
                                                                ------------
                                                                   6,195,621
                                                                ------------
                    BEVERAGES: 0.2%
     4,100          Coca-Cola Bottling Co.                           223,860
                                                                ------------
                                                                     223,860
                                                                ------------
                    BIOTECHNOLOGY: 0.7%
     9,800    @     Arqule, Inc.                                      41,160
     3,700          Cambrex Corp.                                     85,174
     9,030    @     Enzo Biochem, Inc.                               194,326
     8,250    @     Integra LifeSciences Holdings Corp.              217,635
    14,150    @     Regeneron Pharmaceuticals, Inc.                  222,863
    18,750    @     Savient Pharmaceuticals, Inc.                     87,000
                                                                ------------
                                                                     848,158
                                                                ------------
                    BUILDING MATERIALS: 1.1%
     8,150          Apogee Enterprises, Inc.                          73,513
     2,450          Butler Manufacturing Co.                          40,498
     5,750          ElkCorp.                                         129,375
    10,200          Florida Rock Industries, Inc.                    421,056
    17,752          Lennox Intl., Inc.                               228,468
     7,850    @     Simpson Manufacturing Co., Inc.                  287,310
     5,200          Universal Forest Products, Inc.                  108,888
                                                                ------------
                                                                   1,289,108
                                                                ------------
                    CHEMICALS: 1.4%
    10,900          Arch Chemicals, Inc.                             208,190
    11,300          Georgia Gulf Corp.                               223,740
     4,000          HB Fuller Co.                                     88,080
    19,500          MacDermid, Inc.                                  512,850
     4,000          OM Group, Inc.                                    58,920
    12,550    @     Omnova Solutions, Inc.                            50,702
     6,050          Penford Corp.                                     67,579
    13,150          PolyOne Corp.                                     58,518
     3,450          Quaker Chemical Corp.                             86,423
    10,260          Schulman A, Inc.                                 164,776
    11,600          Wellman, Inc.                                    129,920
                                                                ------------
                                                                   1,649,698
                                                                ------------
                    COAL: 0.3%
    25,950          Massey Energy Co.                                341,242
                                                                ------------
                                                                     341,242
                                                                ------------
                    COMMERCIAL SERVICES: 4.3%
     7,050          Aaron Rents, Inc.                                182,172
    15,000          ABM Industries, Inc.                             231,000
     3,500    @     Administaff, Inc.                                 36,050
    15,600    @     Arbitron, Inc.                                   556,920
     9,800          Bowne & Co., Inc.                                127,694
    10,050    @     CDI Corp.                                        260,898
     6,600    @     Coinstar, Inc.                                   124,476
     6,750    @     Consolidated Graphics, Inc.                      154,440
     4,750          CPI Corp.                                         83,837
     5,700    @     Heidrick & Struggles Intl., Inc.                  71,934
    19,000          Hooper Holmes, Inc.                              122,360
     4,050    @     Insurance Auto Auctions, Inc.                     50,868
    13,800    @     ITT Educational Services, Inc.                   403,650
    12,250    @     Kroll, Inc.                                      331,485
    21,250    @     Labor Ready, Inc.                                152,362
     6,800    @     MAXIMUS, Inc.                                    187,884
     6,350    @     Memberworks, Inc.                                125,413
     8,200    @     NCO Group, Inc.                                  146,862
     2,950    @     On Assignment, Inc.                               11,800
     7,550    @     Parexel Intl. Corp.                              105,323
    17,000    @     Pharmaceutical Product Development, Inc.         488,410
     7,150    @     Pre-Paid Legal Services, Inc.                    175,390

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
SMALLCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    COMMERCIAL SERVICES (CONTINUED)
     7,800    @     PRG-Schultz Intl., Inc.                     $     46,020
     4,100          Roto-Rooter, Inc.                                156,579
     4,950    @     SourceCorp.                                      106,920
     6,200    @     Startek, Inc.                                    163,060
     4,450    @     Volt Information Sciences, Inc.                   60,743
    10,300    @     Watson Wyatt & Co. Holdings                      238,754
                                                                ------------
                                                                   4,903,304
                                                                ------------
                    COMPUTERS: 3.1%
     5,100    @     Brooktrout, Inc.                                  39,586
     9,350    @     CACI Intl., Inc.                                 320,705
     8,050    @     Carreker Corp.                                    36,869
     3,750    @     Catapult Communications Corp.                     39,825
    21,650    @     Ciber, Inc.                                      151,983
    14,900          Factset Research Systems, Inc.                   656,345
    11,400    @     Hutchinson Technology, Inc.                      374,946
    11,325    @     Kronos, Inc.                                     575,423
     9,550    @     Manhattan Associates, Inc.                       248,013
    11,450    @     Mercury Computer Systems, Inc.                   207,932
     9,850    @     Micros Systems, Inc.                             324,853
    10,450    @     NYFIX, Inc.                                       66,358
    18,750          Pioneer Standard Electronics                     159,000
     8,950    @     Radiant Systems, Inc.                             60,323
     5,000    @     Radisys Corp.                                     66,000
    11,500    @     Rainbow Technologies, Inc.                        96,715
     4,850    @     SCM Microsystems, Inc.                            26,481
     3,900    @     Systems & Computer Technology Corp.               35,100
     4,500          Talx Corp.                                       101,655
                                                                ------------
                                                                   3,588,112
                                                                ------------
                    DISTRIBUTION/WHOLESALE: 1.4%
     6,600          Advanced Marketing Services                       85,800
     6,800    @     Bell Microproducts, Inc.                          29,036
     3,650          Building Material Holding Corp.                   54,056
     3,250          Hughes Supply, Inc.                              112,775
     9,900          Owens & Minor, Inc.                              221,265
     7,950    @     SCP Pool Corp.                                   273,480
    17,350    @     United Stationers, Inc.                          627,550
    10,550          Watsco, Inc.                                     174,708
                                                                ------------
                                                                   1,578,670
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.4%
     8,800          Jefferies Group, Inc.                            438,152
    13,200          New Century Financial Corp.                      576,180
    15,450          Raymond James Financial, Inc.                    510,623
     5,150          SWS Group, Inc.                                  103,773
                                                                ------------
                                                                   1,628,728
                                                                ------------
                    ELECTRIC: 1.2%
    23,400          Avista Corp.                                     331,110
     3,700          Central Vermont Public Service Corp.              72,335
     4,650          CH Energy Group, Inc.                            209,250
    13,810          Cleco Corp.                                      239,189
     5,900    @     El Paso Electric Co.                              72,747
     2,250          Green Mountain Power Corp.                        45,000
     4,150          UIL Holdings Corp.                               168,283
     9,950          Unisource Energy Corp.                           187,060
                                                                ------------
                                                                   1,324,974
                                                                ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.5%
    16,600    @     Artesyn Technologies, Inc.                        93,126
     7,800          Belden, Inc.                                     123,942
     7,450          C&D Technologies, Inc.                           106,982
     5,450    @     Intermagnetics General Corp.                     108,128
    12,600    @     Vicor Corp.                                      120,960
                                                                ------------
                                                                     553,138
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    ELECTRONICS: 3.9%
     5,450          Analogic Corp.                              $    265,742
     3,850          Bel Fuse, Inc.                                    88,165
    13,750    @     Benchmark Electronics, Inc.                      422,950
     9,500          Brady Corp.                                      316,825
    14,200    @     Checkpoint Systems, Inc.                         200,930
     9,950    @     Coherent, Inc.                                   238,103
     4,200          CTS Corp.                                         43,890
        50    @     Cymer, Inc.                                        1,578
     8,850    @     Dionex Corp.                                     351,787
     9,350    @     Electro Scientific Industries, Inc.              141,746
     4,290    @     FEI Co.                                           80,480
    11,300    @     Flir Systems, Inc.                               340,695
     2,100    @     Invision Technologies, Inc.                       52,185
     6,150    @     Itron, Inc.                                      132,594
     4,100          Keithley Instruments, Inc.                        59,245
     7,350    @     Meade Instruments Corp.                           23,520
    10,800          Methode Electronics                              116,100
     6,200          Park Electrochemical Corp.                       123,690
    11,550    @     Paxar Corp.                                      127,050
     6,550    @     Planar Systems, Inc.                             128,118
     5,350    @     Rogers Corp.                                     178,155
     5,000    @     SBS Technologies, Inc.                            49,155
    13,100          Technitrol, Inc.                                 197,155
    10,400    @     Trimble Navigation Ltd.                          238,472
     8,500          Watts Industries, Inc.                           151,725
     5,650          Woodward Governor Co.                            242,950
    12,350          X-Rite, Inc.                                     122,389
                                                                ------------
                                                                   4,435,394
                                                                ------------
                    ENGINEERING & CONSTRUCTION: 0.5%
     4,650    @     EMCOR Group, Inc.                                229,524
     7,900    @     Insituform Technologies, Inc.                    139,672
    10,050    @     URS Corp.                                        195,573
                                                                ------------
                                                                     564,769
                                                                ------------
                    ENTERTAINMENT: 0.2%
     3,850    @     Argosy Gaming Co.                                 80,503
     8,600    @     Pinnacle Entertainment, Inc.                      58,480
     2,350    @     Shuffle Master, Inc.                              69,067
                                                                ------------
                                                                     208,050
                                                                ------------
                    ENVIRONMENTAL CONTROL: 0.6%
     9,350    @     Imco Recycling, Inc.                              62,084
     2,200    @     Ionics, Inc.                                      49,214
    17,031    @     Tetra Tech, Inc.                                 291,741
     8,850    @     Waste Connections, Inc.                          310,193
                                                                ------------
                                                                     713,232
                                                                ------------
                    FOOD: 2.0%
     2,400    @     American Italian Pasta Co.                        99,960
    12,500          Corn Products Intl., Inc.                        375,375
    15,675          Flowers Foods, Inc.                              309,738
    11,900    @     Hain Celestial Group, Inc.                       190,281
     7,000    @     International Multifoods Corp.                   160,370
     2,750    @     J&J Snack Foods Corp.                             86,982
     9,800          Lance, Inc.                                       89,474
     1,750          Nash Finch Co.                                    29,138
    15,500    @     Performance Food Group Co.                       573,500
    10,250    @     Ralcorp Holdings, Inc.                           255,840
     6,450    @     United Natural Foods, Inc.                       181,503
                                                                ------------
                                                                   2,352,161
                                                                ------------
                    FOREST PRODUCTS & PAPER: 0.5%
    12,750    @     Buckeye Technologies, Inc.                        86,700
     9,400    @     Caraustar Industries, Inc.                        75,294
     3,800          Deltic Timber Corp.                              108,110
     1,750          Pope & Talbot, Inc.                               19,338
    11,300          Rock-Tenn Co.                                    191,535
     5,000          Schweitzer-Mauduit Intl., Inc.                   120,700
                                                                ------------
                                                                     601,677
                                                                ------------

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
SMALLCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    GAS: 2.7%
    14,500          Atmos Energy Corp.                          $    359,600
     3,400          Cascade Natural Gas Corp.                         64,940
    17,250          Energen Corp.                                    574,425
     4,900          Laclede Group, Inc.                              131,320
     7,800          New Jersey Resources Corp.                       276,900
     7,450          Northwest Natural Gas Co.                        203,013
     4,850          NUI Corp.                                         75,272
     9,500          Piedmont Natural Gas Co.                         368,695
    20,295    @     Southern Union Co.                               340,347
     9,800          Southwest Gas Corp.                              207,564
    16,775          UGI Corp.                                        531,768
                                                                ------------
                                                                   3,133,844
                                                                ------------
                    HAND/MACHINE TOOLS: 0.4%
    10,350          Baldor Electric Co.                              213,210
    12,700          Milacron, Inc.                                    62,103
     7,750          Regal-Beloit Corp.                               148,025
                                                                ------------
                                                                     423,338
                                                                ------------
                    HEALTHCARE -- PRODUCTS: 5.3%
    15,450    @     Advanced Medical Optics, Inc.                    263,422
    10,550    @     American Medical Systems Holdings, Inc.          177,978
     6,500    @     Arthrocare Corp.                                 108,940
     4,300    @     Biosite, Inc.                                    206,830
     8,900    @     Conmed Corp.                                     162,514
     9,100          Cooper Cos., Inc.                                316,407
     7,600          Datascope Corp.                                  224,428
     8,500          Diagnostic Products Corp.                        348,925
     7,350    @     Haemonetics Corp.                                137,445
     5,900    @     Hologic, Inc.                                     77,762
     4,400    @     ICU Medical, Inc.                                137,060
    17,300    @     Idexx Laboratories, Inc.                         580,242
     6,450    @     Inamed Corp.                                     346,300
     9,050          Invacare Corp.                                   298,650
    24,250          Mentor Corp.                                     469,965
     5,100    @     Osteotech, Inc.                                   69,309
     4,850    @     Possis Medical, Inc.                              66,542
    10,300    @     Resmed, Inc.                                     403,760
    10,300    @     Respironics, Inc.                                386,456
    12,600    @     Sola Intl., Inc.                                 219,240
     2,100    @     SurModics, Inc.                                   64,050
    19,750    @     Sybron Dental Specialties, Inc.                  466,100
    12,750    @     Techne Corp.                                     386,835
     3,500    @     Viasys Healthcare, Inc.                           72,450
     4,050          Vital Signs, Inc.                                105,138
                                                                ------------
                                                                   6,096,748
                                                                ------------
                    HEALTHCARE -- SERVICES: 3.6%
     4,900    @     American Healthways, Inc.                        176,988
    10,800    @     AMERIGROUP Corp.                                 401,760
     6,050    @     Amsurg Corp.                                     184,525
     5,900    @     Centene Corp.                                    227,327
     3,700    @     Curative Health Services, Inc.                    62,900
    24,150    @     Mid Atlantic Medical Services                  1,263,045
     5,850    @     Orthodontic Centers of America                    46,859
     7,100    @     Pediatrix Medical Group, Inc.                    253,115
    14,700    @     Province Healthcare Co.                          162,729
     5,150    @     RehabCare Group, Inc.                             75,448
    14,850    @     Renal Care Group, Inc.                           522,869
    14,150    @     Sierra Health Services                           283,000
     6,650    @     Sunrise Senior Living, Inc.                      148,827
    47,300    @     US Oncology, Inc.                                349,547
                                                                ------------
                                                                   4,158,939
                                                                ------------
                    HOME BUILDERS: 1.9%
    19,550    @     Champion Enterprises, Inc.                       101,269
     2,450    @     NVR, Inc.                                      1,006,950
     8,300          Ryland Group, Inc.                               576,020
     3,900          Skyline Corp.                                    117,000
    11,050          Standard-Pacific Corp.                           366,418
                                                                ------------
                                                                   2,167,657
                                                                ------------
                    HOME FURNISHINGS: 1.7%
    10,150          Applica, Inc.                                     86,275
     4,050          Bassett Furniture Industries, Inc.                53,784
    12,750          Ethan Allen Interiors, Inc.                      448,290
    12,300          Fedders Corp.                                     37,761
    10,950          Harman Intl. Industries, Inc.                    866,583
    18,900          La-Z-Boy, Inc.                                   422,982
     4,950    @     Salton, Inc.                                      45,392
                                                                ------------
                                                                   1,961,067
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    HOUSEHOLD PRODUCTS/WARES: 1.7%
     4,150    @     AT Cross Co.                                $     24,651
    15,750    @     Fossil, Inc.                                     371,070
     8,550          Harland John H. Co.                              223,668
     5,600          New England Business Svc, Inc.                   168,000
     7,050          Russ Berrie & Co., Inc.                          257,396
    11,200    @     Scotts Co.                                       554,400
     8,550          Standard Register Co.                            140,904
     5,550          WD-40 Co.                                        158,453
                                                                ------------
                                                                   1,898,542
                                                                ------------
                    HOUSEWARES: 0.5%
     8,150    @     Enesco Group, Inc.                                60,310
     4,450          Libbey, Inc.                                     101,015
     3,800          National Presto Industries, Inc.                 120,080
     8,500          Toro Co.                                         337,875
                                                                ------------
                                                                     619,280
                                                                ------------
                    INSURANCE: 2.6%
    11,384          Delphi Financial Group                           532,771
    10,900          Hilb Rogal & Hamilton Co.                        371,036
    10,350          Landamerica Financial Group, Inc.                491,625
     7,150    @     Philadelphia Consolidated Holding Co.            288,860
    10,550          RLI Corp.                                        347,095
     2,750          SCPIE Holdings, Inc.                              21,120
     8,950          Selective Insurance Group                        224,198
     9,650    @     Stewart Information Services Corp.               268,753
    15,450    @     UICI                                             232,832
     5,700          Zenith National Insurance Corp.                  162,450
                                                                ------------
                                                                   2,940,740
                                                                ------------
                    INTERNET: 0.3%
    10,350    @     Netegrity, Inc.                                   60,444
     6,050    @     PC-Tel, Inc.                                      71,753
    12,400    @     Verity, Inc.                                     156,984
     2,750    @     Websense, Inc.                                    43,065
                                                                ------------
                                                                     332,246
                                                                ------------
                    IRON/STEEL: 0.4%
     3,800    @     Cleveland-Cliffs, Inc.                            67,830
     4,900          Material Sciences Corp.                           47,530
     9,650          Reliance Steel & Aluminum Co.                    199,755
     9,250          Ryerson Tull, Inc.                                81,215
     6,250    @     Steel Dynamics, Inc.                              85,625
                                                                ------------
                                                                     481,955
                                                                ------------
                    LEISURE TIME: 1.0%
    13,150          Arctic Cat, Inc.                                 251,954
     7,850    @     K2, Inc.                                          96,162
     3,700          Nautilus Group, Inc.                              45,880
     3,050          Polaris Industries, Inc.                         187,270
     9,750          Thor Industries, Inc.                            397,995
     9,500    @     WMS Industries, Inc.                             148,105
                                                                ------------
                                                                   1,127,366
                                                                ------------
                    LODGING: 0.4%
    11,350    @     Aztar Corp.                                      182,848

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
SMALLCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    LODGING (CONTINUED)
    13,350          Marcus Corp.                                $    199,582
     5,950    @     Prime Hospitality Corp.                           39,925
                                                                ------------
                                                                     422,355
                                                                ------------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
     6,300    @     Astec Industries, Inc.                            54,936
                                                                ------------
                                                                      54,936
                                                                ------------
                    MACHINERY -- DIVERSIFIED: 3.5%
     9,820          Albany Intl. Corp.                               269,068
     6,000          Applied Industrial Technologies, Inc.            126,600
    11,100          Briggs & Stratton                                560,550
    13,600    @     Cognex Corp.                                     303,960
     4,650    @     Gardner Denver, Inc.                              95,139
    12,650    @     Gerber Scientific, Inc.                           84,249
    23,850          Graco, Inc.                                      763,200
    10,250          IDEX Corp.                                       371,460
     3,750          Lindsay Manufacturing Co.                         87,075
     8,500          Manitowoc Co.                                    189,550
     4,600          Robbins & Myers, Inc.                             85,100
     9,250          Stewart & Stevenson Services                     145,688
     5,350          Thomas Industries, Inc.                          144,718
    10,550    @     Zebra Technologies Corp.                         793,255
                                                                ------------
                                                                   4,019,612
                                                                ------------
                    MEDIA: 0.3%
    12,650    @     Information Holdings, Inc.                       230,862
     7,950    @     Thomas Nelson, Inc.                               99,375
                                                                ------------
                                                                     330,237
                                                                ------------
                    METAL FABRICATE/HARDWARE: 1.5%
     9,750          Commercial Metals Co.                            173,452
     6,600          Intermet Corp.                                    22,242
    12,570          Kaydon Corp.                                     261,456
     3,050          Lawson Products                                   83,994
    10,500    @     Mueller Industries, Inc.                         284,655
     2,250          Quanex Corp.                                      66,870
    11,750    @     Shaw Group, Inc.                                 141,588
    26,950          Timken Co.                                       471,895
     9,700          Valmont Industries, Inc.                         190,217
     5,350    @     Wolverine Tube, Inc.                              30,602
                                                                ------------
                                                                   1,726,971
                                                                ------------
                    MINING: 0.2%
     2,400    @     Brush Engineered Materials, Inc.                  20,040
     7,050          Century Aluminum Co.                              49,561
     7,650          Commonwealth Industries, Inc.                     36,108
    12,200    @     RTI Intl. Metals, Inc.                           132,126
                                                                ------------
                                                                     237,835
                                                                ------------
                    MISCELLANEOUS MANUFACTURING: 2.5%
    17,550          Acuity Brands, Inc.                              318,883
     9,100          AO Smith Corp.                                   256,165
    16,700          Aptargroup, Inc.                                 601,200
     6,950          Barnes Group, Inc.                               151,232
     7,600          Clarcor, Inc.                                    292,980
     9,000    @     Concord Camera Corp.                              63,810
     4,950    @     Cuno, Inc.                                       178,794
    10,070    @     Griffon Corp.                                    161,120
     2,100    @     Lydall, Inc.                                      22,470
     2,000    X     MascoTech, Inc.                                        0
     9,816          Myers Industries, Inc.                            93,252
    11,050          Roper Industries, Inc.                           411,060
     6,450    @     SPS Technologies, Inc.                           174,408
     3,650          Standex Intl. Corp.                               76,650
     8,450          Sturm Ruger & Co., Inc.                           84,500
                                                                ------------
                                                                   2,886,524
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    OFFICE/BUSINESS EQUIPMENT: 0.4%
     9,350    @     Global Imaging Systems, Inc.                $    216,546
     7,300    @     Imagistics Intl., Inc.                           188,340
                                                                ------------
                                                                     404,886
                                                                ------------
                    OIL & GAS: 4.4%
    10,050          Cabot Oil & Gas Corp.                            277,480
    18,000    @     Cimarex Energy Co.                               427,500
     5,900    @     Evergreen Resources, Inc.                        320,429
     8,600          Frontier Oil Corp.                               130,720
    17,700    @     Newfield Exploration Co.                         664,635
    10,550    @     Nuevo Energy Co.                                 184,098
    10,943          Patina Oil & Gas Corp.                           351,817
     4,100    @     Prima Energy Corp.                                85,608
     8,550    @     Remington Oil & Gas Corp.                        157,149
    13,800    @     Southwestern Energy Co.                          207,138
    10,350    @     Spinnaker Exploration Co.                        271,170
    11,750          St. Mary Land & Exploration Co.                  320,775
    14,050    @     Stone Energy Corp.                               588,976
    11,650    @     Swift Energy Co.                                 128,150
    12,300    @     Tom Brown, Inc.                                  341,817
    13,800    @     Unit Corp.                                       288,558
    26,200          Vintage Petroleum, Inc.                          295,536
                                                                ------------
                                                                   5,041,556
                                                                ------------
                    OIL & GAS SERVICES: 1.5%
    12,050    @     Cal Dive Intl., Inc.                             262,690
     1,900          CARBO Ceramics, Inc.                              70,680
     5,100    @     Dril-Quip, Inc.                                   92,820
     7,250    @     Hydril Co.                                       197,562
     3,550    @     Lone Star Technologies                            75,189
    13,050    @     Maverick Tube Corp.                              249,907
    10,450    @     Oceaneering Intl., Inc.                          266,998
     6,450    @     Seacor Smit, Inc.                                235,361
     1,800    @     Tetra Technologies, Inc.                          53,370
    10,400    @     Veritas DGC, Inc.                                119,600
     3,000    @     W-H Energy Services, Inc.                         58,440
                                                                ------------
                                                                   1,682,617
                                                                ------------
                    PACKAGING & CONTAINERS: 0.1%
     4,950          Chesapeake Corp.                                 108,157
                                                                ------------
                                                                     108,157
                                                                ------------
                    PHARMACEUTICALS: 2.3%
    16,050          Alpharma, Inc.                                   346,680
    16,850    @     Cephalon, Inc.                                   693,546
     1,700    @     Cima Labs, Inc.                                   45,713
     8,150          Medicis Pharmaceutical                           462,105
     7,350    @     MGI Pharma, Inc.                                 188,380
     4,500          Natures Sunshine Prods, Inc.                      36,045
    23,050    @     NBTY, Inc.                                       485,433
     7,150    @     Noven Pharmaceuticals, Inc.                       73,216
    13,008    @     Priority Healthcare Corp.                        241,298
    16,400    @     Theragenics Corp.                                 70,520
                                                                ------------
                                                                   2,642,936
                                                                ------------
                    PIPELINES: 0.1%
     7,200    @     Plains Resources, Inc.                           101,880
                                                                ------------
                                                                     101,880
                                                                ------------
                    REITS: 1.3%
     9,700          Capital Automotive                               271,503
     3,250          Colonial Properties Trust                        114,367
     6,850          Essex Property Trust, Inc.                       392,162
     8,100          Gables Residential Trust                         244,863
     3,600          Glenborough Realty Trust, Inc.                    68,940
     8,500          Kilroy Realty Corp.                              233,750
     4,450          Shurgard Storage Centers, Inc.                   147,206
                                                                ------------
                                                                   1,472,791
                                                                ------------

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
SMALLCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    RETAIL: 10.3%
     9,150    @     AFC Enterprises                             $    148,596
    15,300    @     AnnTaylor Stores Corp.                           442,935
     5,750          Brown Shoe Co., Inc.                             171,350
    15,200          Burlington Coat Factory Warehouse Corp.          272,080
    17,350          Casey's General Stores, Inc.                     245,329
     7,750          Cash America Intl., Inc.                         102,455
     8,350          Cato Corp.                                       176,018
     8,800    @     CEC Entertainment, Inc.                          324,984
     8,450    @     Christopher & Banks Corp.                        312,565
     7,100    @     Cost Plus, Inc.                                  253,186
    10,200    @     Dress Barn, Inc.                                 129,234
     6,700    @     Footstar, Inc.                                    87,100
     8,650          Fred's, Inc.                                     321,607
     6,550    @     Genesco, Inc.                                    115,935
    17,750          Goody's Family Clothing, Inc.                    153,537
     7,450    @     Group 1 Automotive, Inc.                         241,454
     7,400          Haverty Furniture Cos., Inc.                     129,500
    10,650    @     HOT Topic, Inc.                                  286,591
     6,900          Ihop Corp.                                       217,833
    15,000    @     Insight Enterprises, Inc.                        150,900
     6,300    @     J Jill Group, Inc.                               106,092
    12,350    @     Jack in the Box, Inc.                            275,405
     9,200    @     Jo-Ann Stores, Inc.                              232,760
     3,650          Landry's Restaurants, Inc.                        86,140
     6,000    @     Linens 'N Things, Inc.                           141,660
     6,550          Lone Star Steakhouse & Saloon                    142,593
    13,550    @     Men's Wearhouse, Inc.                            296,068
    11,100    @     Movie Gallery, Inc.                              204,795
     7,150    @     O'Charleys, Inc.                                 153,940
    24,750    @     O'Reilly Automotive, Inc.                        826,403
    22,800    @     Pacific Sunwear of California                    549,252
    10,200    @     Panera Bread Co.                                 408,000
     8,520    @     Papa John's Intl., Inc.                          238,986
    17,000          PEP Boys-Manny Moe & Jack                        229,670
     8,650    @     PF Chang's China Bistro, Inc.                    425,667
     7,450    @     Rare Hospitality Intl., Inc.                     243,466
    20,100          Regis Corp.                                      583,905
    14,200    @     Ryan's Family Steak Houses, Inc.                 198,800
     6,350    @     School Specialty, Inc.                           180,721
     9,250    @     ShopKo Stores, Inc.                              120,250
    13,262    @     Sonic Corp.                                      337,253
     8,200    @     Steak N Shake Co.                                125,050
    13,800    @     Stein Mart, Inc.                                  82,662
     6,500    @     TBC Corp.                                        123,825
     5,950    @     Tractor Supply Co.                               284,113
     9,350    @     Triarc Cos                                       280,407
     6,600    @     Urban Outfitters, Inc.                           236,940
    10,900    @     Zale Corp.                                       436,000
                                                                ------------
                                                                  11,834,012
                                                                ------------
                    SAVINGS & LOANS: 3.4%
    10,900          Anchor Bancorp Wisconsin, Inc.                   260,401
     8,700    @     Bankunited Financial Corp.                       175,305
    14,450          Commercial Federal Corp.                         306,340
     7,900          Dime Community Bancshares                        201,055
     8,900          Downey Financial Corp.                           367,570
     7,250    @     FirstFed Financial Corp.                         255,852
    32,850          Flagstar Bancorp, Inc.                           803,182
     7,200          MAF Bancorp, Inc.                                266,904
     3,450          Seacoast Financial Services Corp.                 68,310
    19,500          Staten Island Bancorp, Inc.                      379,860
    22,333          Washington Federal, Inc.                         516,562
    14,400          Waypoint Financial Corp.                         259,776
                                                                ------------
                                                                   3,861,117
                                                                ------------
                    SEMICONDUCTORS: 2.1%
     3,100    @     Actel Corp.                                       63,550
     4,000    @     Alliance Semiconductor Corp.                      19,360
     4,050    @     ATMI, Inc.                                       101,128
    12,650    @     Axcelis Technologies, Inc.                        77,418
     6,550          Cohu, Inc.                                       102,180
    12,200    @     DSP Group, Inc.                                  262,666
     5,400    @     Dupont Photomasks, Inc.                          101,682
    12,350    @     ESS Technology                                   120,412
    12,750    @     Exar Corp.                                       201,832
     8,000          Helix Technology Corp.                           105,840
    22,100    @     Kopin Corp.                                      135,252
     8,600    @     Microsemi Corp.                                  137,600
    11,550    @     Pericom Semiconductor Corp.                      107,415
    10,650    @     Photronics, Inc.                                 185,843
     9,250    @     Power Integrations, Inc.                         224,960
     5,100    @     Standard Microsystems Corp.                       77,367
     5,500    @     Supertex, Inc.                                   101,035
     6,250    @     Three-Five Systems, Inc.                          43,125
     2,700    @     Ultratech, Inc.                                   49,923
     4,500    @     Varian Semiconductor Equipment Associates,
                     Inc.                                            133,920
     3,850    @     Veeco Instruments, Inc.                           65,566
                                                                ------------
                                                                   2,418,074
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    SOFTWARE: 4.2%
    13,100    @     American Management Systems                 $    187,068
     5,050    @     Ansys, Inc.                                      157,055
     9,300    @     Avid Technology, Inc.                            326,151
     5,950    @     Barra, Inc.                                      212,415
     9,550    @     Captaris, Inc.                                    32,852
     3,300    @     Concerto Software, Inc.                           30,327
     5,600    @     Concord Communications, Inc.                      76,888
    11,700    @     Dendrite Intl., Inc.                             150,696
    13,200    @     Digi Intl., Inc.                                  75,900
    25,550    @     eFunds Corp.                                     294,591
    11,800    @     Filenet Corp.                                    212,872
    12,260          Global Payments, Inc.                            435,230
    20,400    @     Hyperion Solutions Corp.                         688,704
     8,150          Inter-Tel, Inc.                                  172,943
     8,700    @     JDA Software Group, Inc.                          97,353
     5,200    @     Mapinfo Corp.                                     37,076
     6,350    @     Midway Games, Inc.                                23,051
     6,800    @     MRO Software, Inc.                                58,684
     4,200          NDCHealth Corp.                                   77,070
     3,350    @     Phoenix Technologies Ltd.                         18,928
    19,250    @     Pinnacle Systems, Inc.                           205,975
    19,100    @     Progress Software Corp.                          395,943
    18,400    @     Serena Software, Inc.                            384,192
     5,650    @     SPSS, Inc.                                        94,581
    13,500    @     Take-Two Interactive Software, Inc.              382,590
                                                                ------------
                                                                   4,829,135
                                                                ------------
                    STORAGE/WAREHOUSING: 0.1%
     4,050    @     Mobile Mini, Inc.                                 66,137
                                                                ------------
                                                                      66,137
                                                                ------------
                    TELECOMMUNICATIONS: 1.9%
    46,950    @     Adaptec, Inc.                                    365,271
    19,450    @     Aeroflex, Inc.                                   150,543
    16,350    @     Allen Telecom, Inc.                              270,102
    11,900    @     Anixter Intl., Inc.                              278,817
     7,350    @     Audiovox Corp.                                    82,246
     6,200          Black Box Corp.                                  224,440
     5,100    @     Boston Communications Group                       87,363
    15,225    @     Cable Design Technologies Corp.                  108,859
    12,450    @     C-COR.net Corp.                                   61,005
    15,150    @     General Communication                            131,199
    17,850    @     Harmonic, Inc.                                    72,649
     9,800    @     Metro One Telecommunications                      50,568
     6,650    @     Network Equipment Technologies, Inc.              55,993
    13,400    @     Symmetricom, Inc.                                 58,960

                 See Accompanying Notes to Financial Statements

ING
VP INDEX PLUS
SMALLCAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    TELECOMMUNICATIONS (CONTINUED)
     5,700    @     Tollgrade Communications, Inc.              $    106,305
     3,350    @     Viasat, Inc.                                      48,039
                                                                ------------
                                                                   2,152,359
                                                                ------------
                    TEXTILES: 0.2%
     2,600          Angelica Corp.                                    44,070
     6,350          G&K Services, Inc.                               187,960
                                                                ------------
                                                                     232,030
                                                                ------------
                    TOYS/GAMES/HOBBIES: 0.1%
     4,450    @     Department 56                                     68,218
     7,600    @     Jakks Pacific, Inc.                              101,004
                                                                ------------
                                                                     169,222
                                                                ------------
                    TRANSPORTATION: 2.1%
     7,550          Arkansas Best Corp.                              179,614
     6,450    @     Forward Air Corp.                                163,636
    15,850    @     Heartland Express, Inc.                          352,662
    18,450    @     Kansas City Southern                             221,954
     7,150    @     Kirby Corp.                                      201,630
    11,250    @     Knight Transportation, Inc.                      280,125
     8,500    @     Landstar System, Inc.                            534,225
     7,050    @     Offshore Logistics, Inc.                         153,338
     8,400          Roadway Corp.                                    239,652
     3,300          USF Corp.                                         89,001
                                                                ------------
                                                                   2,415,837
                                                                ------------
                    WATER: 0.0%
     1,800          American States Water Co.                         49,140
                                                                ------------
                                                                      49,140
                                                                ------------
                    Total Common Stock (Cost $103,889,378)       113,748,857
                                                                ------------
WARRANTS: 0.0%
                    DISTRIBUTION/WHOLESALE: 0.0%
       116    &     Timco Aviation Services                                0
                                                                ------------
                    Total Warrants (Cost $0)                               0
                                                                ------------
Principal
  Amount                                                           Value
----------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS: 0.0%
                    DISTRIBUTION/WHOLESALE: 0.0%
$      112    &     Timco Aviation Services, 8.000%,
                     due 01/02/07                               $          0
                                                                ------------
                    Total Convertible Corporate Bonds
                     (Cost $0)                                             0
                                                                ------------
                    Total Long-Term Investments
                     (Cost $103,889,378)                         113,748,857
                                                                ------------
SHORT-TERM INVESTMENTS: 1.8%
                    REPURCHASE AGREEMENT: 1.8%
 2,032,000          State Street Repurchase Agreement, 1.100%,
                     due 07/01/03, $2,032,062 to be received
                     upon repurchase (Collateralized by
                     $2,070,000 FHLB, 1.400%, Market Value
                     $2,076,036,
                     due 05/04/04)                                 2,032,000
                                                                ------------
                    Total Short-Term Investments
                     (Cost $2,032,000)                             2,032,000
                                                                ------------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $105,921,378)*                    101.0%  $115,780,857
              OTHER ASSETS AND LIABILITIES-NET          (1.0)    (1,167,073)
                                                      -------  ------------
              NET ASSETS                               100.0%  $114,613,784
                                                      =======  ============

 @      Non-income producing security
 &      Payment-in-kind
 REITs  Real Estate Investment Trusts
 X      Market Value determined by ING Valuation Committee appointed by the Fund's Board of Directors.
 *      Cost for federal income tax purposes is the same as for
        financial statement purposes. Net unrealized appreciation
        consists of:

        Gross Unrealized Appreciation                               $12,367,647
        Gross Unrealized Depreciation                                (2,508,168)
                                                                    -----------
        Net Unrealized Appreciation                                 $ 9,859,479
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
COMMON STOCK: 84.2%
                    AEROSPACE/DEFENSE: 1.2%
     9,350          Boeing Co.                                  $    320,892
    13,975          Goodrich Corp.                                   293,475
    18,000          Lockheed Martin Corp.                            856,260
    17,450          Rockwell Collins, Inc.                           429,794
     5,450          United Technologies Corp.                        386,024
                                                                ------------
                                                                   2,286,445
                                                                ------------
                    AGRICULTURE: 0.6%
    24,050          Altria Group, Inc.                             1,092,832
                                                                ------------
                                                                   1,092,832
                                                                ------------
                    APPAREL: 1.1%
    22,950          Liz Claiborne, Inc.                              808,988
    12,350          Nike, Inc.                                       660,602
     6,600    @     Quiksilver, Inc.                                 108,834
    13,250    @     Reebok Intl. Ltd.                                445,598
    13,675    @     Skechers U.S.A., Inc.                            101,195
                                                                ------------
                                                                   2,125,217
                                                                ------------
                    AUTO MANUFACTURERS: 0.9%
     2,200    @@    DaimlerChrysler AG                                76,788
    74,150          Ford Motor Co.                                   814,908
     1,500    @@    Honda Motor Co. Ltd.                              56,832
     7,100    @@    Nissan Motor Co. Ltd.                             67,872
     7,550          Paccar, Inc.                                     510,078
       700    @@    Peugeot SA                                        33,997
     5,300    @@    Toyota Motor Corp.                               137,255
     1,200    @@    Volkswagen AG                                     50,427
                                                                ------------
                                                                   1,748,157
                                                                ------------
                    AUTO PARTS & EQUIPMENT: 0.1%
    13,950    @     Dura Automotive Systems, Inc.                    136,849
                                                                ------------
                                                                     136,849
                                                                ------------
                    BANKS: 4.6%
     4,700    @@    Australia & New Zealand Banking Group Ltd.        58,677
     1,400    @@    Banco Popular Espanol                             70,726
    13,000    @@    Banco Santander Central Hispano SA               113,885
    30,300          Bank of America Corp.                          2,394,609
     3,700    @@    Bank of Ireland                                   44,818
    13,500          Bank One Corp.                                   501,930
     2,500    @@    BNP Paribas                                      127,014
     3,370    @@    Credit Suisse Group                               88,674
     5,000    @@    DBS Group Holdings Ltd.                           29,245
     1,300    @@    Deutsche Bank AG                                  84,302
     4,000    @@    Dexia                                             50,565
     6,000    @@    Fortis                                           104,160
     6,900    @@    HBOS PLC                                          89,332
    18,925          Hibernia Corp.                                   343,678
    11,600    @@    HSBC Holdings PLC                                137,067
    11,500    @@    Lloyds TSB Group PLC                              81,655
        21    @@    Mitsubishi Tokyo Financial Group, Inc.            94,954
     4,200    @@    National Australia Bank Ltd.                      94,389
    24,200          National City Corp.                              791,582
     6,325    @@    Royal Bank of Scotland Group PLC                 177,449
       700    @@    Societe Generale                                  44,365
     2,500    @@    St. George Bank Ltd.                              36,226
     2,090    @@    UBS AG                                           116,235
    15,000    @@    UniCredito Italiano S.p.A.                        71,472
    22,400          US Bancorp                                       548,800
    35,500          Wachovia Corp.                                 1,418,580
    19,550          Wells Fargo & Co.                                985,320
                                                                ------------
                                                                   8,699,709
                                                                ------------
                    BEVERAGES: 1.3%
    28,800          Coca-Cola Co.                                  1,336,608
     4,925    @     Constellation Brands, Inc.                       154,645
     7,500    @@    Diageo PLC                                        80,081
     1,300    @@    Interbrew                                         28,882
    19,950          PepsiCo, Inc.                                    887,775
                                                                ------------
                                                                   2,487,991
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    BIOTECHNOLOGY: 0.9%
    15,050    @     Amgen, Inc.                                 $    999,922
    11,450    @     Chiron Corp.                                     500,594
     6,050    @     Invitrogen Corp.                                 232,139
                                                                ------------
                                                                   1,732,655
                                                                ------------
                    BUILDING MATERIALS: 0.0%
       500    @@    Lafarge SA                                        29,278
                                                                ------------
                                                                      29,278
                                                                ------------
                    CHEMICALS: 0.7%
       300    @@    Air Liquide                                       44,468
     1,000    @@    BASF AG                                           42,539
     3,500    @@    Bayer AG                                          80,772
    12,200          Dow Chemical Co.                                 377,712
    13,450          Du Pont EI de Nemours & Co.                      560,058
     7,125          HB Fuller Co.                                    156,892
     1,000    @@    Nitto Denko Corp.                                 32,725
     1,900    @@    Shin-Etsu Chemical Co. Ltd.                       64,868
                                                                ------------
                                                                   1,360,034
                                                                ------------
                    COMMERCIAL SERVICES: 1.0%
       690    @@    Adecco SA                                         28,418
     8,550    @     Corporate Executive Board Co.                    346,531
     4,000    @@    Dai Nippon Printing Co. Ltd.                      42,302
     8,300          Equifax, Inc.                                    215,800
    11,950          H&R Block, Inc.                                  516,837
    21,800    @@    Macquarie Infrastructure Group                    52,502
    14,700    @@    Mayne Group Ltd.                                  27,021
    14,700    @     Quintiles Transnational Corp.                    208,593
     5,775    @     Rent-A-Center, Inc.                              437,803
                                                                ------------
                                                                   1,875,807
                                                                ------------
                    COMPUTERS: 3.2%
       900    @@    Cap Gemini SA                                     31,951
    58,800    @     Dell Computer Corp.                            1,879,248
    25,650    @     EMC Corp.                                        268,555
     7,950    @     Fidelity National Information Solutions,
                     Inc.                                            207,336
    35,500          Hewlett-Packard Co.                              756,150
    19,650          International Business Machines Corp.          1,621,125
     7,550    @     Lexmark Intl., Inc.                              534,314
       200    @@    Obic Co. Ltd.                                     35,740
    14,675    @     Perot Systems Corp.                              166,708
     1,950    @     Synopsys, Inc.                                   120,608
    30,225    @     Western Digital Corp.                            311,318
                                                                ------------
                                                                   5,933,053
                                                                ------------
                    COSMETICS/PERSONAL CARE: 2.4%
    17,500          Colgate-Palmolive Co.                          1,014,125
    32,800          Gillette Co.                                   1,045,008
     2,000    @@    Kao Corp.                                         37,222
    27,250          Procter & Gamble Co.                           2,430,155
                                                                ------------
                                                                   4,526,510
                                                                ------------
                    DISTRIBUTION/WHOLESALE: 0.2%
     3,000    @     Handleman Co.                                     48,000
    72,000    @@    Li & Fung Ltd.                                    92,791
    10,000    @@    Mitsui & Co. Ltd.                                 50,129
     4,125    @     Scansource, Inc.                                 110,344
     5,825    @     Tech Data Corp.                                  155,586
                                                                ------------
                                                                     456,850
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 7.1%
     8,050    @     Affiliated Managers Group                        490,647
    15,200          American Express Co.                             635,512

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
     6,600          Bear Stearns Cos., Inc.                     $    477,972
    11,700          Capital One Financial Corp.                      575,406
    59,600          Citigroup, Inc.                                2,550,880
     7,050          Countrywide Financial Corp.                      490,468
    23,800          Fannie Mae                                     1,605,072
    21,800          Freddie Mac                                    1,106,786
    48,600          JP Morgan Chase & Co.                          1,661,148
    10,250          Lehman Brothers Holdings, Inc.                   681,420
    44,950          MBNA Corp.                                       936,758
    27,050          Merrill Lynch & Co., Inc.                      1,262,694
    12,500          Morgan Stanley                                   534,375
     5,800          New Century Financial Corp.                      253,170
     7,000    @@    Nomura Holdings, Inc.                             88,833
                                                                ------------
                                                                  13,351,141
                                                                ------------
                    ELECTRIC: 2.2%
    55,400    @     AES Corp.                                        351,790
     3,700    @@    Chubu Electric Power Co., Inc.                    67,474
    12,000          Cinergy Corp.                                    441,480
    12,300          CMS Energy Corp.                                  99,630
     3,400          Dominion Resources, Inc.                         218,518
    10,500          Duke Energy Corp.                                209,475
     2,300    @@    E.ON AG                                          117,909
     4,400    @@    Endesa SA                                         73,656
    13,450          Exelon Corp.                                     804,444
     2,200          FPL Group, Inc.                                  147,070
     3,700    @@    Iberdrola SA                                      64,062
    12,800    @@    National Grid Transco PLC                         86,819
    25,400    @     PG&E Corp.                                       537,210
     4,850          PNM Resources, Inc.                              129,738
    11,800          PPL Corp.                                        507,400
     8,700          Southern Co.                                     271,092
                                                                ------------
                                                                   4,127,767
                                                                ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.4%
    22,150          American Power Conversion                        345,318
     4,900          Emerson Electric Co.                             250,390
       100    @@    Funai Electric Co. Ltd.                           11,158
    11,000    @@    Hitachi Ltd.                                      46,623
     3,000    @@    Sharp Corp.                                       38,496
                                                                ------------
                                                                     691,985
                                                                ------------
                    ELECTRONICS: 0.7%
     4,775    @     Benchmark Electronics, Inc.                      146,879
       700    @@    Fanuc Ltd.                                        34,682
    11,250    @     Itron, Inc.                                      242,550
       200    @@    Keyence Corp.                                     36,639
     2,600    @@    Koninklijke Philips Electronics NV                49,435
     8,325   @,@@   Mettler Toledo Intl., Inc.                       305,111
    13,450    @     Waters Corp.                                     391,799
                                                                ------------
                                                                   1,207,095
                                                                ------------
                    ENGINEERING & CONSTRUCTION: 0.0%
    13,000    @@    Kajima Corp.                                      30,852
                                                                ------------
                                                                      30,852
                                                                ------------
                    ENTERTAINMENT: 0.4%
    18,250    @     Alliance Gaming Corp.                            345,107
     8,225          GTECH Holdings Corp.                             309,671
     5,400    @@    TABcorp Holdings Ltd.                             39,015
                                                                ------------
                                                                     693,793
                                                                ------------
                    ENVIRONMENTAL CONTROL: 0.1%
    20,950    @     Allied Waste Industries, Inc.                    210,547
                                                                ------------
                                                                     210,547
                                                                ------------
                    FOOD: 0.7%
     1,800    @@    Carrefour SA                                      88,205
     2,600    @@    Foodland Associated Ltd.                          34,361
       500    @@    Groupe Danone                                     69,176
    18,200          HJ Heinz Co.                                     600,236
     6,000    @@    Kikkoman Corp.                                    39,620
     3,300    @@    Koninklijke Ahold NV                              27,394
       680    @@    Nestle SA                                        140,281
     3,900          Sensient Technologies Corp.                       88,959
    13,800    @@    Tesco PLC                                         49,932
     2,400    @@    Unilever NV ADR                                  128,740
                                                                ------------
                                                                   1,266,904
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    FOOD SERVICE: 0.0%
     8,200    @@    Compass Group PLC                           $     44,217
                                                                ------------
                                                                      44,217
                                                                ------------
                    FOREST PRODUCTS & PAPER: 0.2%
     6,650          International Paper Co.                          237,605
     5,300          Plum Creek Timber Co., Inc.                      137,535
     4,700    @@    Stora Enso OYJ                                    52,506
                                                                ------------
                                                                     427,646
                                                                ------------
                    GAS: 0.3%
    18,025          Oneok, Inc.                                      353,831
    18,000    @@    Osaka Gas Co. Ltd.                                44,517
     4,700          Peoples Energy Corp.                             201,583
                                                                ------------
                                                                     599,931
                                                                ------------
                    HAND/MACHINE TOOLS: 0.2%
       600    @@    Nidec Corp.                                       39,620
     1,000    @@    Schneider Electric SA                             47,005
       400    @@    SMC Corp.                                         33,675
     6,800          Snap-On, Inc.                                    197,404
                                                                ------------
                                                                     317,704
                                                                ------------
                    HEALTHCARE -- PRODUCTS: 2.4%
    10,800          CR Bard, Inc.                                    770,148
     9,250    @     Edwards Lifesciences Corp.                       297,295
    15,150          Guidant Corp.                                    672,508
     6,025          Invacare Corp.                                   198,825
    34,550          Johnson & Johnson                              1,786,235
    11,300    @     Respironics, Inc.                                423,976
     5,525    @     Varian Medical Systems, Inc.                     318,074
                                                                ------------
                                                                   4,467,061
                                                                ------------
                    HEALTHCARE -- SERVICES: 2.0%
     8,850    A     Aetna, Inc.                                      532,770
     7,750    @     Anthem, Inc.                                     597,912
    21,000    @     Humana, Inc.                                     317,100
     9,800    @     Pacificare Health Systems                        483,434
     9,750    @     Sierra Health Services                           195,000
    19,800          UnitedHealth Group, Inc.                         994,950
     7,350    @     WellPoint Health Networks                        619,605
                                                                ------------
                                                                   3,740,771
                                                                ------------
                    HOLDING COMPANIES -- DIVERSIFIED: 0.0%
    10,000    @@    Hutchison Whampoa Ltd.                            60,912
                                                                ------------
                                                                      60,912
                                                                ------------
                    HOME FURNISHINGS: 0.0%
     4,000    @@    Matsushita Electric Industrial Co. Ltd.           39,604
     1,100    @@    Sony Corp.                                        30,960
                                                                ------------
                                                                      70,564
                                                                ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.4%
    30,525    @     American Greetings                               599,511
     6,800          Tupperware Corp.                                  97,648
                                                                ------------
                                                                     697,159
                                                                ------------
                    INSURANCE: 4.0%
    15,650    @@    ACE Ltd.                                         536,638
     4,600    @@    Aegon NV                                          46,055
    22,950          Aflac, Inc.                                      705,712
    25,700          Allstate Corp.                                   916,205

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    INSURANCE (CONTINUED)
    30,250          American Intl. Group                        $  1,669,195
    10,900    @@    AMP Ltd.                                          36,342
     3,300    @@    Assicurazioni Generali S.p.A.                     76,460
     9,100    @@    Aviva PLC                                         63,187
     9,674          Fidelity National Financial, Inc.                297,572
    10,300          First American Corp.                             271,405
     4,450          Landamerica Financial Group, Inc.                211,375
         8    @@    Millea Holdings, Inc.                             61,154
       550    @@    Muenchener Rueckversicherungs AG                  56,063
    17,550          Principal Financial Group                        565,988
    10,000          Progressive Corp.                                731,000
    11,500          Safeco Corp.                                     405,720
     1,090    @@    Swiss Reinsurance                                 60,379
     7,150    @@    XL Capital Ltd.                                  593,450
       830    @@    Zurich Financial Services AG                      98,937
                                                                ------------
                                                                   7,402,837
                                                                ------------
                    INTERNET: 1.0%
    10,250    @     eBay, Inc.                                     1,067,845
     7,875    @     eSpeed, Inc.                                     155,610
    18,775    @     RSA Security, Inc.                               201,831
    10,100    @     Symantec Corp.                                   442,986
                                                                ------------
                                                                   1,868,272
                                                                ------------
                    IRON/STEEL: 0.1%
     4,500    @@    Arcelor                                           52,390
    32,000    @@    Nippon Steel Corp.                                43,967
                                                                ------------
                                                                      96,357
                                                                ------------
                    LODGING: 0.0%
     6,700    @     La Quinta Corp.                                   28,877
     1,400          Starwood Hotels & Resorts Worldwide, Inc.         40,026
                                                                ------------
                                                                      68,903
                                                                ------------
                    MACHINERY -- DIVERSIFIED: 0.6%
     2,875    @     AGCO Corp.                                        49,105
    13,100          Deere & Co.                                      598,670
     5,800    @     Flowserve Corp.                                  114,086
    16,300          Rockwell Automation, Inc.                        388,592
                                                                ------------
                                                                   1,150,453
                                                                ------------
                    MEDIA: 2.9%
    52,150    @     AOL Time Warner, Inc.                            839,093
     7,100    @     Clear Channel Communications, Inc.               300,969
    26,900    @     Comcast Corp.                                    811,842
     8,550    @     Entercom Communications Corp.                    419,035
     3,100          Gannett Co., Inc.                                238,111
     3,175          Media General, Inc.                              181,610
     4,800          Meredith Corp.                                   211,200
     6,900    @@    Pearson PLC                                       64,451
     8,400    @@    Reed Elsevier PLC                                 69,902
     3,900    @     Scholastic Corp.                                 116,142
    14,500          Tribune Co/                                      700,350
    20,400    @     Viacom, Inc.                                     890,664
     2,500    @@    Vivendi Universal SA                              45,495
    23,700          Walt Disney Co.                                  468,075
                                                                ------------
                                                                   5,356,939
                                                                ------------
                    METAL FABRICATE/HARDWARE: 0.2%
     9,450          Quanex Corp.                                     280,854
                                                                ------------
                                                                     280,854
                                                                ------------
                    MINING: 0.2%
     5,700    @@    Anglo American PLC                                87,012
    11,000    @@    BHP Billiton Ltd.                                 63,758
     5,750          Newmont Mining Corp.                             186,645
                                                                ------------
                                                                     337,415
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING: 3.5%
     4,550          3M Co.                                      $    586,859
    17,600          Eastman Kodak Co.                                481,360
     2,000    @@    Fuji Photo Film Co. Ltd.                          57,790
   162,350          General Electric Co.                           4,656,198
    10,100          Honeywell Intl., Inc.                            271,185
     2,000    @@    Siemens AG                                        98,098
    23,250    @@    Tyco Intl. Ltd.                                  441,285
                                                                ------------
                                                                   6,592,775
                                                                ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.2%
     2,000    @@    Canon, Inc.                                       91,765
    37,775          IKON Office Solutions, Inc.                      336,198
                                                                ------------
                                                                     427,963
                                                                ------------
                    OIL & GAS: 4.3%
    13,250          Anadarko Petroleum Corp.                         589,227
    39,907    @@    BP PLC                                           276,771
    12,350          ChevronTexaco Corp.                              891,670
     7,950          ConocoPhillips                                   435,660
     5,000    @@    ENI-Ente Nazionale Idrocarburi S.p.A.             75,606
    78,250          Exxon Mobil Corp.                              2,809,957
     9,975    @     Houston Exploration Co.                          346,132
    19,700          Marathon Oil Corp.                               519,095
    19,050          Occidental Petroleum Corp.                       639,128
     7,100    @@    Royal Dutch Petroleum Co.                        329,498
     8,550          Sunoco, Inc.                                     322,677
    20,300    @     Tesoro Petroleum Corp.                           139,664
     1,450    @@    Total SA                                         219,090
    16,050          Unocal Corp.                                     460,475
     8,725          Vintage Petroleum, Inc.                           98,418
                                                                ------------
                                                                   8,153,068
                                                                ------------
                    OIL & GAS SERVICES: 0.2%
    35,375    @     Veritas DGC, Inc.                                406,813
                                                                ------------
                                                                     406,813
                                                                ------------
                    PACKAGING & CONTAINERS: 0.4%
     7,800    @@    Amcor Ltd.                                        42,489
     7,950          Ball Corp.                                       361,804
     8,850    @     Sealed Air Corp.                                 421,791
                                                                ------------
                                                                     826,084
                                                                ------------
                    PHARMACEUTICALS: 4.9%
    18,200          Abbott Laboratories                              796,432
     2,800    @@    AstraZeneca PLC                                  112,286
     1,800    @@    Aventis SA                                        99,014
     2,900    @@    Eisai Co. Ltd.                                    59,647
    13,100          Eli Lilly & Co.                                  903,507
     6,300    @@    GlaxoSmithKline PLC ADR                          255,402
    18,750          ICN Pharmaceuticals, Inc.                        314,250
    25,250    @     King Pharmaceuticals, Inc.                       372,690
     2,850          Medicis Pharmaceutical                           161,595
    43,550          Merck & Co., Inc.                              2,636,953
     5,060    @@    Novartis AG                                      200,182
    91,400          Pfizer, Inc.                                   3,121,310
     1,640    @@    Roche Holding AG                                 128,612
     2,500    @@    Yamanouchi Pharmaceutical Co. Ltd.                65,159
                                                                ------------
                                                                   9,227,039
                                                                ------------
                    PIPELINES: 0.1%
     2,550          Williams Energy Partners LP                      120,768
                                                                ------------
                                                                     120,768
                                                                ------------
                    REAL ESTATE: 0.2%
    10,000    @@    Cheung Kong Holdings Ltd.                         60,142
    10,250          LNR Property Corp.                               383,350
                                                                ------------
                                                                     443,492
                                                                ------------

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    REITS: 4.9%
    10,700          Acadia Realty Trust                         $     97,798
     2,800          Alexandria Real Estate Equities, Inc.            126,000
     4,100          AMB Property Corp.                               115,497
    13,700          American Financial Realty Trust                  204,267
     2,300          American Land Lease, Inc.                         38,640
     6,500          Apartment Investment & Management Co.            224,900
     8,832          Archstone-Smith Trust                            211,968
     4,400          Arden Realty, Inc.                               114,180
     3,500          Bedford Property Investors                        99,400
     6,300          Boston Properties, Inc.                          275,940
     2,200          BRE Properties                                    73,040
     2,700          Capital Automotive REIT                           75,573
     5,300          CarrAmerica Realty Corp.                         147,393
     4,300          CBL & Associates Properties, Inc.                184,900
     2,600          Centerpoint Properties Trust                     159,250
    10,825          Chelsea Property Group, Inc.                     436,356
     3,300          Colonial Properties Trust                        116,127
     4,300          Commercial Net Lease Realty                       74,132
     8,800          Corporate Office Properties Trust SBI MD         148,984
     3,000          Developers Diversified Realty Corp.               85,320
    19,869          Equity Office Properties Trust                   536,662
     1,600          Equity One, Inc.                                  26,240
    16,704          Equity Residential                               433,469
       900          Essex Property Trust, Inc.                        51,525
     2,500          FelCor Lodging Trust, Inc.                        19,625
     5,100          General Growth Properties, Inc.                  318,444
     5,900          Glenborough Realty Trust, Inc.                   112,985
     2,800          Health Care Property Investors, Inc.             118,580
     4,900          Hospitality Properties Trust                     153,125
    12,600    @     Host Marriott Corp.                              115,290
    19,300          HRPT Properties Trust                            177,560
     5,800          iStar Financial, Inc.                            211,700
     4,500          Kilroy Realty Corp.                              123,750
     8,300          Kimco Realty Corp.                               314,570
     5,300          Mack-Cali Realty Corp.                           192,814
     4,500          Meristar Hospitality Corp.                        23,130
     6,500          MFA Mortgage Investments, Inc.                    65,260
     6,100          National Health Investors, Inc.                  112,484
     8,100          New Plan Excel Realty Trust                      172,935
     4,300          Newcastle Investment Corp.                        84,194
     2,500          Pan Pacific Retail Properties, Inc.               98,375
     3,700          Pennsylvania Real Estate Investment Trust        110,815
     8,300          Prologis                                         226,590
     3,300          PS Business Parks, Inc.                          116,490
     2,250          Public Storage, Inc.                              76,478
     2,300          Ramco-Gershenson Properties                       53,590
     9,400          Reckson Associates Realty Corp.                  196,084
    10,400          Regency Centers Corp.                            363,792
     4,100          Rouse Co.                                        156,210
    10,600          Simon Property Group, Inc.                       413,718
     2,600          SL Green Realty Corp.                             90,714
     3,300          Sovran Self Storage, Inc.                        103,950
     2,175          Sun Communities, Inc.                             85,478
     4,800          Taubman Centers, Inc.                             91,968
     7,700          United Dominion Realty Trust, Inc.               132,594
     9,100          Ventas, Inc.                                     137,865
     7,500          Vornado Realty Trust                             327,000
                                                                ------------
                                                                   9,155,718
                                                                ------------
                    RETAIL: 4.1%
    10,425          Claire's Stores, Inc.                            264,378
    13,700          Federated Department Stores                      504,845
    27,000          Home Depot, Inc.                                 894,240
     1,500    @@    Inditex SA                                        37,717
     3,000    @@    Ito-Yokado Co. Ltd.                               71,821
     5,600    @     Jack in the Box, Inc.                            124,880
     9,050          Lowe's Cos., Inc.                                388,698
     6,100    @@    Marks & Spencer Group PLC                         31,786
    13,850          McDonald's Corp.                                 305,531
    18,275    @     Movie Gallery, Inc.                              337,174
       400    @@    Pinault-Printemps-Redoute                         30,127
    12,925    @     ShopKo Stores, Inc.                              168,025
    15,500    @     Sports Authority, Inc.                           165,850
    27,750    @     Staples, Inc.                                    509,213
     6,875    @     United Auto Group, Inc.                          149,738
    32,850          Walgreen Co.                                     988,785
    51,200          Wal-Mart Stores, Inc.                          2,747,904
                                                                ------------
                                                                   7,720,712
                                                                ------------
                    SAVINGS & LOANS: 1.7%
    17,500          BankAtlantic Bancorp, Inc.                       208,075
     3,675          Downey Financial Corp.                           151,777
    11,150    @     FirstFed Financial Corp.                         393,483
    29,175          Flagstar Bancorp, Inc.                           713,329
    14,498          New York Community Bancorp, Inc.                 421,747
    28,100          Washington Mutual, Inc.                        1,160,530
     4,325          Webster Financial Corp.                          163,485
                                                                ------------
                                                                   3,212,426
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    SEMICONDUCTORS: 1.4%
    28,100    @     Altera Corp.                                $    460,840
    36,900    @     Applied Micro Circuits Corp.                     223,245
     3,400   @,@@   ASML Holding NV                                   32,284
    13,675    @     Cirrus Logic, Inc.                                54,973
     3,700    @@    Infineon Technologies AG                          35,769
    76,750          Intel Corp.                                    1,595,172
       400    @@    Rohm Co. Ltd.                                     43,601
    32,100    @     Silicon Image, Inc.                              179,118
                                                                ------------
                                                                   2,625,002
                                                                ------------
                    SOFTWARE: 6.0%
    14,600          Adobe Systems, Inc.                              468,222
    16,500    @     Citrix Systems, Inc.                             335,940
    28,550          Computer Associates Intl., Inc.                  636,094
    35,650    @     Compuware Corp.                                  205,700
     8,750          First Data Corp.                                 362,600
     9,925          Inter-Tel, Inc.                                  210,609
    12,250    @     Intuit, Inc.                                     545,493
     8,950    @     Mercury Interactive Corp.                        345,560
   180,250          Microsoft Corp.                                4,616,203
    20,300    @     NETIQ Corp.                                      313,838
    78,725    @     Novell, Inc.                                     242,473
   127,650    @     Oracle Corp.                                   1,534,353
    14,525    @     Pinnacle Systems, Inc.                           155,418
       600    @@    SAP AG                                            70,749
    39,325    @     ScanSoft, Inc.                                   213,535
    40,550    @     Siebel Systems, Inc.                             386,847
    22,200    @     Veritas Software Corp.                           636,474
                                                                ------------
                                                                  11,280,108
                                                                ------------
                    TELECOMMUNICATIONS: 6.0%
     3,700    @@    Alcatel SA                                        33,348
    31,200    @     Arris Group, Inc.                                154,752
    43,950    @     Avaya, Inc.                                      283,917
     7,300          Black Box Corp.                                  264,260
   143,200    @     Cisco Systems, Inc.                            2,390,008
     8,700    @     Commonwealth Telephone Enterprises, Inc.         382,539
    22,250    @     Comverse Technology, Inc.                        334,417
     4,800    @@    Deutsche Telekom AG                               73,243
     2,300    @@    France Telecom                                    56,406
     5,450          Harris Corp.                                     163,772
    42,650    @     Nextel Communications, Inc.                      771,112
     9,200    @@    Nokia OYJ ADR                                    151,156
        45    @@    NTT DoCoMo, Inc.                                  97,427
     9,100          Qualcomm, Inc.                                   325,325
     4,875    @     SafeNet, Inc.                                    136,403
    71,800          SBC Communications, Inc.                       1,834,490
    17,300          Scientific-Atlanta, Inc.                         412,432

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    TELECOMMUNICATIONS (CONTINUED)
    43,500          Sprint Corp.-FON Group                      $    626,400
    14,300    @@    Telecom Italia S.p.A.                            129,378
    43,800    @@    Telefonaktiebolaget LM Ericsson                   47,061
     7,701    @@    Telefonica SA                                     89,391
    55,250          Verizon Communications, Inc.                   2,179,613
   148,389    @@    Vodafone Group PLC                               290,191
                                                                ------------
                                                                  11,227,041
                                                                ------------
                    TOYS/GAMES/HOBBIES: 0.5%
       600    @@    Bandai Co. Ltd.                                   22,883
    19,200          Hasbro, Inc.                                     335,808
    26,650          Mattel, Inc.                                     504,218
                                                                ------------
                                                                     862,909
                                                                ------------
                    TRANSPORTATION: 1.4%
        12    @@    East Japan Railway Co.                            53,360
    12,400          FedEx Corp.                                      769,172
     9,000    @@    Nippon Yusen Kabushiki Kaisha                     35,074
    26,850          United Parcel Service, Inc.                    1,710,345
                                                                ------------
                                                                   2,567,951
                                                                ------------
                    WATER: 0.1%
     3,500    @@    Suez SA                                           55,697
     1,600    @@    Veolia Environnement                              32,883
                                                                ------------
                                                                      88,580
                                                                ------------
                    Total Common Stock (Cost $143,635,075)       157,997,915
                                                                ------------
RIGHTS: 0.0%
                    BUILDING MATERIALS: 0.0%
       500   @,@@   Lafarge SA                                         1,349
                                                                ------------
                    Total Rights (Cost $0)                             1,349
                                                                ------------
Principal
  Amount                                                           Value
----------------------------------------------------------------------------
CORPORATE BONDS: 1.2%
                    AEROSPACE/DEFENSE: 0.0%
$   40,000          Raytheon Co.,
                     6.150%, due 11/01/08                       $     45,281
                                                                ------------
                                                                      45,281
                                                                ------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    AUTO MANUFACTURERS: 0.0%
$   33,000          DaimlerChrysler NA Holding Corp.,
                     7.200%, due 09/01/09                       $     37,558
                                                                ------------
                                                                      37,558
                                                                ------------
                    BANKS: 0.1%
    35,000          Bank of America Corp.,
                     4.875%, due 09/15/12                             37,006
    20,000          Bank One Corp.,
                     6.500%, due 02/01/06                             22,215
    10,000          M&T Bank Corp.,
                     3.850%, due 04/01/13                             10,215
    60,000          Mellon Bank NA,
                     7.625%, due 09/15/07                             71,927
    10,000          Mellon Capital I,
                     7.720%, due 12/01/26                             11,812
    50,000          Suntrust Bank,
                     6.375%, due 04/01/11                             58,386
    35,000          Wachovia Bank,
                     7.875%, due 02/15/10                             42,933
                                                                ------------
                                                                     254,494
                                                                ------------
                    BEVERAGES: 0.1%
    11,000          Anheuser-Busch Cos., Inc.,
                     6.500%, due 02/01/43                             12,958
    27,000          Coors Brewing Co.,
                     6.375%, due 05/15/12                             31,039
    85,000    #     Pepsi Bottling Holdings, Inc.,
                     5.375%, due 02/17/04                             87,175
                                                                ------------
                                                                     131,172
                                                                ------------
                    COSMETICS/PERSONAL CARE: 0.0%
    22,000          Colgate-Palmolive Co.,
                     5.980%, due 04/25/12                             25,410
    12,000          Procter & Gamble Co.,
                     6.875%, due 09/15/09                             14,571
                                                                ------------
                                                                      39,981
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 0.4%
    75,000          American Express Credit Corp.,
                     4.250%, due 02/07/05                             78,144
    32,000          Associates Corp. of N. America,
                     6.950%, due 11/01/18                             39,364
    35,000          Boeing Capital Corp.,
                     7.100%, due 09/27/05                             38,626
    50,000          Citigroup, Inc.,
                     7.250%, due 10/01/10                             60,669
   130,000          Countrywide Home Loans, Inc.,
                     4.250%, due 12/19/07                            136,695
    34,000          Ford Motor Credit Co.,
                     7.500%, due 03/15/05                             36,145
    32,000          Ford Motor Credit Co.,
                     7.875%, due 06/15/10                             34,337
    60,000          General Electric Capital Corp.,
                     5.000%, due 06/15/07                             65,389
    45,000          General Electric Capital Corp.,
                     5.450%, due 01/15/13                             48,833
    23,000          General Motors Acceptance Corp.,
                     7.625%, due 06/15/04                             24,131
    36,000          General Motors Acceptance Corp.,
                     7.750%, due 01/19/10                             38,794
     8,000          General Motors Acceptance Corp.,
                     8.000%, due 11/01/31                              7,871
    29,000          Goldman Sachs Group, Inc.,
                     6.600%, due 01/15/12                             33,754
    65,000          Morgan Stanley,
                     5.300%, due 03/01/13                             69,216
    60,000   @@,#   PF Export Receivables Master Trust,
                     3.748%, due 06/01/13                             60,551
    15,000          Textron Financial Corp.,
                     7.125%, due 12/09/04                             16,024
                                                                ------------
                                                                     788,543
                                                                ------------
                    ELECTRIC: 0.1%
    15,000          Boston Edison Co.,
                     4.875%, due 10/15/12                             15,825
     9,000          Dominion Resources, Inc.,
                     6.250%, due 06/30/12                             10,211
    20,000          Duke Energy Corp.,
                     7.375%, due 03/01/10                             23,528
    36,000          Georgia Power Co.,
                     4.875%, due 07/15/07                             38,848
                                                                ------------
                                                                      88,412
                                                                ------------

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    FOOD: 0.1%
$   55,000          Archer-Daniels-Midland Co.,
                     5.935%, due 10/01/32                       $     58,915
    24,000          ConAgra Foods, Inc.,
                     7.500%, due 09/15/05                             26,777
    28,000          General Mills, Inc.,
                     5.125%, due 02/15/07                             30,526
    32,000          Kellogg Co.,
                     7.450%, due 04/01/31                             40,742
    10,000          Safeway, Inc.,
                     5.800%, due 08/15/12                             10,742
    27,000          Unilever Capital Corp.,
                     6.875%, due 11/01/05                             30,158
                                                                ------------
                                                                     197,860
                                                                ------------
                    INSURANCE: 0.0%
    55,000          Allstate Corp.,
                     7.875%, due 05/01/05                             61,128
                                                                ------------
                                                                      61,128
                                                                ------------
                    MACHINERY -- DIVERSIFIED: 0.0%
    12,000          Dover Corp.,
                     6.450%, due 11/15/05                             13,287
                                                                ------------
                                                                      13,287
                                                                ------------
                    MEDIA: 0.1%
    50,000          Comcast Corp.,
                     5.300%, due 01/15/14                             51,546
    70,000          Time Warner, Inc.,
                     6.950%, due 01/15/28                             75,212
                                                                ------------
                                                                     126,758
                                                                ------------
                    OIL & GAS: 0.1%
     7,000    @@    Canadian Natural Resources Ltd.,
                     5.450%, due 10/01/12                              7,608
    40,000    @@    Conoco Funding Co.,
                     5.450%, due 10/15/06                             44,188
    37,000          Conoco, Inc.,
                     5.900%, due 04/15/04                             38,280
                                                                ------------
                                                                      90,076
                                                                ------------
                    PACKAGING & CONTAINERS: 0.0%
    20,000    #     Sealed Air Corp.,
                     5.625%, due 07/15/13                             20,213
                                                                ------------
                                                                      20,213
                                                                ------------
                    PHARMACEUTICALS: 0.0%
    29,000          Abbott Laboratories,
                     5.625%, due 07/01/06                             32,132
                                                                ------------
                                                                      32,132
                                                                ------------
                    PIPELINES: 0.0%
    18,000          Duke Energy Field Services LLC,
                     7.500%, due 08/16/05                             19,695
    20,000    #     Equitable Resources, Inc.,
                     5.150%, due 03/01/18                             21,313
                                                                ------------
                                                                      41,008
                                                                ------------
                    REGIONAL (STATE/PROVINCE): 0.1%
    37,000    @@    Province of Ontario,
                     6.000%, due 02/21/06                             41,009
    20,000    @@    Province of Ontario,
                     3.282%, due 03/28/08                             20,518
    40,000    @@    Province of Quebec,
                     7.500%, due 09/15/29                             53,524
                                                                ------------
                                                                     115,051
                                                                ------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    REITS: 0.0%
$   10,000          Prologis,
                     5.500%, due 03/01/13                       $     10,693
                                                                ------------
                                                                      10,693
                                                                ------------
                    RETAIL: 0.0%
    15,000          May Department Stores Co.,
                     6.900%, due 01/15/32                             16,743
    15,000          Target Corp.,
                     7.000%, due 07/15/31                             18,013
    29,000          Wal-Mart Stores, Inc.,
                     6.875%, due 08/10/09                             34,948
                                                                ------------
                                                                      69,704
                                                                ------------
                    SOVEREIGN: 0.0%
    12,000    @@    Mexico Government Intl. Bond,
                     8.000%, due 09/24/22                             13,470
                                                                ------------
                                                                      13,470
                                                                ------------
                    TELECOMMUNICATIONS: 0.1%
    60,000          Sprint Capital Corp.,
                     6.000%, due 01/15/07                             64,541
    60,000          Verizon Global Funding Corp.,
                     7.250%, due 12/01/10                             72,184
                                                                ------------
                                                                     136,725
                                                                ------------
                    Total Corporate Bonds
                     (Cost $2,127,066)                             2,313,546
                                                                ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.2%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.1%
    94,387          6.000%, due 06/01/28                              98,025
    88,915          7.500%, due 12/01/11                              94,907
                                                                ------------
                                                                     192,932
                                                                ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 3.5%
   200,000          2.375%, due 04/13/06                             201,999
 2,350,000          3.500%, due 01/28/08                           2,419,546
   900,000          5.500%, due 10/15/33 TBA                         924,750
 1,000,000          6.000%, due 10/15/32 TBA                       1,038,125
   219,502          6.500%, due 11/01/13                             231,815
   175,070          6.500%, due 11/01/27                             182,984
   150,000          6.500%, due 07/15/33 TBA                         156,469
   810,000          7.000%, due 07/15/33 TBA                         853,285
    55,724          7.500%, due 07/01/11                              59,678
   346,524          8.500%, due 09/01/26                             377,317
                                                                ------------
                                                                   6,445,968
                                                                ------------
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.6%
   230,000          6.000%, due 10/15/31 TBA                         240,278
   206,064          6.500%, due 01/15/29                             216,706
   150,855          6.500%, due 01/15/32                             158,445
   138,991          7.000%, due 01/15/28                             147,064
    31,710          7.000%, due 04/15/26                              33,605
    31,151          7.000%, due 04/15/26                              33,012
     4,472          7.000%, due 01/15/28                               4,732
     4,978          7.000%, due 02/15/28                               5,267
   184,898          7.000%, due 02/15/28                             195,637
   107,171          8.000%, due 07/15/24                             116,423
                                                                ------------
                                                                   1,151,169
                                                                ------------
                    Total U.S. Government Agency Obligations
                     (Cost $7,619,441)                             7,790,069
                                                                ------------
U.S. TREASURY OBLIGATIONS: 5.7%
                    U.S. TREASURY BONDS: 1.2%
   398,000          5.250%, due 02/15/29                             433,494
   170,000          5.375%, due 02/15/31                             191,483
   258,000          6.125%, due 08/15/29                             315,335

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    U.S. TREASURY BONDS (CONTINUED)
$  625,000          8.125%, due 05/15/21                        $    912,916
   266,000          8.125%, due 08/15/21                             389,046
                                                                ------------
                                                                   2,242,274
                                                                ------------
                    U.S. TREASURY NOTES: 4.5%
 3,422,000          1.250%, due 05/31/05                           3,421,066
 1,255,000          2.625%, due 05/15/08                           1,266,865
   425,000          3.000%, due 11/30/03                             428,719
    35,000          3.000%, due 02/29/04                              35,476
    48,000          3.375%, due 04/30/04                              48,958
 1,380,000          3.625%, due 05/15/13                           1,391,214
   203,000          4.625%, due 05/15/06                             220,120
    46,000          4.750%, due 02/15/04                              47,087
   194,000          5.000%, due 02/15/11                             217,818
   224,000          5.000%, due 08/15/11                             251,335
   252,000          5.750%, due 11/15/05                             277,427
   351,000          5.875%, due 11/15/04                             373,664
   149,000          6.000%, due 08/15/09                             175,803
   251,000          6.500%, due 08/15/05                             278,198
                                                                ------------
                                                                   8,433,750
                                                                ------------
                    Total U.S. Treasury Obligations
                     (Cost $10,246,701)                           10,676,024
                                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND OTHER ASSET BACKED SECURITIES: 1.2%
                    COMMERCIAL MBS: 0.1%
   140,000          Wachovia Bank Commercial Mortgage Trust,
                     3.989%, due 06/15/35                            140,690
                                                                ------------
                                                                     140,690
                                                                ------------
                    CREDIT CARD ABS: 0.1%
   130,000          Chemical Master Credit Card Trust 1,
                     7.090%, due 02/15/09                            142,302
                                                                ------------
                                                                     142,302
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 0.6%
 1,100,000          Core Investment Grade Bond Trust I,
                     4.727%, due 11/30/07                          1,168,998
                                                                ------------
                                                                   1,168,998
                                                                ------------
                    WHOLE LOAN COLLATERALIZED MORTGAGE: 0.4%
   411,506          Bank of America Mortgage Securities,
                     4.413%, due 03/25/33                            418,606
   300,000          Washington Mutual,
                     5.000%, due 06/25/18                            306,750
                                                                ------------
                                                                     725,356
                                                                ------------
                    Total Collateralized Mortgage Obligations
                     and Other Asset Backed Securities
                     (Cost $2,098,575)                             2,177,346
                                                                ------------
                    Total Long-Term Investments
                     (Cost $165,726,858)                         180,956,249
                                                                ------------
SHORT-TERM INVESTMENTS: 6.0%
                    COMMERCIAL PAPER: 2.6%
 1,100,000          Bellsouth Corp.,
                     0.950%, due 07/02/03                          1,099,971
   900,000          Blue Ridge Asset Funding,
                     1.070%, due 07/31/03                            899,198
   400,000          Delaware Funding Corp.,
                     1.180%, due 07/08/03                            399,908
 1,600,000          Jupiter Securities Corp.,
                     0.990%, due 07/23/03                          1,599,032
   900,000          Stellar Funding Group,
                     1.080%, due 07/11/03                            899,730
                                                                ------------
                                                                   4,897,839
                                                                ------------
                    REPURCHASE AGREEMENT: 3.4%
 6,414,000          State Street Repurchase Agreement, 1.100%,
                     due 07/01/03, $6,414,196 to be received
                     upon repurchase (Collateralized by
                     $6,345,000 FHLMC, 3.250%, Market Value
                     $6,544,271,
                     due 11/15/04)                                 6,414,000
                                                                ------------
                                                                   6,414,000
                                                                ------------
                    Total Short-term Investments
                     (Cost $11,311,839)                           11,311,839
                                                                ------------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $177,038,697)*                    102.5%  $192,268,088
              OTHER ASSETS AND LIABILITIES-NET          (2.5)    (4,669,713)
                                                      -------  ------------
              NET ASSETS                               100.0%  $187,598,375
                                                      =======  ============

 @      Non-income producing security
 @@     Foreign Issuer
 ADR    American Depositary Receipt
 A      Related Party
 #      Securities with purchases pursuant to Rule 144A, under the
        Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These
        securities have been determined to be liquid under the
        guidelines established by the Fund's Board of Directors
 TBA    To be announced
 REITs  Real Estate Investment Trusts
 *      Cost for federal income tax purposes is the same as for
        financial statement purposesNet unrealized appreciation
        consists of:

        Gross Unrealized Appreciation                              $17,400,621
        Gross Unrealized Depreciation                               (2,171,230)
                                                                   -----------
        Net Unrealized Appreciation                                $15,229,391
                                                                   ===========

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
BALANCED
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
COMMON STOCK: 66.8%
                    AEROSPACE/DEFENSE: 1.0%
     6,950          Boeing Co.                                  $    238,524
    10,850          Goodrich Corp.                                   227,850
    13,600          Lockheed Martin Corp.                            646,952
    13,200          Rockwell Collins, Inc.                           325,116
     4,100          United Technologies Corp.                        290,403
                                                                ------------
                                                                   1,728,845
                                                                ------------
                    AGRICULTURE: 0.5%
    18,200          Altria Group, Inc.                               827,008
                                                                ------------
                                                                     827,008
                                                                ------------
                    APPAREL: 0.9%
    17,575          Liz Claiborne, Inc.                              619,519
     9,350          Nike, Inc.                                       500,132
     5,000    @     Quiksilver, Inc.                                  82,450
    11,100    @     Reebok Intl. Ltd.                                373,293
    10,500    @     Skechers U.S.A., Inc.                             77,700
                                                                ------------
                                                                   1,653,094
                                                                ------------
                    AUTO MANUFACTURERS: 0.7%
     1,000    @@    DaimlerChrysler AG                                34,904
    56,050          Ford Motor Co.                                   615,990
       700    @@    Honda Motor Co. Ltd.                              26,522
     3,300    @@    Nissan Motor Co. Ltd.                             31,546
     5,700          Paccar, Inc.                                     385,092
       300    @@    Peugeot SA                                        14,570
     2,500    @@    Toyota Motor Corp.                                64,743
       600    @@    Volkswagen AG                                     25,213
                                                                ------------
                                                                   1,198,580
                                                                ------------
                    AUTO PARTS & EQUIPMENT: 0.1%
    10,600    @     Dura Automotive Systems, Inc.                    103,986
                                                                ------------
                                                                     103,986
                                                                ------------
                    BANKS: 3.4%
     2,200    @@    Australia & New Zealand Banking Group Ltd.        27,466
       700    @@    Banco Popular Espanol                             35,363
     6,200    @@    Banco Santander Central Hispano SA                54,314
    23,300          Bank of America Corp.                          1,841,399
     1,800    @@    Bank of Ireland                                   21,803
    10,250          Bank One Corp.                                   381,095
     1,200    @@    BNP Paribas                                       60,967
     1,600    @@    Credit Suisse Group                               42,101
     2,000    @@    DBS Group Holdings Ltd.                           11,698
       600    @@    Deutsche Bank AG                                  38,909
     1,900    @@    Dexia                                             24,018
     2,900    @@    Fortis                                            50,344
     3,300    @@    HBOS PLC                                          42,724
    14,675          Hibernia Corp.                                   266,498
     5,500    @@    HSBC Holdings PLC                                 64,989
     5,500    @@    Lloyds TSB Group PLC                              39,052
         8    @@    Mitsubishi Tokyo Financial Group, Inc.            36,173
     2,000    @@    National Australia Bank Ltd.                      44,947
    18,300          National City Corp.                              598,593
     3,015    @@    Royal Bank of Scotland Group PLC                  84,586
       300    @@    Societe Generale                                  19,013
     1,200    @@    St George Bank Ltd.                               17,388
       990    @@    UBS AG                                            55,059
     7,100    @@    UniCredito Italiano S.p.A.                        33,830
    16,950          US Bancorp                                       415,275
    26,850          Wachovia Corp.                                 1,072,926
    14,800          Wells Fargo & Co.                                745,920
                                                                ------------
                                                                   6,126,450
                                                                ------------
                    BEVERAGES: 1.0%
    21,800          Coca-Cola Co.                                  1,011,738
     4,025    @     Constellation Brands, Inc.                       126,385
     3,600    @@    Diageo PLC                                        38,439
       600    @@    Interbrew                                         13,330
    15,100          PepsiCo, Inc.                                    671,950
                                                                ------------
                                                                   1,861,842
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    BIOTECHNOLOGY: 0.7%
    11,350    @     Amgen, Inc.                                 $    754,094
     8,700    @     Chiron Corp.                                     380,364
     4,700    @     Invitrogen Corp.                                 180,339
                                                                ------------
                                                                   1,314,797
                                                                ------------
                    BUILDING MATERIALS: 0.0%
       200    @@    Lafarge SA                                        11,711
                                                                ------------
                                                                      11,711
                                                                ------------
                    CHEMICALS: 0.5%
       150    @@    Air Liquide                                       22,234
       500    @@    BASF AG                                           21,269
     1,700    @@    Bayer AG                                          39,232
     9,100          Dow Chemical Co.                                 281,736
    10,050          Du Pont EI de Nemours & Co.                      418,482
     5,800          HB Fuller Co.                                    127,716
       500    @@    Nitto Denko Corp.                                 16,363
       900    @@    Shin-Etsu Chemical Co. Ltd.                       30,727
                                                                ------------
                                                                     957,759
                                                                ------------
                    COMMERCIAL SERVICES: 0.8%
       330    @@    Adecco SA                                         13,591
     6,625    @     Corporate Executive Board Co.                    268,511
     2,000    @@    Dai Nippon Printing Co Ltd.                       21,151
     6,300          Equifax, Inc.                                    163,800
     9,050          H&R Block, Inc.                                  391,412
    10,400    @@    Macquarie Infrastructure Group                    25,047
     7,000    @@    Mayne Group Ltd.                                  12,867
     9,950    @     Quintiles Transnational Corp.                    141,191
     4,475    @     Rent-A-Center, Inc.                              339,250
                                                                ------------
                                                                   1,376,820
                                                                ------------
                    COMPUTERS: 2.5%
       400    @@    Cap Gemini SA                                     14,200
    44,450    @     Dell Computer Corp.                            1,420,622
    19,400    @     EMC Corp.                                        203,118
     6,475    @     Fidelity National Information Solutions,
                     Inc.                                            168,868
    26,850          Hewlett-Packard Co.                              571,905
    14,850          International Business Machines Corp.          1,225,125
     5,700    @     Lexmark Intl., Inc.                              403,389
       100    @@    Obic Co. Ltd.                                     17,870
    12,075    @     Perot Systems Corp.                              137,172
     1,475    @     Synopsys, Inc.                                    91,229
    23,450    @     Western Digital Corp.                            241,535
                                                                ------------
                                                                   4,495,033
                                                                ------------
                    COSMETICS/PERSONAL CARE: 2.0%
    13,900          Colgate-Palmolive Co.                            805,505
    25,600          Gillette Co.                                     815,616
     1,000    @@    Kao Corp.                                         18,611
    20,650          Procter & Gamble Co.                           1,841,567
                                                                ------------
                                                                   3,481,299
                                                                ------------
                    DISTRIBUTION/WHOLESALE: 0.2%
     2,300    @     Handleman Co.                                     36,800
    34,000    @@    Li & Fung Ltd.                                    43,818
     4,000    @@    Mitsui & Co. Ltd.                                 20,052
     3,125    @     Scansource, Inc.                                  83,594
     4,425    @     Tech Data Corp.                                  118,192
                                                                ------------
                                                                     302,456
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 5.7%
     6,250    @     Affiliated Managers Group                        380,937
    11,500          American Express Co.                             480,815
     4,900          Bear Stearns Cos., Inc.                          354,858

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
BALANCED
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
     8,700          Capital One Financial Corp.                 $    427,866
    45,100          Citigroup, Inc.                                1,930,280
     6,100          Countrywide Financial Corp.                      424,377
    18,000          Fannie Mae                                     1,213,920
    16,500          Freddie Mac                                      837,705
    36,750          JP Morgan Chase & Co.                          1,256,115
     8,100          Lehman Brothers Holdings, Inc.                   538,488
    34,000          MBNA Corp.                                       708,560
    20,450          Merrill Lynch & Co., Inc.                        954,606
     9,450          Morgan Stanley                                   403,988
     4,500          New Century Financial Corp.                      196,425
     3,000    @@    Nomura Holdings, Inc.                             38,071
                                                                ------------
                                                                  10,147,011
                                                                ------------
                    ELECTRIC: 1.7%
    42,000    @     AES Corp.                                        266,700
     1,700    @@    Chubu Electric Power Co., Inc.                    31,002
     9,000          Cinergy Corp.                                    331,110
     9,250          CMS Energy Corp.                                  74,925
     2,550          Dominion Resources, Inc.                         163,888
     7,400          Duke Energy Corp.                                147,630
     1,100    @@    E.ON AG                                           56,391
     2,100    @@    Endesa SA                                         35,154
    10,200          Exelon Corp.                                     610,062
     1,650          FPL Group, Inc.                                  110,302
     1,800    @@    Iberdrola SA                                      31,165
     6,063    @@    National Grid Transco PLC                         41,124
    19,250    @     PG&E Corp.                                       407,138
     3,675          PNM Resources, Inc.                               98,306
     8,900          PPL Corp.                                        382,700
     5,750          Southern Co.                                     179,170
                                                                ------------
                                                                   2,966,767
                                                                ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.3%
    16,750          American Power Conversion                        261,132
     3,400          Emerson Electric Co.                             173,740
       100    @@    Funai Electric Co. Ltd.                           11,158
     5,000    @@    Hitachi Ltd.                                      21,192
     1,000    @@    Sharp Corp.                                       12,832
                                                                ------------
                                                                     480,054
                                                                ------------
                    ELECTRONICS: 0.5%
     3,700    @     Benchmark Electronics, Inc.                      113,812
       300    @@    Fanuc Ltd.                                        14,864
     8,750    @     Itron, Inc.                                      188,650
       100    @@    Keyence Corp.                                     18,320
     1,200    @@    Koninklijke Philips Electronics NV                22,816
     6,475   @,@@   Mettler Toledo Intl., Inc.                       237,309
    10,050    @     Waters Corp.                                     292,757
                                                                ------------
                                                                     888,528
                                                                ------------
                    ENGINEERING & CONSTRUCTION: 0.0%
     6,000    @@    Kajima Corp.                                      14,239
                                                                ------------
                                                                      14,239
                                                                ------------
                    ENTERTAINMENT: 0.3%
    14,175    @     Alliance Gaming Corp.                            268,049
     6,375          GTECH Holdings Corp.                             240,019
     2,600    @@    TABCorp. Holdings Ltd.                            18,785
                                                                ------------
                                                                     526,853
                                                                ------------
                    ENVIRONMENTAL CONTROL: 0.1%
    15,750    @     Allied Waste Industries, Inc.                    158,287
                                                                ------------
                                                                     158,287
                                                                ------------
                    FOOD: 0.5%
       900    @@    Carrefour SA                                      44,103
     1,200    @@    Foodland Associated Ltd.                          15,859
       200    @@    Groupe Danone                                     27,670
    14,600          HJ Heinz Co.                                     481,508
     3,000    @@    Kikkoman Corp.                                    19,810
     1,600    @@    Koninklijke Ahold NV                              13,282
       320    @@    Nestle SA                                         66,015
     3,100          Sensient Technologies Corp.                       70,711
     6,600    @@    Tesco PLC                                         23,881
     1,100    @@    Unilever NV ADR                                   59,006
                                                                ------------
                                                                     821,845
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    FOOD SERVICE: 0.0%
     3,900    @@    Compass Group PLC                           $     21,030
                                                                ------------
                                                                      21,030
                                                                ------------
                    FOREST PRODUCTS & PAPER: 0.2%
     5,000          International Paper Co.                          178,650
     5,100          Plum Creek Timber Co., Inc.                      132,345
     2,200    @@    Stora Enso OYJ                                    24,577
                                                                ------------
                                                                     335,572
                                                                ------------
                    GAS: 0.2%
    14,000          Oneok, Inc.                                      274,820
     8,000    @@    Osaka Gas Co. Ltd.                                19,785
     3,200          Peoples Energy Corp.                             137,248
                                                                ------------
                                                                     431,853
                                                                ------------
                    HAND/MACHINE TOOLS: 0.1%
       200    @@    Nidec Corp.                                       13,207
       500    @@    Schneider Electric SA                             23,503
       200    @@    SMC Corp.                                         16,837
     5,150          Snap-On, Inc.                                    149,505
                                                                ------------
                                                                     203,052
                                                                ------------
                    HEALTHCARE -- PRODUCTS: 1.9%
     8,225          CR Bard, Inc.                                    586,525
     7,175    @     Edwards Lifesciences Corp.                       230,604
    11,450          Guidant Corp.                                    508,266
     4,900          Invacare Corp.                                   161,700
    26,100          Johnson & Johnson                              1,349,370
     8,775    @     Respironics, Inc.                                329,238
     4,300    @     Varian Medical Systems, Inc.                     247,551
                                                                ------------
                                                                   3,413,254
                                                                ------------
                    HEALTHCARE -- SERVICES: 1.6%
     6,700    A     Aetna, Inc.                                      403,340
     5,600    @     Anthem, Inc.                                     432,040
    15,950    @     Humana, Inc.                                     240,845
     7,600    @     Pacificare Health Systems                        374,908
     7,575    @     Sierra Health Services                           151,500
    15,500          UnitedHealth Group, Inc.                         778,875
     5,450    @     WellPoint Health Networks                        459,435
                                                                ------------
                                                                   2,840,943
                                                                ------------
                    HOLDING COMPANIES -- DIVERSIFIED: 0.0%
     5,000    @@    Hutchison Whampoa Ltd.                            30,456
                                                                ------------
                                                                      30,456
                                                                ------------
                    HOME FURNISHINGS: 0.0%
     2,000    @@    Matsushita Electric Industrial Co. Ltd.           19,802
       500    @@    Sony Corp.                                        14,073
                                                                ------------
                                                                      33,875
                                                                ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.3%
    23,700    @     American Greetings                               465,468
     5,150          Tupperware Corp.                                  73,954
                                                                ------------
                                                                     539,422
                                                                ------------
                    INSURANCE: 3.1%
    11,850    @@    ACE Ltd.                                         406,336
     2,144    @@    Aegon NV                                          21,465
    17,350          Aflac, Inc.                                      533,512
    19,450          Allstate Corp.                                   693,392
    22,900          American Intl. Group                           1,263,622

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
BALANCED
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    INSURANCE (CONTINUED)
     5,200    @@    AMP Ltd.                                    $     17,337
     1,600    @@    Assicurazioni Generali S.p.A.                     37,071
     4,300    @@    Aviva PLC                                         29,858
     7,500          Fidelity National Financial, Inc.                230,700
     7,975          First American Corp.                             210,141
     3,475          Landamerica Financial Group, Inc.                165,063
         3    @@    Millea Holdings, Inc.                             22,933
       300    @@    Muenchener Rueckversicherungs AG                  30,580
    13,300          Principal Financial Group                        428,925
     7,550          Progressive Corp.                                551,905
     8,700          Safeco Corp.                                     306,936
       520    @@    Swiss Reinsurance                                 28,805
     5,400    @@    XL Capital Ltd.                                  448,200
       390    @@    Zurich Financial Services AG                      46,489
                                                                ------------
                                                                   5,473,270
                                                                ------------
                    INTERNET: 0.8%
     7,750    @     eBay, Inc.                                       807,395
     6,000    @     eSpeed, Inc.                                     118,560
    15,300    @     RSA Security, Inc.                               164,475
     7,650    @     Symantec Corp.                                   335,529
                                                                ------------
                                                                   1,425,959
                                                                ------------
                    IRON/STEEL: 0.0%
     2,100    @@    Arcelor                                           24,449
    15,000    @@    Nippon Steel Corp.                                20,610
                                                                ------------
                                                                      45,059
                                                                ------------
                    LODGING: 0.0%
     6,400    @     La Quinta Corp.                                   27,584
     1,400          Starwood Hotels & Resorts Worldwide, Inc.         40,026
                                                                ------------
                                                                      67,610
                                                                ------------
                    MACHINERY -- DIVERSIFIED: 0.5%
     2,175    @     AGCO Corp.                                        37,149
     9,900          Deere & Co.                                      452,430
     4,400    @     Flowserve Corp.                                   86,548
    11,650          Rockwell Automation, Inc.                        277,736
                                                                ------------
                                                                     853,863
                                                                ------------
                    MEDIA: 2.2%
    39,450    @     AOL Time Warner, Inc.                            634,750
     4,900    @     Clear Channel Communications, Inc.               207,711
    20,350    @     Comcast Corp.                                    614,163
     6,625    @     Entercom Communications Corp.                    324,691
     2,150          Gannett Co., Inc.                                165,142
     2,600          Media General, Inc.                              148,720
     3,600          Meredith Corp.                                   158,400
     3,300    @@    Pearson PLC                                       30,824
     4,000    @@    Reed Elsevier PLC                                 33,287
     2,950    @     Scholastic Corp.                                  87,851
    11,000          Tribune Co.                                      531,300
    15,400    @     Viacom, Inc.                                     672,364
     1,200    @@    Vivendi Universal SA                              21,838
    17,900          Walt Disney Co.                                  353,525
                                                                ------------
                                                                   3,984,566
                                                                ------------
                    METAL FABRICATE/HARDWARE: 0.1%
     7,325          Quanex Corp.                                     217,699
                                                                ------------
                                                                     217,699
                                                                ------------
                    MINING: 0.1%
     2,700    @@    Anglo American PLC                                41,216
     5,200    @@    BHP Billiton Ltd.                                 30,140
     4,350          Newmont Mining Corp.                             141,201
                                                                ------------
                                                                     212,557
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING: 2.8%
     3,450          3M Co.                                      $    444,981
    14,100          Eastman Kodak Co.                                385,635
     1,000    @@    Fuji Photo Film Co. Ltd.                          28,895
   124,103          General Electric Co.                           3,559,274
     7,000          Honeywell Intl., Inc.                            187,950
       900    @@    Siemens AG                                        44,144
    17,600    @@    Tyco Intl. Ltd.                                  334,048
                                                                ------------
                                                                   4,984,927
                                                                ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.2%
     1,000    @@    Canon, Inc.                                       45,882
    29,325          IKON Office Solutions, Inc.                      260,993
                                                                ------------
                                                                     306,875
                                                                ------------
                    OIL & GAS: 3.3%
    10,000          Anadarko Petroleum Corp.                         444,700
    18,963    @@    BP PLC                                           131,516
     9,350          ChevronTexaco Corp.                              675,070
     6,000          ConocoPhillips                                   328,800
     2,400    @@    ENI-Ente Nazionale Idrocarburi S.p.A.             36,291
    59,150          Exxon Mobil Corp.                              2,124,076
     7,725    @     Houston Exploration Co.                          268,058
    14,300          Marathon Oil Corp.                               376,805
    14,400          Occidental Petroleum Corp.                       483,120
     3,400    @@    Royal Dutch Petroleum Co.                        157,788
     6,450          Sunoco, Inc.                                     243,423
    15,600    @     Tesoro Petroleum Corp.                           107,328
       700    @@    Total SA                                         105,768
    12,800          Unocal Corp.                                     367,232
     6,625          Vintage Petroleum, Inc.                           74,730
                                                                ------------
                                                                   5,924,705
                                                                ------------
                    OIL & GAS SERVICES: 0.2%
    27,450    @     Veritas DGC, Inc.                                315,675
                                                                ------------
                                                                     315,675
                                                                ------------
                    PACKAGING & CONTAINERS: 0.3%
     3,700    @@    Amcor Ltd.                                        20,155
     6,000          Ball Corp.                                       273,060
     6,700    @     Sealed Air Corp.                                 319,322
                                                                ------------
                                                                     612,537
                                                                ------------
                    PHARMACEUTICALS: 3.8%
    13,750          Abbott Laboratories                              601,700
     1,300    @@    AstraZeneca PLC                                   52,133
       800    @@    Aventis SA                                        44,006
     1,300    @@    Eisai Co. Ltd.                                    26,738
     9,900          Eli Lilly & Co.                                  682,803
     3,000    @@    GlaxoSmithKline PLC ADR                          121,620
    14,575          ICN Pharmaceuticals, Inc.                        244,277
    18,850    @     King Pharmaceuticals, Inc.                       278,226
     2,325          Medicis Pharmaceutical                           131,828
    33,000          Merck & Co., Inc.                              1,998,150
     2,400    @@    Novartis AG                                       94,948
    69,900          Pfizer, Inc.                                   2,387,085
       780    @@    Roche Holding AG                                  61,169
     1,100    @@    Yamanouchi Pharmaceutical Co. Ltd.                28,670
                                                                ------------
                                                                   6,753,353
                                                                ------------
                    PIPELINES: 0.1%
     2,075          Williams Energy Partners LP                       98,272
                                                                ------------
                                                                      98,272
                                                                ------------
                    REAL ESTATE: 0.2%
     5,000    @@    Cheung Kong Holdings Ltd.                         30,071
     7,975          LNR Property Corp.                               298,265
                                                                ------------
                                                                     328,336
                                                                ------------
                    REITS: 4.8%
    10,100          Acadia Realty Trust                               92,314
     2,700          Alexandria Real Estate Equities, Inc.            121,500
     3,900          AMB Property Corp.                               109,863
    13,100          American Financial Realty Trust                  195,321

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
BALANCED
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    REITS (CONTINUED)
     2,200          American Land Lease, Inc.                   $     36,960
     6,200          Apartment Investment & Management Co.            214,520
     8,440          Archstone-Smith Trust                            202,560
     4,200          Arden Realty, Inc.                               108,990
     3,300          Bedford Property Investors                        93,720
     6,000          Boston Properties, Inc.                          262,800
     2,100          BRE Properties                                    69,720
     2,600          Capital Automotive REIT                           72,774
     5,100          CarrAmerica Realty Corp.                         141,831
     4,100          CBL & Associates Properties, Inc.                176,300
     2,400          Centerpoint Properties Trust                     147,000
     9,125          Chelsea Property Group, Inc.                     367,829
     3,100          Colonial Properties Trust                        109,089
     4,100          Commercial Net Lease Realty                       70,684
     8,400          Corporate Office Properties Trust SBI MD         142,212
     2,900          Developers Diversified Realty Corp.               82,476
    18,972          Equity Office Properties Trust                   512,434
     1,500          Equity One, Inc.                                  24,600
    15,902          Equity Residential                               412,657
       900          Essex Property Trust, Inc.                        51,525
     2,400          FelCor Lodging Trust, Inc.                        18,840
     4,800          General Growth Properties, Inc.                  299,712
     5,600          Glenborough Realty Trust, Inc.                   107,240
     2,600          Health Care Property Investors, Inc.             110,110
     4,600          Hospitality Properties Trust                     143,750
    12,000    @     Host Marriott Corp.                              109,800
    18,400          HRPT Properties Trust                            169,280
     5,500          iStar Financial, Inc.                            200,750
     4,300          Kilroy Realty Corp.                              118,250
     7,300          Kimco Realty Corp.                               276,670
     5,000          Mack-Cali Realty Corp.                           181,900
     4,300          Meristar Hospitality Corp.                        22,102
     6,200          MFA Mortgage Investments, Inc.                    62,248
     5,800          National Health Investors, Inc.                  106,952
     7,700          New Plan Excel Realty Trust                      164,395
     4,100          Newcastle Investment Corp.                        80,278
     2,400          Pan Pacific Retail Properties, Inc.               94,440
     3,500          Pennsylvania Real Estate Investment Trust        104,825
     7,900          Prologis                                         215,670
     3,200          PS Business Parks, Inc.                          112,960
     2,100          Public Storage, Inc.                              71,379
     2,200          Ramco-Gershenson Properties                       51,260
     9,000          Reckson Associates Realty Corp.                  187,740
     9,900          Regency Centers Corp.                            346,302
     3,900          Rouse Co.                                        148,590
    10,100          Simon Property Group, Inc.                       394,203
     2,500          SL Green Realty Corp.                             87,225
     3,100          Sovran Self Storage, Inc.                         97,650
     2,100          Sun Communities, Inc.                             82,530
     4,600          Taubman Centers, Inc.                             88,136
     7,400          United Dominion Realty Trust, Inc.               127,428
     8,700          Ventas, Inc.                                     131,805
     7,200          Vornado Realty Trust                             313,920
                                                                ------------
                                                                   8,648,019
                                                                ------------
                    RETAIL: 3.2%
     8,100          Claire's Stores, Inc.                            205,416
    10,350          Federated Department Stores                      381,397
    20,450          Home Depot, Inc.                                 677,304
       700    @@    Inditex SA                                        17,601
     1,000    @@    Ito-Yokado Co. Ltd.                               23,940
     4,400    @     Jack in the Box, Inc.                             98,120
     6,850          Lowe's Cos., Inc.                                294,208
     2,900    @@    Marks & Spencer Group PLC                         15,111
    10,350          McDonald's Corp.                                 228,321
    14,200    @     Movie Gallery, Inc.                              261,990
       200    @@    Pinault-Printemps-Redoute                         15,064
    10,575    @     ShopKo Stores, Inc.                              137,475
    11,775    @     Sports Authority, Inc.                           125,993
    21,000    @     Staples, Inc.                                    385,350
     5,225    @     United Auto Group, Inc.                          113,801
    24,800          Walgreen Co.                                     746,480
    38,700          Wal-Mart Stores, Inc.                          2,077,029
                                                                ------------
                                                                   5,804,600
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    SAVINGS & LOANS: 1.4%
    14,250          BankAtlantic Bancorp, Inc.                  $    169,432
     3,025          Downey Financial Corp.                           124,932
     8,650    @     FirstFed Financial Corp.                         305,258
    22,650          Flagstar Bancorp, Inc.                           553,793
    11,278          New York Community Bancorp, Inc.                 328,077
    21,250          Washington Mutual, Inc.                          877,625
     3,450          Webster Financial Corp.                          130,410
                                                                ------------
                                                                   2,489,527
                                                                ------------
                    SEMICONDUCTORS: 1.1%
    21,300    @     Altera Corp.                                     349,320
    27,950    @     Applied Micro Circuits Corp.                     169,097
     1,600   @,@@   ASML Holding NV                                   15,192
    10,425    @     Cirrus Logic, Inc.                                41,908
     1,700    @@    Infineon Technologies AG                          16,435
    58,050          Intel Corp.                                    1,206,511
       200    @@    Rohm Co. Ltd.                                     21,800
    26,200    @     Silicon Image, Inc.                              146,196
                                                                ------------
                                                                   1,966,459
                                                                ------------
                    SOFTWARE: 4.8%
    11,050          Adobe Systems, Inc.                              354,373
    13,700    @     Citrix Systems, Inc.                             278,932
    21,600          Computer Associates Intl., Inc.                  481,248
    27,050    @     Compuware Corp.                                  156,078
     6,600          First Data Corp.                                 273,504
     8,100          Inter-Tel, Inc.                                  171,882
     9,250    @     Intuit, Inc.                                     411,903
     6,750    @     Mercury Interactive Corp.                        260,618
   136,300          Microsoft Corp.                                3,490,643
    15,750    @     NETIQ Corp.                                      243,495
    61,125    @     Novell, Inc.                                     188,265
    96,550    @     Oracle Corp.                                   1,160,531
    11,825    @     Pinnacle Systems, Inc.                           126,528
       300    @@    SAP AG                                            35,375
    30,525    @     ScanSoft, Inc.                                   165,751
    30,700    @     Siebel Systems, Inc.                             292,878
    16,800    @     Veritas Software Corp.                           481,656
                                                                ------------
                                                                   8,573,660
                                                                ------------
                    TELECOMMUNICATIONS: 4.6%
     1,800    @@    Alcatel SA                                        16,223
    25,400    @     Arris Group, Inc.                                125,984
    37,950    @     Avaya, Inc.                                      245,157
     5,675          Black Box Corp.                                  205,435
   108,300    @     Cisco Systems, Inc.                            1,807,527
     6,750    @     Commonwealth Telephone Enterprises, Inc.         296,797
    16,250    @     Comverse Technology, Inc.                        244,237
     2,300    @@    Deutsche Telekom AG                               35,096
     1,100    @@    France Telecom                                    26,977
     4,150          Harris Corp.                                     124,708
    32,350    @     Nextel Communications, Inc.                      584,888
     4,400    @@    Nokia OYJ ADR                                     72,292
        21    @@    NTT DoCoMo, Inc.                                  45,466
     6,800          Qualcomm, Inc.                                   243,100
     3,725    @     SafeNet, Inc.                                    104,226
    54,300          SBC Communications, Inc.                       1,387,365
    13,100          Scientific-Atlanta, Inc.                         312,304
    32,900          Sprint Corp.-FON Group                           473,760
     6,800    @@    Telecom Italia S.p.A.                             61,522
    20,800    @@    Telefonaktiebolaget LM Ericsson                   22,349
     3,646    @@    Telefonica SA                                     42,327

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
BALANCED
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    TELECOMMUNICATIONS (CONTINUED)
    42,650          Verizon Communications, Inc.                $  1,682,543
    70,531    @@    Vodafone Group PLC                               137,931
                                                                ------------
                                                                   8,298,214
                                                                ------------
                    TOYS/GAMES/HOBBIES: 0.4%
       300    @@    Bandai Co Ltd.                                    11,441
    14,500          Hasbro, Inc.                                     253,605
    20,150          Mattel, Inc.                                     381,238
                                                                ------------
                                                                     646,284
                                                                ------------
                    TRANSPORTATION: 1.1%
         6    @@    East Japan Railway Co.                            26,680
     9,400          FedEx Corp.                                      583,082
     4,000    @@    Nippon Yusen Kabushiki Kaisha                     15,588
    20,300          United Parcel Service, Inc.                    1,293,110
                                                                ------------
                                                                   1,918,460
                                                                ------------
                    WATER: 0.0%
     1,700    @@    Suez SA                                           27,053
       800    @@    Veolia Environnement                              16,442
                                                                ------------
                                                                      43,495
                                                                ------------
                    Total Common Stock
                     (Cost $107,817,805)                         119,286,702
                                                                ------------
RIGHTS: 0.0%
                    BUILDING MATERIALS: 0.0%
       200   @,@@   Lafarge SA                                           540
                                                                ------------
                    Total Rights
                     (Cost $0)                                           540
                                                                ------------
Principal
  Amount                                                           Value
----------------------------------------------------------------------------
CORPORATE BONDS: 3.8%
                    AEROSPACE/DEFENSE: 0.1%
$  100,000          Raytheon Co.,
                     6.150%, due 11/01/08                       $    113,203
                                                                ------------
                                                                     113,203
                                                                ------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    AUTO MANUFACTURERS: 0.1%
$   87,000          DaimlerChrysler NA Holding Corp.,
                     7.200%, due 09/01/09                       $     99,016
                                                                ------------
                                                                      99,016
                                                                ------------
                    BANKS: 0.4%
    90,000          Bank of America Corp.,
                     4.875%, due 09/15/12                             95,159
    65,000          Bank One Corp.,
                     6.500%, due 02/01/06                             72,200
    30,000          M&T Bank Corp.,
                     3.850%, due 04/01/13                             30,645
   120,000          Mellon Bank NA,
                     7.625%, due 09/15/07                            143,854
    30,000          Mellon Capital I,
                     7.720%, due 12/01/26                             35,437
   130,000          Suntrust Bank,
                     6.375%, due 04/01/11                            151,803
   115,000          Wachovia Bank NA,
                     7.875%, due 02/15/10                            141,065
                                                                ------------
                                                                     670,163
                                                                ------------
                    BEVERAGES: 0.2%
    29,000          Anheuser-Busch Cos., Inc.,
                     6.500%, due 02/01/43                             34,162
    78,000          Coors Brewing Co.,
                     6.375%, due 05/15/12                             89,668
   290,000    #     Pepsi Bottling Holdings, Inc.,
                     5.375%, due 02/17/04                            297,421
                                                                ------------
                                                                     421,251
                                                                ------------
                    COSMETICS/PERSONAL CARE: 0.1%
    57,000          Colgate-Palmolive Co.,
                     5.980%, due 04/25/12                             65,834
    32,000          Procter & Gamble Co.,
                     6.875%, due 09/15/09                             38,857
                                                                ------------
                                                                     104,691
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.5%
   140,000          American Express Credit Corp.,
                     4.250%, due 02/07/05                            145,868
    87,000          Associates Corp. of N. America,
                     6.950%, due 11/01/18                            107,020
   115,000          Boeing Capital Corp.,
                     7.100%, due 09/27/05                            126,913
   160,000          Citigroup, Inc.,
                     7.250%, due 10/01/10                            194,140
   290,000          Countrywide Home Loans, Inc.,
                     4.250%, due 12/19/07                            304,936
    89,000          Ford Motor Credit Co.,
                     7.500%, due 03/15/05                             94,615
    86,000          Ford Motor Credit Co.,
                     7.875%, due 06/15/10                             92,282
   175,000          General Electric Capital Corp.,
                     5.000%, due 06/15/07                            190,718
   100,000          General Electric Capital Corp.,
                     5.450%, due 01/15/13                            108,517
    61,000          General Motors Acceptance Corp.,
                     7.625%, due 06/15/04                             64,001
    93,000          General Motors Acceptance Corp.,
                     7.750%, due 01/19/10                            100,217
    21,000          General Motors Acceptance Corp.,
                     8.000%, due 11/01/31                             20,661
   100,000          Goldman Sachs Group, Inc.,
                     6.600%, due 01/15/12                            116,392
   625,000          Household Finance Corp.,
                     5.875%, due 09/25/04                            657,912
   165,000          Morgan Stanley,
                     5.300%, due 03/01/13                            175,702
   160,000   @@,#   PF Export Receivables Master Trust,
                     3.748%, due 06/01/13                            161,470
    40,000          Textron Financial Corp.,
                     7.125%, due 12/09/04                             42,732
                                                                ------------
                                                                   2,704,096
                                                                ------------
                    ELECTRIC: 0.1%
    40,000          Boston Edison Co.,
                     4.875%, due 10/15/12                             42,201
    23,000          Dominion Resources, Inc.,
                     6.250%, due 06/30/12                             26,095
    54,000          Duke Energy Corp.,
                     7.375%, due 03/01/10                             63,525
    95,000          Georgia Power Co.,
                     4.875%, due 07/15/07                            102,515
                                                                ------------
                                                                     234,336
                                                                ------------
                    FOOD: 0.3%
   140,000          Archer-Daniels-Midland Co.,
                     5.935%, due 10/01/32                            149,966
    62,000          ConAgra Foods, Inc.,
                     7.500%, due 09/15/05                             69,175
    75,000          General Mills, Inc.,
                     5.125%, due 02/15/07                             81,767
    82,000          Kellogg Co.,
                     7.450%, due 04/01/31                            104,401
    28,000          Safeway, Inc.,
                     5.800%, due 08/15/12                             30,078
    73,000          Unilever Capital Corp.,
                     6.875%, due 11/01/05                             81,538
                                                                ------------
                                                                     516,925
                                                                ------------

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
BALANCED
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    INSURANCE: 0.1%
$  120,000          Allstate Corp.,
                     7.875%, due 05/01/05                       $    133,370
                                                                ------------
                                                                     133,370
                                                                ------------
                    MACHINERY-DIVERSIFIED: 0.0%
    30,000          Dover Corp.,
                     6.450%, due 11/15/05                             33,218
                                                                ------------
                                                                      33,218
                                                                ------------
                    MEDIA: 0.2%
   120,000          Comcast Corp.,
                     5.300%, due 01/15/14                            123,711
   190,000          Time Warner, Inc.,
                     6.950%, due 01/15/28                            204,147
                                                                ------------
                                                                     327,858
                                                                ------------
                    OIL & GAS: 0.1%
    18,000    @@    Canadian Natural Resources Ltd.
                     5.450%, due 10/01/12                             19,564
   100,000    @@    Conoco Funding Co.,
                     5.450%, due 10/15/06                            110,471
    96,000          Conoco, Inc.,
                     5.900%, due 04/15/04                             99,320
                                                                ------------
                                                                     229,355
                                                                ------------
                    PACKAGING & CONTAINERS: 0.0%
    50,000    #     Sealed Air Corp.,
                     5.625%, due 07/15/13                             50,533
                                                                ------------
                                                                      50,533
                                                                ------------
                    PHARMACEUTICALS: 0.0%
    77,000          Abbott Laboratories,
                     5.625%, due 07/01/06                             85,316
                                                                ------------
                                                                      85,316
                                                                ------------
                    PIPELINES: 0.1%
    49,000          Duke Energy Field Services LLC,
                     7.500%, due 08/16/05                             53,614
    50,000    #     Equitable Resources, Inc.,
                     5.150%, due 03/01/18                             53,282
                                                                ------------
                                                                     106,896
                                                                ------------
                    REGIONAL (STATE/PROVINCE): 0.2%
    50,000    @@    Province of Ontario,
                     3.282%, due 03/28/08                             51,295
    94,000    @@    Province of Ontario,
                     6.000%, due 02/21/06                            104,184
   130,000    @@    Province of Quebec,
                     7.500%, due 09/15/29                            173,952
                                                                ------------
                                                                     329,431
                                                                ------------
                    REITS: 0.0%
    20,000          Prologis,
                     5.500%, due 03/01/13                             21,387
                                                                ------------
                                                                      21,387
                                                                ------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    RETAIL: 0.1%
$   39,000          May Department Stores Co.,
                     6.900%, due 01/15/32                       $     43,533
    45,000          Target Corp.,
                     7.000%, due 07/15/31                             54,039
    79,000          Wal-Mart Stores, Inc.,
                     6.875%, due 08/10/09                             95,203
                                                                ------------
                                                                     192,775
                                                                ------------
                    SOVEREIGN: 0.0%
    33,000    @@    Mexico Government Intl. Bond,
                     8.000%, due 09/24/22                             37,042
                                                                ------------
                                                                      37,042
                                                                ------------
                    TELECOMMUNICATIONS: 0.2%
   160,000          Sprint Capital Corp.,
                     6.000%, due 01/15/07                            172,109
   140,000          Verizon Global Funding Corp.,
                     7.250%, due 12/01/10                            168,429
                                                                ------------
                                                                     340,538
                                                                ------------
                    Total Corporate Bonds
                     (Cost $6,216,317)                             6,751,400
                                                                ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.1%
                    FEDERAL HOME LOAN MORTGAGE ASSOCIATION: 1.0%
   602,632          6.000%, due 02/01/29                             625,862
   916,518          7.000%, due 11/01/31                             961,151
   142,489          7.500%, due 12/01/11                             152,091
                                                                ------------
                                                                   1,739,104
                                                                ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 7.4%
   500,000          2.375%, due 04/13/06                             504,998
 6,100,000          3.500%, due 01/28/08                           6,280,523
 1,600,000          5.000%, due 08/25/18 TBA                       1,649,501
 1,000,000          5.500%, due 10/15/33 TBA                       1,027,500
 1,900,000          6.000%, due 10/15/32 TBA                       1,972,438
   390,227          6.500%, due 11/01/13                             412,116
   340,878          6.500%, due 02/01/28                             356,065
   300,000          7.000%, due 07/15/33 TBA                         316,031
    88,914          7.500%, due 07/01/11                              95,223
   588,231          8.500%, due 09/01/26                             640,504
                                                                ------------
                                                                  13,254,899
                                                                ------------
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.7%
   560,000          6.000%, due 10/15/31 TBA                         585,025
   259,567          6.500%, due 01/15/29                             272,973
   574,688          6.500%, due 01/15/32                             603,602
    26,346          7.000%, due 12/15/27                              27,898
    38,705          7.000%, due 01/15/28                              40,953
    39,184          7.000%, due 01/15/28                              41,460
    51,159          7.000%, due 01/15/28                              54,130
    24,191          7.000%, due 01/15/28                              25,596
    47,114          7.000%, due 02/15/28                              49,850
   283,522          7.000%, due 02/15/28                             299,989
   183,646          7.000%, due 02/15/28                             194,313
    51,155          7.000%, due 02/15/28                              54,126
   157,062          7.000%, due 02/15/28                             166,184
    78,134          7.000%, due 02/15/28                              82,672
    44,793          7.000%, due 02/15/28                              47,395
    79,458          7.000%, due 02/15/28                              84,073
   331,545          7.500%, due 12/15/23                             355,271
   128,605          8.000%, due 07/15/24                             139,708
                                                                ------------
                                                                   3,125,218
                                                                ------------
                    Total U.S. Government Agency Obligations
                     (Cost $17,705,281)                           18,119,221
                                                                ------------
U.S. TREASURY OBLIGATIONS: 12.0%
                    U.S. TREASURY BONDS: 3.1%
 1,068,000          5.250%, due 02/15/29                           1,163,244
   218,000          5.375%, due 02/15/31                             245,548
   390,000          6.125%, due 08/15/29                             476,669
   146,000          6.250%, due 05/15/30                             181,804
 2,300,000          8.125%, due 05/15/21                           3,359,529
   140,000          8.750%, due 05/15/17                             209,601
                                                                ------------
                                                                   5,636,395
                                                                ------------
                    U.S. TREASURY NOTES: 8.9%
 5,621,000          1.250%, due 05/31/05                           5,619,465
 1,540,000          2.625%, due 05/15/08                           1,554,559
 1,340,000          3.625%, due 08/31/03                           1,346,334
 2,465,000          3.625%, due 05/15/13                           2,485,031
   883,000          4.625%, due 05/15/06                             957,469
   376,000          5.000%, due 02/15/11                             422,163

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
BALANCED
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    U.S. TREASURY NOTES (CONTINUED)
$  355,000          5.000%, due 08/15/11                        $    398,321
   200,000          5.750%, due 08/15/10                             234,164
 1,736,000          5.875%, due 11/15/04                           1,848,095
   497,000          6.000%, due 08/15/09                             586,402
   380,000          6.500%, due 08/15/05                             421,177
                                                                ------------
                                                                  15,873,180
                                                                ------------
                    Total U.S. Treasury Obligations
                     (Cost $20,453,216)                           21,509,575
                                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND OTHER ASSET BACKED SECURITIES: 3.3%
                    COMMERCIAL MBS: 0.2%
   320,000          Wachovia Bank Commercial Mortgage Trust,
                     3.989%, due 06/15/35                            321,576
                                                                ------------
                                                                     321,576
                                                                ------------
                    CREDIT CARD ABS: 0.4%
   640,000          Chemical Master Credit Card Trust 1,
                     7.090%, due 02/15/09                            700,563
                                                                ------------
                                                                     700,563
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.5%
 2,550,000          Core Investment Grade Bond Trust I,
                     4.727%, due 11/30/07                          2,709,949
                                                                ------------
                                                                   2,709,949
                                                                ------------
                    WHOLE LOAN COLLATERALIZED MORTGAGE: 1.2%
 1,234,518          Bank of America Mortgage Securities,
                     4.413%, due 03/25/33                          1,255,819
   910,000          Washington Mutual,
                     5.000%, due 06/25/18                            930,475
                                                                ------------
                                                                   2,186,294
                                                                ------------
                    Total Collateralized Mortgage Obligations
                     and Other Asset Backed Securities
                     (Cost $5,715,019)                             5,918,382
                                                                ------------
                    Total Long-Term Investments
                     (Cost $157,907,638)                         171,585,820
                                                                ------------
SHORT-TERM INVESTMENTS: 7.6%
                    COMMERCIAL PAPER: 3.3%
 1,700,000          Bellsouth Corp.,
                     0.950%, due 07/02/03                          1,699,955
 1,369,000          Crown Point Capital,
                     1.070%, due 07/22/03                          1,368,146
 1,700,000          Delaware Funding Corp.,
                     1.180%, due 07/08/03                          1,699,610
 1,004,000          Stellar Funding Group,
                     1.080%, due 07/11/03                          1,003,699
                                                                ------------
                                                                   5,771,410
                                                                ------------
                    REPURCHASE AGREEMENT: 4.3%
 7,730,000          State Street Repurchase Agreement, 1.100%,
                     due 07/01/03, $7,730,236 to be received
                     upon repurchase (Collateralized by
                     $7,880,000 FHLB, 1.300%, Market Value
                     $7,887,391,
                     due 06/28/04)                                 7,730,000
                                                                ------------
                                                                   7,730,000
                                                                ------------
                    Total Short-Term Investments
                     (Cost $13,501,410)                           13,501,410

                                                               ------------
              TOTAL INVESTMENTS IN SECURITIES
               (COST $171,409,048)*                    103.6%  $185,087,230
              OTHER ASSETS AND LIABILITIES-NET          (3.6)    (6,417,438)
                                                      -------  ------------
              NET ASSETS                               100.0%  $178,669,792
                                                      =======  ============

 @      Non-income producing security
 @@     Foreign Issuer
 ADR    American Depositary Receipt
 A      Related Party
 #      Securities with purchases pursuant to Rule 144A, under the
        Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These
        securities have been determined to be liquid under the
        guidelines established by the Fund's Board of Directors
 TBA    To be announced
 REITs  Real Estate Investment Trusts
 *      Cost for federal income tax purposes is the same as for
        financial statement purposes. Net unrealized appreciation
        consists of:

        Gross Unrealized Appreciation                             $15,064,725
        Gross Unrealized Depreciation                              (1,386,543)
                                                                  -----------
        Net Unrealized Appreciation                               $13,678,182
                                                                  ===========

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
INCOME
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
COMMON STOCK: 47.1%
                    AEROSPACE/DEFENSE: 0.7%
     3,900          Boeing Co.                                  $    133,848
     5,600          Goodrich Corp.                                   117,600
     7,150          Lockheed Martin Corp.                            340,126
     6,950          Rockwell Collins, Inc.                           171,179
     2,150          United Technologies Corp.                        152,285
                                                                ------------
                                                                     915,038
                                                                ------------
                    AGRICULTURE: 0.3%
     9,600          Altria Group, Inc.                               436,224
                                                                ------------
                                                                     436,224
                                                                ------------
                    APPAREL: 0.7%
     9,200          Liz Claiborne, Inc.                              324,300
     4,900          Nike, Inc.                                       262,101
     2,775    @     Quiksilver, Inc.                                  45,760
     5,400    @     Reebok Intl. Ltd.                                181,602
     5,800    @     Skechers U.S.A., Inc.                             42,920
                                                                ------------
                                                                     856,683
                                                                ------------
                    AUTO MANUFACTURERS: 0.4%
    29,550          Ford Motor Co.                                   324,754
     3,000          Paccar, Inc.                                     202,680
                                                                ------------
                                                                     527,434
                                                                ------------
                    AUTO PARTS & EQUIPMENT: 0.1%
     5,875    @     Dura Automotive Systems, Inc.                     57,634
                                                                ------------
                                                                      57,634
                                                                ------------
                    BANKS: 2.2%
    12,300          Bank of America Corp.                            972,069
     5,400          Bank One Corp.                                   200,772
     7,600          Hibernia Corp.                                   138,016
     9,650          National City Corp.                              315,652
     8,950          US Bancorp                                       219,275
    14,150          Wachovia Corp.                                   565,434
     7,800          Wells Fargo & Co.                                393,120
                                                                ------------
                                                                   2,804,338
                                                                ------------
                    BEVERAGES: 0.8%
    11,500          Coca-Cola Co.                                    533,715
     2,075    @     Constellation Brands, Inc.                        65,155
     7,950          PepsiCo, Inc.                                    353,775
                                                                ------------
                                                                     952,645
                                                                ------------
                    BIOTECHNOLOGY: 0.6%
     6,000    @     Amgen, Inc.                                      398,640
     4,600    @     Chiron Corp.                                     201,112
     2,425    @     Invitrogen Corp.                                  93,047
                                                                ------------
                                                                     692,799
                                                                ------------
                    CHEMICALS: 0.3%
     4,200          Dow Chemical Co.                                 130,032
     5,500          Du Pont EI de Nemours & Co.                      229,020
     3,000          HB Fuller Co.                                     66,060
                                                                ------------
                                                                     425,112
                                                                ------------
                    COMMERCIAL SERVICES: 0.5%
     3,425    @     Corporate Executive Board Co.                    138,815
     3,300          Equifax, Inc.                                     85,800
     4,750          H&R Block, Inc.                                  205,437
     4,600    @     Quintiles Transnational Corp.                     65,274
     2,325    @     Rent-A-Center, Inc.                              176,258
                                                                ------------
                                                                     671,584
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    COMPUTERS: 1.8%
    23,450    @     Dell Computer Corp.                         $    749,462
     8,000    @     EMC Corp.                                         83,760
     3,350    @     Fidelity National Information Solutions,
                     Inc.                                             87,368
    14,150          Hewlett-Packard Co.                              301,395
     7,850          International Business Machines Corp.            647,625
     3,000    @     Lexmark Intl., Inc.                              212,310
     6,250    @     Perot Systems Corp.                               71,000
       825    @     Synopsys, Inc.                                    51,026
    12,125    @     Western Digital Corp.                            124,888
                                                                ------------
                                                                   2,328,834
                                                                ------------
                    COSMETICS/PERSONAL CARE: 1.4%
     7,000          Colgate-Palmolive Co.                            405,650
    13,100          Gillette Co.                                     417,366
    10,800          Procter & Gamble Co.                             963,144
                                                                ------------
                                                                   1,786,160
                                                                ------------
                    DISTRIBUTION/WHOLESALE: 0.1%
     1,300    @     Handleman Co.                                     20,800
     1,750    @     Scansource, Inc.                                  46,813
     2,450    @     Tech Data Corp.                                   65,440
                                                                ------------
                                                                     133,053
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 4.2%
     3,225    @     Affiliated Managers Group                        196,564
     6,050          American Express Co.                             252,950
     2,650          Bear Stearns Cos., Inc.                          191,913
     4,700          Capital One Financial Corp.                      231,146
    23,750          Citigroup, Inc.                                1,016,500
     3,200          Countrywide Financial Corp.                      222,624
     9,500          Fannie Mae                                       640,680
     8,700          Freddie Mac                                      441,699
    19,400          JP Morgan Chase & Co.                            663,092
     4,100          Lehman Brothers Holdings, Inc.                   272,568
    17,950          MBNA Corp.                                       374,078
    10,800          Merrill Lynch & Co., Inc.                        504,144
     5,000          Morgan Stanley                                   213,750
     2,325          New Century Financial Corp.                      101,486
                                                                ------------
                                                                   5,323,194
                                                                ------------
                    ELECTRIC: 1.1%
    22,000    @     AES Corp.                                        139,700
     4,950          Cinergy Corp.                                    182,110
     4,250          CMS Energy Corp.                                  34,425
     1,200          Dominion Resources, Inc.                          77,124
     2,700          Duke Energy Corp.                                 53,865
     5,350          Exelon Corp.                                     319,983
       850          FPL Group, Inc.                                   56,822
    11,300    @     PG&E Corp.                                       238,995
     2,050          PNM Resources, Inc.                               54,838
     4,700          PPL Corp.                                        202,100
     2,650          Southern Co.                                      82,574
                                                                ------------
                                                                   1,442,536
                                                                ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.2%
     8,800          American Power Conversion                        137,192
     1,550          Emerson Electric Co.                              79,205
                                                                ------------
                                                                     216,397
                                                                ------------
                    ELECTRONICS: 0.3%
     1,925    @     Benchmark Electronics, Inc.                       59,213
     4,525    @     Itron, Inc.                                       97,559
     3,350   @,@@   Mettler Toledo Intl., Inc.                       122,778
     4,300    @     Waters Corp.                                     125,259
                                                                ------------
                                                                     404,809
                                                                ------------
                    ENTERTAINMENT: 0.2%
     7,325    @     Alliance Gaming Corp.                            138,516
     3,300          GTECH Holdings Corp.                             124,245
                                                                ------------
                                                                     262,761
                                                                ------------
                    ENVIRONMENTAL CONTROL: 0.1%
     7,250    @     Allied Waste Industries, Inc.                     72,862
                                                                ------------
                                                                      72,862
                                                                ------------

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
INCOME
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    FOOD: 0.2%
     7,250          HJ Heinz Co.                                $    239,105
     1,700          Sensient Technologies Corp.                       38,777
                                                                ------------
                                                                     277,882
                                                                ------------
                    FOREST PRODUCTS & PAPER: 0.1%
     2,600          International Paper Co.                           92,898
     2,500          Plum Creek Timber Co., Inc.                       64,875
                                                                ------------
                                                                     157,773
                                                                ------------
                    GAS: 0.2%
     7,250          Oneok, Inc.                                      142,318
     1,500          Peoples Energy Corp.                              64,335
                                                                ------------
                                                                     206,653
                                                                ------------
                    HAND/MACHINE TOOLS: 0.1%
     2,700          Snap-On, Inc.                                     78,381
                                                                ------------
                                                                      78,381
                                                                ------------
                    HEALTHCARE -- PRODUCTS: 1.4%
     4,100          CR Bard, Inc.                                    292,371
     3,700    @     Edwards Lifesciences Corp.                       118,918
     6,050          Guidant Corp.                                    268,560
     2,525          Invacare Corp.                                    83,325
    13,800          Johnson & Johnson                                713,460
     4,525    @     Respironics, Inc.                                169,778
     2,225    @     Varian Medical Systems, Inc.                     128,093
                                                                ------------
                                                                   1,774,505
                                                                ------------
                    HEALTHCARE -- SERVICES: 1.2%
     3,550    A     Aetna, Inc.                                      213,710
     3,100    @     Anthem, Inc.                                     239,165
     8,350    @     Humana, Inc.                                     126,085
     3,925    @     Pacificare Health Systems                        193,620
     3,925    @     Sierra Health Services                            78,500
     8,200          UnitedHealth Group, Inc.                         412,050
     3,000    @     WellPoint Health Networks                        252,900
                                                                ------------
                                                                   1,516,030
                                                                ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.2%
    12,250    @     American Greetings                               240,590
     2,700          Tupperware Corp.                                  38,772
                                                                ------------
                                                                     279,362
                                                                ------------
                    INSURANCE: 2.2%
     6,250    @@    ACE Ltd.                                         214,312
     9,150          Aflac, Inc.                                      281,362
    10,250          Allstate Corp.                                   365,412
    12,050          American Intl. Group                             664,919
     3,875          Fidelity National Financial, Inc.                119,195
     4,125          First American Corp.                             108,694
     1,800          Landamerica Financial Group, Inc.                 85,500
     7,000          Principal Financial Group                        225,750
     4,000          Progressive Corp.                                292,400
     4,600          Safeco Corp.                                     162,288
     2,850    @@    XL Capital Ltd.                                  236,550
                                                                ------------
                                                                   2,756,382
                                                                ------------
                    INTERNET: 0.6%
     4,100    @     eBay, Inc.                                       427,138
     3,350    @     eSpeed, Inc.                                      66,196
     7,900    @     RSA Security, Inc.                                84,925
     4,000    @     Symantec Corp.                                   175,440
                                                                ------------
                                                                     753,699
                                                                ------------
                    LODGING: 0.0%
     3,100    @     La Quinta Corp.                                   13,361
       700          Starwood Hotels & Resorts Worldwide, Inc.         20,013
                                                                ------------
                                                                      33,374
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    MACHINERY -- DIVERSIFIED: 0.3%
     1,000    @     AGCO Corp.                                  $     17,080
     5,200          Deere & Co.                                      237,640
     2,450    @     Flowserve Corp.                                   48,191
     5,450          Rockwell Automation, Inc.                        129,928
                                                                ------------
                                                                     432,839
                                                                ------------
                    MEDIA: 1.6%
    20,800    @     AOL Time Warner, Inc.                            334,672
     2,750    @     Clear Channel Communications, Inc.               116,572
    10,750    @     Comcast Corp.                                    324,435
     3,425    @     Entercom Communications Corp.                    167,859
     1,000          Gannett Co., Inc.                                 76,810
     1,350          Media General, Inc.                               77,220
     1,900          Meredith Corp.                                    83,600
     1,650    @     Scholastic Corp.                                  49,137
     5,750          Tribune Co.                                      277,725
     8,150    @     Viacom, Inc.                                     355,829
     9,450          Walt Disney Co.                                  186,637
                                                                ------------
                                                                   2,050,496
                                                                ------------
                    METAL FABRICATE/HARDWARE: 0.1%
     3,800          Quanex Corp.                                     112,936
                                                                ------------
                                                                     112,936
                                                                ------------
                    MINING: 0.1%
     2,300          Newmont Mining Corp.                              74,658
                                                                ------------
                                                                      74,658
                                                                ------------
                    MISCELLANEOUS MANUFACTURING: 2.0%
     1,800          3M Co.                                           232,164
     7,050          Eastman Kodak Co.                                192,817
    64,750          General Electric Co.                           1,857,030
     4,000          Honeywell Intl., Inc.                            107,400
     9,300    @@    Tyco Intl. Ltd.                                  176,514
                                                                ------------
                                                                   2,565,925
                                                                ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.1%
    15,175          IKON Office Solutions, Inc.                      135,058
                                                                ------------
                                                                     135,058
                                                                ------------
                    OIL & GAS: 2.3%
     5,300          Anadarko Petroleum Corp.                         235,691
     4,950          ChevronTexaco Corp.                              357,390
     3,150          ConocoPhillips                                   172,620
    31,200          Exxon Mobil Corp.                              1,120,392
     4,000    @     Houston Exploration Co.                          138,800
     7,850          Marathon Oil Corp.                               206,848
     7,600          Occidental Petroleum Corp.                       254,980
     3,400          Sunoco, Inc.                                     128,316
     8,650    @     Tesoro Petroleum Corp.                            59,512
     6,600          Unocal Corp.                                     189,354
     3,675          Vintage Petroleum, Inc.                           41,454
                                                                ------------
                                                                   2,905,357
                                                                ------------
                    OIL & GAS SERVICES: 0.1%
    14,200    @     Veritas DGC, Inc.                                163,300
                                                                ------------
                                                                     163,300
                                                                ------------
                    PACKAGING & CONTAINERS: 0.3%
     3,150          Ball Corp.                                       143,356
     4,050    @     Sealed Air Corp.                                 193,023
                                                                ------------
                                                                     336,379
                                                                ------------
                    PHARMACEUTICALS: 2.6%
     7,250          Abbott Laboratories                              317,260
     5,200          Eli Lilly & Co.                                  358,644
     7,525          ICN Pharmaceuticals, Inc.                        126,119
     8,850    @     King Pharmaceuticals, Inc.                       130,626

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
INCOME
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    PHARMACEUTICALS (CONTINUED)
     1,200          Medicis Pharmaceutical                      $     68,040
    17,300          Merck & Co., Inc.                              1,047,515
    36,850          Pfizer, Inc.                                   1,258,428
                                                                ------------
                                                                   3,306,632
                                                                ------------
                    PIPELINES: 0.0%
     1,075          Williams Energy Partners LP                       50,912
                                                                ------------
                                                                      50,912
                                                                ------------
                    REAL ESTATE: 0.1%
     4,125          LNR Property Corp.                               154,275
                                                                ------------
                                                                     154,275
                                                                ------------
                    REITS: 3.3%
     4,900          Acadia Realty Trust                               44,786
     1,300          Alexandria Real Estate Equities, Inc.             58,500
     1,900          AMB Property Corp.                                53,523
     6,200          American Financial Realty Trust                   92,442
     1,100          American Land Lease, Inc.                         18,480
     3,000          Apartment Investment & Management Co.            103,800
     4,157          Archstone-Smith Trust                             99,768
     2,100          Arden Realty, Inc.                                54,495
     1,600          Bedford Property Investors                        45,440
     2,900          Boston Properties, Inc.                          127,020
     1,000          BRE Properties                                    33,200
     1,300          Capital Automotive REIT                           36,387
     2,500          CarrAmerica Realty Corp.                          69,525
     2,000          CBL & Associates Properties, Inc.                 86,000
     1,200          Centerpoint Properties Trust                      73,500
     4,600          Chelsea Property Group, Inc.                     185,426
     1,500          Colonial Properties Trust                         52,785
     2,000          Commercial Net Lease Realty                       34,480
     4,000          Corporate Office Properties Trust SBI MD          67,720
     1,400          Developers Diversified Realty Corp.               39,816
     9,280          Equity Office Properties Trust                   250,653
       700          Equity One, Inc.                                  11,480
     7,804          Equity Residential                               202,514
       400          Essex Property Trust, Inc.                        22,900
     1,200          FelCor Lodging Trust, Inc.                         9,420
     2,400          General Growth Properties, Inc.                  149,856
     2,800          Glenborough Realty Trust, Inc.                    53,620
     1,300          Health Care Property Investors, Inc.              55,055
     2,300          Hospitality Properties Trust                      71,875
     5,900    @     Host Marriott Corp.                               53,985
     9,000          HRPT Properties Trust                             82,800
     2,700          iStar Financial, Inc.                             98,550
     2,100          Kilroy Realty Corp.                               57,750
     3,725          Kimco Realty Corp.                               141,178
     2,500          Mack-Cali Realty Corp.                            90,950
     2,100          Meristar Hospitality Corp.                        10,794
     3,000          MFA Mortgage Investments, Inc.                    30,120
     2,800          National Health Investors, Inc.                   51,632
     3,800          New Plan Excel Realty Trust                       81,130
     2,000          Newcastle Investment Corp.                        39,160
     1,200          Pan Pacific Retail Properties, Inc.               47,220
     1,700          Pennsylvania Real Estate Investment Trust         50,915
     3,900          Prologis                                         106,470
     1,600          PS Business Parks, Inc.                           56,480
     1,000          Public Storage, Inc.                              33,990
     1,100          Ramco-Gershenson Properties                       25,630
     4,300          Reckson Associates Realty Corp.                   89,698
     4,700          Regency Centers Corp.                            164,406
     1,900          Rouse Co.                                         72,390
     4,900          Simon Property Group, Inc.                       191,247
     1,200          SL Green Realty Corp.                             41,868
     1,500          Sovran Self Storage, Inc.                         47,250
     1,050          Sun Communities, Inc.                             41,265
     2,300          Taubman Centers, Inc.                             44,068
     3,600          United Dominion Realty Trust, Inc.                61,992
     4,300          Ventas, Inc.                                      65,145
     3,500          Vornado Realty Trust                             152,600
                                                                ------------
                                                                   4,235,149
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    RETAIL: 2.4%
     4,175          Claire's Stores, Inc.                       $    105,878
     5,450          Federated Department Stores                      200,832
    10,800          Home Depot, Inc.                                 357,696
     2,425    @     Jack in the Box, Inc.                             54,078
     3,550          Lowe's Cos., Inc.                                152,473
     4,850          McDonald's Corp.                                 106,991
     7,350    @     Movie Gallery, Inc.                              135,608
     5,475    @     ShopKo Stores, Inc.                               71,175
     6,525    @     Sports Authority, Inc.                            69,818
    11,050    @     Staples, Inc.                                    202,768
     2,900    @     United Auto Group, Inc.                           63,162
    13,100          Walgreen Co.                                     394,310
    20,400          Wal-Mart Stores, Inc.                          1,094,868
                                                                ------------
                                                                   3,009,657
                                                                ------------
                    SAVINGS & LOANS: 1.0%
     7,375          BankAtlantic Bancorp, Inc.                        87,689
     1,575          Downey Financial Corp.                            65,047
     4,475    @     FirstFed Financial Corp.                         157,923
    11,700          Flagstar Bancorp, Inc.                           286,065
     5,823          New York Community BanCorp., Inc.                169,391
    11,200          Washington Mutual, Inc.                          462,560
     1,775          Webster Financial Corp.                           67,095
                                                                ------------
                                                                   1,295,770
                                                                ------------
                    SEMICONDUCTORS: 0.8%
    11,150    @     Altera Corp.                                     182,860
    14,650    @     Applied Micro Circuits Corp.                      88,632
     5,825    @     Cirrus Logic, Inc.                                23,416
    30,600          Intel Corp.                                      635,990
    13,550    @     Silicon Image, Inc.                               75,609
                                                                ------------
                                                                   1,006,507
                                                                ------------
                    SOFTWARE: 3.5%
     5,800          Adobe Systems, Inc.                              186,006
     7,150    @     Citrix Systems, Inc.                             145,574
    11,400          Computer Associates Intl., Inc.                  253,992
    14,150    @     Compuware Corp.                                   81,645
     3,500          First Data Corp.                                 145,040
     4,175          Inter-Tel, Inc.                                   88,594
     4,900    @     Intuit, Inc.                                     218,197
     3,650    @     Mercury Interactive Corp.                        140,927
    71,850          Microsoft Corp.                                1,840,079
     8,150    @     NETIQ Corp.                                      125,999
    31,600    @     Novell, Inc.                                      97,328
    50,900    @     Oracle Corp.                                     611,818
     6,125    @     Pinnacle Systems, Inc.                            65,538
    15,800    @     ScanSoft, Inc.                                    85,794
    16,200    @     Siebel Systems, Inc.                             154,548
     8,850    @     Veritas Software Corp.                           253,730
                                                                ------------
                                                                   4,494,809
                                                                ------------
                    TELECOMMUNICATIONS: 3.2%
    13,150    @     Arris Group, Inc.                                 65,224
    19,850    @     Avaya, Inc.                                      128,231
     2,925          Black Box Corp.                                  105,885
    57,150    @     Cisco Systems, Inc.                              953,833
     3,500    @     Commonwealth Telephone Enterprises, Inc.         153,895
     7,650    @     Comverse Technology, Inc.                        114,979
     2,300          Harris Corp.                                      69,115
    16,900    @     Nextel Communications, Inc.                      305,552
     2,900          Qualcomm, Inc.                                   103,675
     2,075    @     SafeNet, Inc.                                     58,059
    28,650          SBC Communications, Inc.                         732,008
     6,900          Scientific-Atlanta, Inc.                         164,496

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
INCOME
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                    TELECOMMUNICATIONS (CONTINUED)
    17,350          Sprint Corp.-FON Group                      $    249,840
    22,050          Verizon Communications, Inc.                     869,873
                                                                ------------
                                                                   4,074,665
                                                                ------------
                    TOYS/GAMES/HOBBIES: 0.3%
     6,200          Hasbro, Inc.                                     108,438
    10,650          Mattel, Inc.                                     201,498
                                                                ------------
                                                                     309,936
                                                                ------------
                    TRANSPORTATION: 0.8%
     4,950          FedEx Corp.                                      307,048
    10,700          United Parcel Service, Inc.                      681,590
                                                                ------------
                                                                     988,638
                                                                ------------
                    Total Common Stock
                     (Cost $54,723,520)                           59,848,036
                                                                ------------
Principal
  Amount                                                           Value
----------------------------------------------------------------------------
CORPORATE BONDS: 6.8%
                    AEROSPACE/DEFENSE: 0.1%
$  130,000          Raytheon Co.,
                     6.150%, due 11/01/08                       $    147,163
                                                                ------------
                                                                     147,163
                                                                ------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    AUTO MANUFACTURERS: 0.1%
$  114,000          DaimlerChrysler NA Holding Corp., 7.200%,
                     due 09/01/09                               $    129,746
                                                                ------------
                                                                     129,746
                                                                ------------
                    BANKS: 0.7%
   120,000          Bank of America Corp.,
                     4.875%, due 09/15/12                            126,879
    75,000          Bank One Corp.,
                     6.500%, due 02/01/06                             83,307
    50,000          M&T Bank Corp.,
                     3.850%, due 04/01/13                             51,075
   120,000          Mellon Bank NA,
                     7.625%, due 09/15/07                            143,854
    70,000          Mellon Capital I,
                     7.720%, due 12/01/26                             82,686
   170,000          Suntrust Bank,
                     6.375%, due 04/01/11                            199,784
   135,000          Wachovia Bank,
                     7.875%, due 02/15/10                            165,598
                                                                ------------
                                                                     853,183
                                                                ------------
                    BEVERAGES: 0.4%
    37,000          Anheuser-Busch Cos., Inc.,
                     6.500%, due 02/01/43                             43,586
    98,000          Coors Brewing Co.,
                     6.375%, due 05/15/12                            112,659
   335,000    #     Pepsi Bottling Holdings, Inc.,
                     5.375%, due 02/17/04                            343,573
                                                                ------------
                                                                     499,818
                                                                ------------
                    COSMETICS/PERSONAL CARE: 0.1%
    73,000          Colgate-Palmolive Co.,
                     5.980%, due 04/25/12                             84,314
    42,000          Procter & Gamble Co.,
                     6.875%, due 09/15/09                             50,999
                                                                ------------
                                                                     135,313
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.8%
   145,000          American Express Credit Corp.,
                     4.250%, due 02/07/05                            151,078
   195,000          Associates Corp. of N. America,
                     6.950%, due 11/01/18                            239,873
   145,000          Boeing Capital Corp.,
                     7.100%, due 09/27/05                            160,020
   220,000          Citigroup, Inc.,
                     7.250%, due 10/01/10                            266,943
   390,000          Countrywide Home Loans, Inc.,
                     4.250%, due 12/19/07                            410,086
   114,000          Ford Motor Credit Co.,
                     7.500%, due 03/15/05                            121,193
   112,000          Ford Motor Credit Co.,
                     7.875%, due 06/15/10                            120,181
   225,000          General Electric Capital Corp.,
                     5.000%, due 06/15/07                            245,209
   135,000          General Electric Capital Corp.,
                     5.450%, due 01/15/13                            146,498
    79,000          General Motors Acceptance Corp.,
                     7.625%, due 06/15/04                             82,886
   120,000          General Motors Acceptance Corp.,
                     7.750%, due 01/19/10                            129,313
    27,000          General Motors Acceptance Corp.,
                     8.000%, due 11/01/31                             26,564
   113,000          Goldman Sachs Group, Inc.,
                     6.600%, due 01/15/12                            131,523
   835,000          Household Finance Corp.,
                     5.875%, due 09/25/04                            878,970
   210,000          Morgan Stanley,
                     5.300%, due 03/01/13                            223,621
   200,000   @@,#   PF Export Receivables Master Trust,
                     3.748%, due 06/01/13                            201,838
    53,000          Textron Financial Corp.,
                     7.125%, due 12/09/04                             56,620
                                                                ------------
                                                                   3,592,416
                                                                ------------
                    ELECTRIC: 0.2%
    50,000          Boston Edison Co.,
                     4.875%, due 10/15/12                             52,751
    30,000          Dominion Resources, Inc.,
                     6.250%, due 06/30/12                             34,037
    69,000          Duke Energy Corp.,
                     7.375%, due 03/01/10                             81,171
   123,000          Georgia Power Co.,
                     4.875%, due 07/15/07                            132,730
                                                                ------------
                                                                     300,689
                                                                ------------
                    FOOD: 0.5%
   185,000          Archer-Daniels-Midland Co.,
                     5.935%, due 10/01/32                            198,170
    82,000          ConAgra Foods, Inc.,
                     7.500%, due 09/15/05                             91,489
    97,000          General Mills, Inc.,
                     5.125%, due 02/15/07                            105,752
   105,000          Kellogg Co.,
                     7.450%, due 04/01/31                            133,684
    36,000          Safeway, Inc.,
                     5.800%, due 08/15/12                             38,672
    95,000          Unilever Capital Corp.,
                     6.875%, due 11/01/05                            106,111
                                                                ------------
                                                                     673,878
                                                                ------------
                    INSURANCE: 0.1%
   120,000          Allstate Corp.,
                     7.875%, due 05/01/05                            133,370
                                                                ------------
                                                                     133,370
                                                                ------------

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
INCOME
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    MACHINERY -- DIVERSIFIED: 0.0%
$   39,000          Dover Corp.,
                     6.450%, due 11/15/05                       $     43,183
                                                                ------------
                                                                      43,183
                                                                ------------
                    MEDIA: 0.3%
   140,000          Comcast Corp.,
                     5.300%, due 01/15/14                            144,330
   230,000          Time Warner, Inc.,
                     6.950%, due 01/15/28                            247,126
                                                                ------------
                                                                     391,456
                                                                ------------
                    OIL & GAS: 0.3%
    23,000    @@    Canadian Natural Resources Ltd.,
                     5.450%, due 10/01/12                             24,998
   140,000    @@    Conoco Funding Co.,
                     5.450%, due 10/15/06                            154,660
   124,000          Conoco, Inc.,
                     5.900%, due 04/15/04                            128,289
                                                                ------------
                                                                     307,947
                                                                ------------
                    PACKAGING & CONTAINERS: 0.1%
    60,000    #     Sealed Air Corp.,
                     5.625%, due 07/15/13                             60,640
                                                                ------------
                                                                      60,640
                                                                ------------
                    PHARMACEUTICALS: 0.1%
   101,000          Abbott Laboratories,
                     5.625%, due 07/01/06                            111,908
                                                                ------------
                                                                     111,908
                                                                ------------
                    PIPELINES: 0.1%
    63,000          Duke Energy Field Services LLC,
                     7.500%, due 08/16/05                             68,932
    65,000    #     Equitable Resources, Inc.,
                     5.150%, due 03/01/18                             69,267
                                                                ------------
                                                                     138,199
                                                                ------------
                    REGIONAL (STATE/PROVINCE): 0.3%
    65,000    @@    Province of Ontario,
                     3.282%, due 03/28/08                             66,684
   121,000    @@    Province of Ontario,
                     6.000%, due 02/21/06                            134,109
   140,000    @@    Province of Quebec,
                     7.500%, due 09/15/29                            187,332
                                                                ------------
                                                                     388,125
                                                                ------------
                    REITS: 0.0%
    30,000          Prologis,
                     5.500%, due 03/01/13                             32,080
                                                                ------------
                                                                      32,080
                                                                ------------
                    RETAIL: 0.2%
    50,000          May Department Stores Co.,
                     6.900%, due 01/15/32                             55,811
    60,000          Target Corp.,
                     7.000%, due 07/15/31                             72,051
   103,000          Wal-Mart Stores, Inc.,
                     6.875%, due 08/10/09                            124,125
                                                                ------------
                                                                     251,987
                                                                ------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    SOVEREIGN: 0.0%
$   44,000    @@    Mexico Government Intl. Bond,
                     8.000%, due 09/24/22                       $     49,390
                                                                ------------
                                                                      49,390
                                                                ------------
                    TELECOMMUNICATIONS: 0.4%
   200,000          Sprint Capital Corp.,
                     6.000%, due 01/15/07                            215,136
   190,000          Verizon Global Funding Corp.,
                     7.250%, due 12/01/10                            228,582
                                                                ------------
                                                                     443,718
                                                                ------------
                    Total Corporate Bonds
                     (Cost $7,995,953)                             8,684,209
                                                                ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.2%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.4%
   264,283          6.000%, due 06/01/28                             274,471
 1,317,912          7.000%, due 11/01/31                           1,382,093
   160,160          7.500%, due 12/01/11                             170,953
                                                                ------------
                                                                   1,827,517
                                                                ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 12.8%
   650,000          2.375%, due 04/13/06                             656,498
 7,655,000          3.500%, due 01/28/08                           7,881,542
 1,000,000          5.000%, due 08/25/18 TBA                       1,030,938
 1,800,000          5.500%, due 10/15/33 TBA                       1,849,500
 2,940,000          6.000%, due 10/15/32 TBA                       3,052,088
   390,227          6.500%, due 11/01/13                             412,116
   468,482          6.500%, due 02/01/28                             489,354
   100,181          7.500%, due 07/01/11                             107,289
    90,253          7.500%, due 11/01/30                              95,920
   614,246          8.500%, due 09/01/26                             668,830
                                                                ------------
                                                                  16,244,075
                                                                ------------
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.0%
   325,641          6.500%, due 01/15/29                             342,459
   201,750          6.500%, due 10/15/31                             211,901
   524,404          6.500%, due 01/15/32                             550,787
    92,382          7.000%, due 04/15/27                              97,823
   119,184          7.000%, due 01/15/28                             126,106
    99,427          7.000%, due 01/15/28                             105,202
   344,926          7.000%, due 02/15/28                             364,959
   111,026          7.000%, due 02/15/28                             117,474
   374,313          7.000%, due 02/15/28                             396,054
   209,752          7.000%, due 07/15/28                             221,935
   276,235          7.000%, due 05/15/31                             291,859
   755,187          7.500%, due 12/15/23                             809,228
   150,039          8.000%, due 07/15/24                             162,993
                                                                ------------
                                                                   3,798,780
                                                                ------------
                    Total U.S. Government Agency Obligations
                     (Cost $21,371,858)                           21,870,372
                                                                ------------
U.S. TREASURY OBLIGATIONS: 19.1%
                    U.S. TREASURY BONDS: 4.4%
 1,285,000          5.375%, due 02/15/31                           1,447,383
 1,300,000          6.125%, due 08/15/29                           1,588,895
 1,770,000          8.125%, due 05/15/21                           2,585,377
                                                                ------------
                                                                   5,621,655
                                                                ------------
                    U.S. TREASURY NOTES: 14.7%
 5,777,000          1.250%, due 05/31/05                           5,775,423
    65,000          2.625%, due 05/15/08                              65,614
   125,000          3.000%, due 02/29/04                             126,699
    42,000          3.375%, due 04/30/04                              42,838
 2,010,000          3.625%, due 08/31/03                           2,019,501
 3,407,000          3.625%, due 05/15/13                           3,434,685
 1,491,000          4.625%, due 05/15/06                           1,616,745
    38,000          4.750%, due 02/15/04                              38,898
   361,000          5.000%, due 02/15/11                             405,321
   155,000          5.000%, due 08/15/11                             173,915
   750,000          5.625%, due 05/15/08                             860,039
   509,000          5.750%, due 08/15/10                             595,948
   867,000          5.875%, due 11/15/04                             922,983
   985,000          6.000%, due 08/15/09                           1,162,185

                 See Accompanying Notes to Financial Statements

ING
VP STRATEGIC
ALLOCATION
INCOME
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                           Value
----------------------------------------------------------------------------
                    U.S. TREASURY NOTES (CONTINUED)
$  472,000          6.500%, due 08/15/05                        $    523,146
   743,000          6.500%, due 02/15/10                             901,613
                                                                ------------
                                                                  18,665,553
                                                                ------------
                    Total U.S. Treasury Obligations
                     (Cost $23,177,265)                           24,287,208
                                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND OTHER ASSET BACKED SECURITIES: 6.1%
                    COMMERCIAL MBS: 0.3%
   370,000          Wachovia Bank Commercial Mortgage Trust,
                     3.989%, due 06/15/35                            371,823
                                                                ------------
                                                                     371,823
                                                                ------------
                    CREDIT CARD ABS: 0.7%
   855,000          Chemical Master Credit Card Trust 1,
                     7.090%, due 02/15/09                            935,908
                                                                ------------
                                                                     935,908
                                                                ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.8%
 3,300,000          Core Investment Grade Bond Trust I,
                     4.727%, due 11/30/07                          3,506,993
                                                                ------------
                                                                   3,506,993
                                                                ------------
                    WHOLE LOAN MORTGAGE COLLATERAL: 2.3%
 1,663,535          Bank of America Mortgage Securities,
                     4.413%, due 03/25/33                          1,692,238
 1,210,000          Washington Mutual, 5.000%, due 06/25/18        1,237,225
                                                                ------------
                                                                   2,929,463
                                                                ------------
                    Total Collateralized Mortgage Obligations
                     and Other Asset Backed Securities
                     (Cost $7,479,081)                             7,744,187
                                                                ------------
                    Total Long-Term Investments
                     (Cost $114,747,677)                         122,434,012
                                                                ------------
SHORT-TERM INVESTMENTS: 8.8%
                    COMMERCIAL PAPER: 1.8%
   490,000          Bellsouth Corp.,
                     0.950%, due 07/02/03                            489,987
 1,056,000          Delaware Funding Corp.,
                     1.180%, due 07/08/03                          1,055,758
   700,000          Stellar Funding Group,
                     1.080%, due 07/11/03                            699,790
                                                                ------------
                                                                   2,245,535
                                                                ------------
                    REPURCHASE AGREEMENT: 7.0%
 8,970,000          State Street Repurchase Agreement, 1.100%,
                     due 07/01/03, $8,970,274 to be received
                     upon repurchase (Collateralized by
                     $9,025,000 FHLB, 2.125%, Market Value
                     $9,150,032, due 12/15/04)                     8,970,000
                                                                ------------
                                                                   8,970,000
                                                                ------------
                    Total Short-Term Investments
                     (Cost $11,215,535)                           11,215,535
                                                                ------------


            TOTAL INVESTMENTS IN SECURITIES
             (COST $125,963,212)*                       105.1%  $133,649,547
            OTHER ASSETS AND LIABILITIES-NET             (5.1)    (6,515,913)
                                                        ------  ------------
            NET ASSETS                                  100.0%  $127,133,634
                                                        ======  ============

 @      Non-income producing security
 @@     Foreign Issuer
 ADR    American Depositary Receipt
 A      Related Party
 #      Securities with purchases pursuant to Rule 144A, under the
        Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These
        securities have been determined to be liquid under the
        guidelines established by the Fund's Board of Directors
 TBA    To be announced
 REITs  Real Estate Investment Trusts
 *      Cost for federal income tax purposes is the same as for
        financial statement purposesNet unrealized appreciation
        consists of:

        Gross Unrealized Appreciation                               $8,431,540
        Gross Unrealized Depreciation                                 (745,205)
                                                                    ----------
        Net Unrealized Appreciation                                 $7,686,335
                                                                    ==========

                 See Accompanying Notes to Financial Statements

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------
The business and affairs of the Series are managed under the direction of the Series' Board of Directors. Information pertaining to the Directors and Officers of the Series is set forth below. The Statement of Additional Information includes additional information about directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                 POSITION(S)     TERM OF OFFICE
                                    HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE          WITH COMPANIES    TIME SERVED(1)          DURING THE PAST FIVE YEARS
---------------------          --------------    --------------          --------------------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.          Director        June 1998 to     Director, Business and Economic Research
7337 E. Doubletree Ranch Rd.                     Present          Center, 1999 to present, and Professor
Scottsdale, AZ 85258                                              of Economics and Finance, Middle
Born: 1941                                                        Tennessee State University, 1991 to
                                                                  present.

Maria T. Fighetti                Director        October 1994 to  Associate Commissioner for Contract
7337 E. Doubletree Ranch Rd.                     Present          Management, Health Services, New York
Scottsdale, AZ 85258                                              City Department of Mental Health, Mental
Born: 1943                                                        Retardation and Alcohol Services, 1996
                                                                  to October 2002.

Sidney Koch                      Director        October 1994 to  Financial Adviser, self-employed,
7337 E. Doubletree Ranch Rd.                     Present          January 1993 to present.
Scottsdale, AZ 85258
Born: 1935

Corine T. Norgaard               Director        October 1994 to  Dean of the Barney School of Business,
7337 E. Doubletree Ranch Rd.                     Present          University of Hartford
Scottsdale, AZ 85258                                              (West Hartford, CT), August 1996
Born: 1937                                                        to present.

Edward T. O'Dell                 Director        June 2002 to     Formerly, Partner/Chairman of Financial
7337 E. Doubletree Ranch Rd.                     Present          Service Group, Goodwin Proctor LLP
Scottsdale, AZ 85258                                              (January 1970 to September 2000);
Born: 1935                                                        Chairman, Committee I -- International
                                                                  Bar Association (1995 to 1999).

Joseph E. Obermeyer(2)           Director        January, 2003    President, Obermeyer & Associates, Inc.
7337 E. Doubletree Ranch Rd.                     to Present       (November 1999 to present) and Senior
Scottsdale, AZ 85258                                              Manager, Arthur Anderson LLP (1995 to
Born: 1957                                                        October 1999).
INTERESTED DIRECTORS:

J. Scott Fox(3)                  Director        December 1997    Chief Executive Officer (July 2001 to
7337 E. Doubletree Ranch Rd.                     to present       present), President (April 2001 to
Scottsdale, AZ 85258                                              present), Director, Chief Operating
Born: 1955                                                        Officer (April 1994 to present), Chief
                                                                  Financial Officer (April 1994 to July
                                                                  2001), Managing Director (April 1994 to
                                                                  April 2001), Aeltus Investment
                                                                  Management, Inc.; Executive Vice
                                                                  President (April 2001 to present),
                                                                  Director, Chief Operating Officer
                                                                  (February 1995 to present), Chief
                                                                  Financial Officer, Managing Director
                                                                  (February 1995 to April 2001), Aeltus
                                                                  Capital, Inc.; Senior Vice
                                                                  President -- Operations, Aetna Life
                                                                  Insurance and Annuity Company, March
                                                                  1997 to December 1997.

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX          OTHER DIRECTORSHIPS
                               OVERSEEN BY              HELD BY
NAME, ADDRESS AND AGE           DIRECTOR                DIRECTOR
---------------------          -----------        -------------------
NON-INTERESTED DIRECTORS:
Albert E. DePrince, Jr.           54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1941
Maria T. Fighetti                 54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1943
Sidney Koch                       54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
Corine T. Norgaard                54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1937
Edward T. O'Dell                  54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
Joseph E. Obermeyer(2)            54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1957
INTERESTED DIRECTORS:
J. Scott Fox(3)                   54         Mr. Fox serves as Director of
7337 E. Doubletree Ranch Rd.                 the Board of IPC Financial
Scottsdale, AZ 85258                         Network, Inc.
Born: 1955

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                 POSITION(S)     TERM OF OFFICE
                                    HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE          WITH COMPANIES    TIME SERVED(1)          DURING THE PAST FIVE YEARS
---------------------          --------------    --------------          --------------------------
INTERESTED DIRECTORS:
Thomas J. McInerney(4)           Director        February 2001    Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                     to Present       Financial Services (September 2001 to
Scottsdale, AZ 85258                                              present); General Manager and Chief
Born: 1956                                                        Executive Officer, ING U.S. Worksite
                                                                  Financial Services (December 2000 to
                                                                  present); Member, ING Americas Executive
                                                                  Committee (2001 to present); President,
                                                                  Chief Executive Officer and Director of
                                                                  Northern Life Insurance Company (2001 to
                                                                  present), ING Aeltus Holding Company,
                                                                  Inc. (2000 to present), ING Retail
                                                                  Holding Company (1998 to present).
                                                                  Formerly, ING Life Insurance and Annuity
                                                                  Company (1997 to November 2002); ING
                                                                  Retirement Holdings, Inc. (1997 to March
                                                                  2003). General Manager and Chief
                                                                  Executive Officer, ING Worksite Division
                                                                  (December 2000 to October 2001),
                                                                  President, ING-SCI, Inc. (August 1997 to
                                                                  December 2000); President, Aetna
                                                                  Financial Services (August 1997 to
                                                                  December 2000); Head of National
                                                                  Accounts, Core Sales and Marketing,
                                                                  Aetna U.S. Healthcare (April 1996 to
                                                                  March 1997)

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX          OTHER DIRECTORSHIPS
                               OVERSEEN BY              HELD BY
NAME, ADDRESS AND AGE           DIRECTOR                DIRECTOR
---------------------          -----------        -------------------
INTERESTED DIRECTORS:
Thomas J. McInerney(4)            165        Director, Hemisphere, Inc.
7337 E. Doubletree Ranch Rd.                 (May 2003- present). Trustee,
Scottsdale, AZ 85258                         ING Investors Trust (February
Born: 1956                                   2002-Present); Director,
                                             Equitable Life Insurance Co.,
                                             Golden American Life Insurance
                                             Co., Life Insurance Company of
                                             Georgia, Midwestern United
                                             Life Insurance Co., ReliaStar
                                             Life Insurance Co., Security
                                             Life of Denver, Security
                                             Connecticut Life Insurance
                                             Co., Southland Life Insurance
                                             Co., USG Annuity and Life
                                             Company, and United Life and
                                             Annuity Insurance Co. Inc
                                             (March 2001-Present); Trustee,
                                             Ameribest Life Insurance Co.,
                                             (2001-2003); Trustee, First
                                             Columbine Life Insurance Co.,
                                             (2001-2002); Member of the
                                             Board, National Commission on
                                             Retirement Policy, Governor's
                                             Council on Economic
                                             Competitiveness and Technology
                                             of Connecticut, Connecticut
                                             Business and Industry
                                             Association, Bushnell;
                                             Connecticut Forum; Metro
                                             Hartford Chamber of Commerce;
                                             and is Chairman, Concerned
                                             Citizens for Effective
                                             Government.

------------------
(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Mr. Obermeyer was elected to the Board on January 1, 2003.

(3) Mr. Fox is an "interested person" as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with Aeltus Investment Management, Inc., an affiliate of ING Investments, LLC.

(4) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH COMPANIES         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:

James M. Hennessy                  President, Chief         February 2002        President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.       Executive Officer,       to Present           ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258               and Chief Operating                           Services, LLC, ING Advisors, Inc., ING
Born: 1949                         Officer                                       Investments, LLC, Lexington Funds
                                                                                 Distributor, Inc., Express America T.C.
                                                                                 Inc. and EAMC Liquidation Corp. (since
                                                                                 December 2001); Executive Vice President
                                                                                 and Chief Operating Officer of ING Funds
                                                                                 Distributor, LLC (since June 2000).
                                                                                 Formerly, Executive Vice President and
                                                                                 Chief Operating Officer of ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to September 2002); Senior
                                                                                 Executive Vice President (June 2000 to
                                                                                 December 2000) and Secretary (April 1995
                                                                                 to December 2000) of ING Capital
                                                                                 Corporation, LLC, ING Funds Services,
                                                                                 LLC, ING Investments, LLC, ING Advisors,
                                                                                 Inc., Express America T.C. Inc., and
                                                                                 EAMC Liquidation Corp.; and Executive
                                                                                 Vice President, ING Capital Corporation,
                                                                                 LLC and its affiliates (May 1998 to June
                                                                                 2000) and Senior Vice President, ING
                                                                                 Capital Corporation, LLC and its
                                                                                 affiliates (April 1995 to April 1998).

Stanley D. Vyner                   Executive Vice           February 2002        Executive Vice President of ING
7337 E. Doubletree Ranch Rd        President                to Present           Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                                             (since July 2000) and Chief Investment
Born: 1950                                                                       Officer of the International Portfolios,
                                                                                 ING Investments, LLC (since July 1996).
                                                                                 Formerly, President and Chief Executive
                                                                                 Officer of ING Investments, LLC (August
                                                                                 1996 to August 2000).

Michael J. Roland                  Executive Vice           April 2002 to        Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.       President and            Present              Financial Officer and Treasurer of ING
Scottsdale, AZ 85258               Assistant Secretary                           Funds Services, LLC, ING Funds
Born: 1958                         Principal Financial      February 2002        Distributor, LLC, ING Advisors, Inc.,
                                   Officer                  to Present           ING Investments, LLC (December 2001 to
                                                                                 present), Lexington Funds Distributor,
                                                                                 Inc., Express America T.C. Inc. and EAMC
                                                                                 Liquidation Corp. (since December 2001).
                                                                                 Formerly, Executive Vice President,
                                                                                 Chief Financial Officer and Treasurer of
                                                                                 ING Quantitative Management, Inc.
                                                                                 (December 2001 to October 2002); Senior
                                                                                 Vice President, ING Funds Services, LLC,
                                                                                 ING Investments, LLC, and ING Funds
                                                                                 Distributor, LLC (June 1998 to December
                                                                                 2001) and Chief Financial Officer of
                                                                                 Endeavor Group (April 1997 to June
                                                                                 1998).

Robert S. Naka                     Senior Vice              February 2002        Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            to Present           Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258               Assistant Secretary                           ING Funds Distributor, LLC, ING
Born: 1963                                                                       Advisors, Inc., ING Investments, LLC
                                                                                 (October 2001 to present) and Lexington
                                                                                 Funds Distributor, Inc. (since December
                                                                                 2001). Formerly, Senior Vice President
                                                                                 and Assistant Secretary for ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to October 2002); Vice President,
                                                                                 ING Investments, LLC (April 1997 to
                                                                                 October 1999), ING Funds Services, LLC
                                                                                 (February 1997 to August 1999) and
                                                                                 Assistant Vice President, ING Funds
                                                                                 Services, LLC (August 1995 to February
                                                                                 1997).

Robyn L. Ichilov                   Vice President and       February 2002        Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.       Treasurer                to Present           LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                             Investments, LLC (since August 1997);
Born: 1967                                                                       Accounting Manager, ING Investments, LLC
                                                                                 (since November 1995).

Kimberly A. Anderson               Vice President and       February 2002        Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.       Secretary                to Present           of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                                             Distributor, LLC, ING Advisors, Inc.,
Born: 1964                                                                       ING Investments, LLC (since October
                                                                                 2001) and Lexington Funds Distributor,
                                                                                 Inc. since December 2001). Formerly,
                                                                                 Vice President for ING Quantitative
                                                                                 Management, Inc. (October 2001 to
                                                                                 October 2002); Assistant Vice President
                                                                                 of ING Funds Services, LLC (November
                                                                                 1999 to January 2001) and has held
                                                                                 various other positions with ING Funds
                                                                                 Services, LLC for more than the last
                                                                                 five years.

Lauren D. Bensinger                Vice President           April 2003 to        Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                Present              Officer, ING Funds Distributor, LLC.
Scottsdale, AZ 85258                                                             (July 1995-Present); Vice President
Born: 1954                                                                       (February 1996-Present) and Chief
                                                                                 Compliance Officer (October
                                                                                 2001-Present) ING Investments, LLC; Vice
                                                                                 President and Chief Compliance Officer,
                                                                                 ING Advisors, Inc. (July 2000-Present),
                                                                                 Vice President and Chief Compliance
                                                                                 Officer, ING Quantitative Management,
                                                                                 Inc. (July 2000-September 2002), and
                                                                                 Vice President, ING Fund Services, LLC
                                                                                 (July 1995-Present).

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH COMPANIES         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:
Todd Modic                         Assistant Vice           March 2002 to        Vice President of Financial
7337 E. Doubletree Ranch Rd.       President                Present              Reporting -- Fund Accounting of ING
Scottsdale, AZ 85258                                                             Funds Services, LLC (September 2002 to
Born: 1967                                                                       present). Director of Financial
                                                                                 Reporting of ING Investments, LLC (since
                                                                                 March 2001). Formerly, Director of
                                                                                 Financial Reporting, Axient
                                                                                 Communications, Inc. (May 2000 to
                                                                                 January 2001) and Director of Finance,
                                                                                 Rural/Metro Corporation (March 1995 to
                                                                                 May 2000).

Maria M. Anderson                  Assistant Vice           April 2002 to        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.       President                Present              Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                             Formerly, Manager of Fund Accounting and
Born: 1958                                                                       Fund Compliance, ING Investments, LLC
                                                                                 (September 1999 to November 2001);
                                                                                 Section Manager of Fund Accounting,
                                                                                 Stein Roe Mutual Funds (July 1998 to
                                                                                 August 1999); and Financial Reporting
                                                                                 Analyst, Stein Roe Mutual Funds (August
                                                                                 1997 to July 1998).

Susan P. Kinens                    Assistant Vice           March 2003 to        Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258               Assistant Secretary                           (December 2002-Present); and has held
Born: 1976                                                                       various other positions with ING Funds
                                                                                 Services, LLC for the last five years.

------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Goodwin Procter LLP
      Exchange Place
      53 State Street
      Boston, MA 02109

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.


[ING FUNDS LOGO]                                   VPIPSASAR0603-081803

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.
              -----------------------------------------------




By /s/ James M. Hennessy
   ----------------------------------------------------------
         James M. Hennessy
         President and Chief Executive Officer

Date:  August 28, 2003
       ------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By  /s/ James M. Hennessy
   ----------------------------------------------------------
         James M. Hennessy
         President and Chief Executive Officer

Date:  August 28, 2003
       ------------------------------------------------------




By /s/ Michael J. Roland
   ----------------------------------------------------------
         Michael J. Roland
         Executive Vice President and Chief Financial Officer

Date:  August 28, 2003
       ------------------------------------------------------